       As filed with the Securities and Exchange Commission on April 30, 2002

                                                               File No. 811-5151
                                                       Registration No. 33-14196
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                           Pre-Effective Amendment No                       / /

                         Post-Effective Amendment No. 84                    /X/

                                    and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                                Amendment No. 123                           /X/

                            ------------------------

                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)

                                522 Fifth Avenue
                            New York, New York 10036

                            ------------------------
                     (Address of Principal Executive Office)
       Registrant's Telephone Number, including Area Code: 1-800-622-4273

    Judy R. Bartlett                         Sarah E. Cogan, Esq.                      John E. Baumgardner, Jr., Esq.
    J.P. Morgan Fund Distributors,Inc        Simpson Thacher & Bartlett Inc.           Sullivan & Cromwell
    1211 Avenue of the Americas              425 Lexington Avenue                      125 Broad Street
    New York, New York 10036                 New York, New York 10017                  New York, New York 10004
---------------------------------------------------------------------------------------------------------------------
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b)     / / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)     / / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)     / / on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS MAY 1, 2002

JPMORGAN U.S. EQUITY FUNDS
CLASS A, CLASS B, AND CLASS C SHARES


BALANCED FUND

CAPITAL GROWTH FUND

CORE EQUITY FUND

DISCIPLINED EQUITY FUND (CLASS A AND CLASS B)

DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MID CAP GROWTH FUND (CLASS A AND CLASS B)

MID CAP VALUE FUND

SMALL CAP EQUITY FUND (CLASS A AND CLASS B)

SMALL CAP GROWTH FUND

U.S. EQUITY FUND

VALUE OPPORTUNITIES FUND (CLASS A AND CLASS B)


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Balanced Fund                                                          1

Capital Growth Fund                                                    8

Core Equity Fund                                                      13

Disciplined Equity Fund                                               18

Dynamic Small Cap Fund                                                23

Equity Growth Fund                                                    28

Equity Income Fund                                                    33

Growth and Income Fund                                                38

Mid Cap Growth Fund                                                   43

Mid Cap Value Fund                                                    48

Small Cap Equity Fund                                                 53

Small Cap Growth Fund                                                 58

U.S. Equity Fund                                                      63

Value Opportunities Fund                                              68

The Funds' Management and Administration                              73

How Your Account Works                                                77

   Know Which Classes to Buy                                          77

   About Sales Charges                                                77

   General                                                            78

   Buying Fund Shares                                                 79

   Selling Fund Shares                                                80

   Exchanging Fund Shares                                             81

   Other Information Concerning the Funds                             81

   Distributions and Taxes                                            82

Shareholder Services                                                  83

Risk and Reward Elements                                              84

Financial Highlights                                                  86

How To Reach Us                                               Back cover

JPMORGAN BALANCED FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks a balance of current income and growth by using the following strategies:
- an active equity management style which focuses on equity securities that it considers most undervalued.
- an active fixed-income management style that focuses primarily on domestic fixed-income securities.

J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the Fund's adviser, may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.


The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Standard & Poor's 500 Index (S&P 500). The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade by Moody's Investors Service, Inc. (Moody's), Standard &Poor's Corporation (S&P), Fitch Investor's Service Inc. (Fitch), or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality.


The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that are not in equity or fixed-income securities in high quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria.

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities, or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's mortgage-related investments involve risk of losses due to payments that occur earlier or later than expected and, like any bond, due to default.

The Fund's performance will also depend on the credit quality of its investments. Securities in the ratings categories Baa3 by Moody's or BBB- by S&P or the equivalent by another national rating organization may have fewer protective provisions and are generally more risky than higher-rated investment grade securities. The issuer may have trouble making principal and interest payment when difficult economic conditions exist.


Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and the Lipper Balanced Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992       5.32%
1993       6.01%
1994      -2.27%
1995      23.83%
1996      11.31%
1997      23.67%
1998      25.04%
1999      13.94%
2000      -2.80%
2001      -5.92%


----------------------------------
BEST QUARTER                13.24%
----------------------------------
                4th quarter, 1998
----------------------------------
WORST QUARTER               -8.06%
----------------------------------
                1st quarter, 2001



* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses and may have higher fees than Class A Shares. The performance for the period before Class A was launched on 10/16/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus of the Fund. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                             PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES         -11.31            8.72             8.61
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                 -12.15            6.96             7.73
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES          -6.52            6.80             7.12
---------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES         -11.02            9.60             9.19
---------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES          -7.41            9.87             9.19
---------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                      -11.88           10.70            12.94
---------------------------------------------------------------------------------------------
 LEHMAN AGGREGATE BOND INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)          8.42            7.43             7.23
---------------------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX (REFLECTS NO
 DEDUCTION FOR TAXES)                           -3.24            8.37             9.54
---------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES


The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                             CLASS A SHARES     CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*         5.75%              NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS         NONE               5.00%             1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                                  CLASS A   CLASS B  CLASS C
                                                  SHARES    SHARES   SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.50      0.50     0.50
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES(1)                                 0.57      0.57     0.57
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          1.57      2.07     2.07
 FEE WAIVER AND EXPENSE  REIMBURSEMENT(2)         (0.32)    (0.14)   (0.14)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.93     1.93
--------------------------------------------------------------------------------


(1) "Other expenses" are based on expenses incurred for the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.93% and 1.93%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,013       1,353       2,309
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           696          935       1,301       2,261***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           296          635       1,101       2,389
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             196        635         1,101       2,261***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             196        635         1,101       2,389
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMFAM (USA), applies an active equity management style focused on investing in mid-sized companies. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The securities mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, S&P MidCap 400 Index and the Lipper Mid-Cap Core Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P MidCap 400 Index. The Fund now compares its performance to the Russell Midcap(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS(1)


1992      12.95%
1993      20.17%
1994      -1.31%
1995      22.24%
1996      24.20%
1997      23.37%
1998       5.54%
1999      12.77%
2000      14.17%
2001      -4.52%

------------------------------------
 BEST QUARTER                17.45%
------------------------------------
                 4th quarter, 1998
------------------------------------
 WORST QUARTER              -19.57%
------------------------------------
                 3rd quarter, 1998

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                            PAST 1 YEAR   PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES      -10.01         8.57           11.86
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                           -10.01         6.44           10.01
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES       -6.09         6.57            9.49
-----------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES       -9.72         9.04           12.09
-----------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES       -5.95         9.15           11.99
-----------------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) GROWTH INDEX
 (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                   -20.15         9.02           11.10
-----------------------------------------------------------------------------------------
 S&P MIDCAP 400 INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)      -0.61        16.11           15.10
-----------------------------------------------------------------------------------------
 LIPPER MID-CAP CORE FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)     -4.90        11.28           12.43
-----------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class B was launched on 11/4/93 is based on the performance of Class A Shares of the Fund. The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund since 11/4/93 and Class A Shares of the Fund prior to that date. During these periods, the actual returns of Class B and Class C shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A SHARES   CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*           5.75%            NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS           NONE             5.00%             1.00%
--------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                            CLASS A      CLASS B     CLASS C
                                            SHARES       SHARES      SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.40         0.40        0.40
 DISTRIBUTION (RULE 12b-1) FEES              0.25         0.75        0.75
 SHAREHOLDER SERVICE FEES                    0.25         0.25        0.25
 OTHER EXPENSES(1)                           0.47         0.47        0.47
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.37         1.87        1.87
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.02)       (0.02)      (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                             1.35         1.85        1.85
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred during the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35%, 1.85% and 1.85%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            705        982         1,280        2,125
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           688        886         1,209        2,059***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           288        586         1,009        2,189
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             188        586         1,009        2,059***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             188        586         1,009        2,189
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN CORE EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that is greater than or equal to the equity markets.

In managing the Fund, the adviser, JPMFAM(USA), seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994        -4.03%
1995        25.53%
1996        22.54%
1997        33.33%
1998        30.80%
1999        23.59%
2000       -12.19%
2001       -14.41%

-----------------------------------
 BEST QUARTER                22.85%
-----------------------------------
                 4th quarter, 1998
-----------------------------------
 WORST QUARTER              -14.75%
-----------------------------------
                 1st quarter, 2001


* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. During this period, the actual returns of Class B and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance for the period before Class A was launched on 9/10/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                             PAST 1 YEAR.     PAST 5 YEARS.   LIFE OF FUND
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES       -19.32            8.83           10.70
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 DISTRIBUTIONS                               -19.32            8.24           10.35
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 DISTRIBUTIONS AND SALE OF FUND SHARES       -11.77            7.33            9.15
------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES       -19.20            9.71           11.37
------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES       -15.76           10.00           11.37
------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                -11.88           10.70           13.86
------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)     -12.83            9.59           12.09
------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.
(1) The Fund commenced operations on 4/1/93. Performance for the benchmarks is as of 4/30/93.


INVESTOR EXPENSES FOR CLASS A, B AND C SHARES


The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
----------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%             NONE              NONE
----------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE              5.00%             1.00%
----------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                             CLASS A     CLASS B    CLASS C
                                             SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.50        0.50       0.50
 DISTRIBUTION (RULE 12b-1) FEES              0.25        0.75       0.75
 SHAREHOLDER SERVICE FEES                    0.25        0.25       0.25
 OTHER EXPENSES(1)                           0.58        0.57       0.58
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.58        2.07       2.08
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.33)      (0.07)     (0.08)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                             1.25        2.00       2.00
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR    3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            695       1,015        1,357       2,319
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           703         942        1,307       2,269***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           303         644        1,111       2,404
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             203        642         1,107       2,269***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             203        644         1,111       2,404
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE


The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500.


THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P
500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its assets that is not in equity securities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investments.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A Shares or the contingent deferred sales load, which is assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998        31.98%
1999        18.02%
2000       -11.11%
2001        12.14%

------------------------------------
 BEST QUARTER                22.83%
------------------------------------
                 4th quarter, 1998
------------------------------------
 WORST QUARTER              -15.97%
------------------------------------
                 3rd quarter, 2001

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. Classes A and B were launched on 9/28/01. The Fund's performance is based on the performance of the Fund's Select Class Shares, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus, from 9/10/01 to 9/28/01 (for the table) and from 9/10/01 through 12/31/01 (for the bar chart). Returns for the period 12/31/97 to 9/10/01 reflect performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A and B Shares) and from 1/3/97 (commencement of operations) to 12/31/97, the institutional feeder (whose investment program was identical to those of Class A and B Shares). During these periods, the actual returns of Class A and B Shares would have been lower than shown because Class A and B Shares have higher expenses than the above-referenced class and feeders.
(1)  The fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                            PAST 1 YEAR      LIFE OF FUND
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES                      -17.24           8.66
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON DISTRIBUTIONS      -17.55           8.02
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES                      -10.50           6.85
-----------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES                      -16.41           9.66
-----------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                                   -11.88           9.53
-----------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                          -12.83           8.58
-----------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


 *   See footnote on previous page.
(1)  Performance for the benchmarks is as of 1/31/97.

ESTIMATED INVESTOR EXPENSES FOR CLASS A AND B SHARES


The estimated expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A SHARES        CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                     5.75%                 NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                     NONE                  5.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)


                                               CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                     0.35              0.35
 DISTRIBUTION (RULE 12b-1) FEES                      0.25              0.75
 SHAREHOLDER SERVICE FEES                            0.25              0.25
 OTHER EXPENSES(1)                                   0.39              0.39
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                            1.24              1.74
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)            (0.29)            (0.29)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                     0.95              1.45
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.95% and 1.45%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            666        919         1,191       1,965
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           648        820         1,117       1,895***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             148        520          917        1,895***
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMFAM(USA), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index and the Lipper Small-Cap Growth Funds Index, widely recognized market benchmarks.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS(1)


1998        13.46%
1999        30.13%
2000        11.42%
2001       -14.33%

-------------------------------------
 BEST QUARTER                24.00%
-------------------------------------
                 4th quarter, 1999
-------------------------------------
 WORST QUARTER              -20.82%
-------------------------------------
                 1st quarter, 2001

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                       PAST 1 YEAR     LIFE OF FUND
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES                 -19.26          13.24
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                         -19.26          12.30
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES                 -11.73          10.96
-----------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES                 -19.14          13.65
-----------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES                 -15.76          13.90
-----------------------------------------------------------------------------------
 S&P SMALLCAP 600/BARRA GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)                 -1.18           5.60
-----------------------------------------------------------------------------------
 LIPPER SMALL-CAP GROWTH FUNDS INDEX  (REFLECTS NO
 DEDUCTION FOR TAXES)                                  -12.75           7.32
-----------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



 * The performance for the period before Class C was launched on 1/7/98 is based on the performance for Class B Shares of the fund.
(1) The Fund commenced operations on 5/19/97. Performance for the benchmarks is as of 5/31/97.



INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES   CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%            NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE             5.00%             1.00%
--------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B, AND C ASSETS)


                                              CLASS A     CLASS B    CLASS C
                                              SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                              0.65        0.65       0.65
 DISTRIBUTION (RULE 12b-1) FEES               0.25        0.75       0.75
 SHAREHOLDER SERVICE FEES                     0.25        0.25       0.25
 OTHER EXPENSES(1)                            0.49        0.49       0.49
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                     1.64        2.14       2.14
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)     (0.14)      (0.02)     (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                              1.50        2.12       2.12
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.50%, 2.12% and 2.12%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            719        1,050        1,403      2,396
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           715          968        1,347      2,344***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           315          668        1,147      2,471
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             215         668         1,147      2,344***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             215         668         1,147      2,471
--------------------------------------------------------------------------------

  * Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVES

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest any portion of its assets that is not in equities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
       OBJECTIVE.

     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM(USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:


- projected earnings growth rate that is greater than or equal to the equity markets in general


- return on assets and return on equity equal to or greater than the equity markets in general


-    market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, S&P 500/BARRA Growth Index and the Lipper Large-Cap Growth Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P 500/BARRA Growth Index. The Fund now compares its performance to the Russell 1000(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


     1992                   6.43%
     1993                   2.48%
     1994                  -0.90%
     1995                  25.78%
     1996                  20.52%
     1997                  37.20%
     1998                  41.19%
     1999                  31.54%
     2000                 -23.85%
     2001                 -19.06%

----------------------------------
BEST QUARTER               27.32%
----------------------------------
                4th quarter, 1998
----------------------------------
WORST QUARTER             -18.53%
----------------------------------
                1st quarter, 2001


* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance for the period before Class A was launched on 8/13/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus of the Fund. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*



                                                  PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES            -23.71         8.16            9.27
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                    -25.05         6.84            8.60
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES            -13.15         6.88            7.99
----------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES            -23.21         9.04            9.85
----------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES            -20.36         9.29            9.84
----------------------------------------------------------------------------------------------
 RUSSELL 1000(R) GROWTH INDEX (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)        -20.42         8.27           10.80
----------------------------------------------------------------------------------------------
 S&P 500/BARRA GROWTH INDEX (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)        -12.73        11.07           12.30
----------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP GROWTH FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)          -23.87         7.50           10.60
----------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



* See footnote on previous page.


INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A SHARES     CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                      5.75%              NONE              NONE
---------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                      NONE               5.00%             1.00%
---------------------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                                 CLASS A   CLASS B   CLASS C
                                                  SHARES    SHARES   SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.50      0.50     0.50
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES                                    0.58      0.60     0.60
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES(1)                       1.58      2.10     2.10
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (0.33)    (0.12)   (0.12)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.98     1.98
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.98% and 1.98% respectively, of average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,015       1,357        2,319
-----------------------------------------------------------------------------
 CLASS B SHARES** ($)           701          946       1,318        2,289***
-----------------------------------------------------------------------------
 CLASS C SHARES** ($)           301          646       1,118        2,422
-----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS B SHARES ($)             201        646         1,118        2,289***
-----------------------------------------------------------------------------
 CLASS C SHARES ($)             201        646         1,118        2,422
-----------------------------------------------------------------------------



  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JP MORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval. The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The Fund seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. * The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, S&P 500 Index and the Lipper Equity Income Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P 500 Index. The Fund now compares its performance to the Russell 1000(R) Value Index. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


          1992                   5.61%
          1993                  12.34%
          1994                  -3.37%
          1995                  33.72%
          1996                  17.87%
          1997                  31.05%
          1998                  26.12%
          1999                  12.70%
          2000                  -4.09%
          2001                 -12.76%

---------------------------------------
BEST QUARTER                    18.81%
---------------------------------------
                     4th quarter, 1998
---------------------------------------
 WORST QUARTER                 -11.92%
---------------------------------------
                     1st quarter, 2001


* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The Performance for the period before Class A was launched on 8/24/98 is based on the performance of the fund's select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*



                                                   PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES             -17.78        8.00           10.26
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     -17.97        6.50            9.49
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             -10.74        6.62            8.82
---------------------------------------------------------------------------------------------
 CLASS B SHARES-- RETURN BEFORE TAXES              -17.44        8.91           10.87
---------------------------------------------------------------------------------------------
 CLASS C SHARES-- RETURN BEFORE TAXES              -14.00        9.19           10.86
---------------------------------------------------------------------------------------------
 RUSSELL 1000(R) VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)             -5.59       11.13           14.16
---------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                      -11.88       10.70           12.94
---------------------------------------------------------------------------------------------
 LIPPER EQUITY INCOME FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)            -5.20        8.57           11.18
---------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for theses other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* See footnote on previous page.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                            5.75%             NONE             NONE
-------------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                            NONE              5.00%            1.00%
-------------------------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                                 CLASS A   CLASS B    CLASS C
                                                 SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.40      0.40     0.40
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES(1)                                 0.65      0.66     0.66
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          1.55      2.06     2.06
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (0.30)    (0.31)   (0.31)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.75     1.75
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, Respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,009       1,344       2,290
----------------------------------------------------------------------------
 CLASS B SHARES** ($)           678          916       1,280       2,234***
----------------------------------------------------------------------------
 CLASS C SHARES** ($)           278          616       1,080       2,365
----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
 CLASS B SHARES ($)             178        616          1,080      2,234***
----------------------------------------------------------------------------
 CLASS C SHARES ($)             178        616          1,080      2,365
----------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market condition, it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.


     BEFORE YOU INVEST
          INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


INVESTMENT PROCESS

In managing the Fund, JPMFAM(USA), the adviser, applies an active equity management style. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index and the Lipper Large-Cap Value Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS(1)


          1992                  15.06%
          1993                  12.99%
          1994                  -3.41%
          1995                  27.55%
          1996                  19.38%
          1997                  29.53%
          1998                  14.11%
          1999                   8.09%
          2000                   0.48%
          2001                 -13.48%

---------------------------------------
 BEST QUARTER                    16.63%
---------------------------------------
                    4th quarter, 1998
---------------------------------------
 WORST QUARTER                 -14.31%
---------------------------------------
                    3rd quarter, 2001


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*



                                                    PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES              -18.46         5.53           9.61
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                      -18.67         2.94           7.46
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES              -11.24         4.35           7.64
-----------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES              -18.23         6.01           9.81
-----------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES              -14.76         5.90           9.62
-----------------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)             -11.71         9.49          13.10
-----------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                   -8.58         9.42          12.05
-----------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund. The performance for the period before Class B was launched on 11/4/93 is based on performance of Class A Shares of the Fund. During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares.



INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
---------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                  5.75%             NONE             NONE
---------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                  NONE              5.00%            1.00%
---------------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES1 (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                      CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
--------------------------------------------------------------------------------------------
 MANAGEMENT FEES                            0.40             0.40                  0.40
 DISTRIBUTION (RULE 12b-1) FEES             0.25             0.75                  0.75
 SHAREHOLDER SERVICE FEES                   0.25             0.25                  0.25
 OTHER EXPENSES2                            0.42             0.42                  0.42
--------------------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                   1.32             1.82                  1.82
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)   (0.02)           (0.02)                (0.02)
--------------------------------------------------------------------------------------------
 NET EXPENSES(3)                            1.30             1.80                  1.80
--------------------------------------------------------------------------------------------



(1) The Fund has a master/feeder structure as described under The Funds' Management and Administration. This table shows the Class A, B and C expenses and their share of master portfolio expenses, expressed as a percentage of average daily net assets.
(2) "Other" Expenses are based on expenses incurred in the fiscal year ended 10/31/01, after which the fund changed its fiscal year end to 12/31.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.30%, 1.80% and 1.80%, respectively, of average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)                  700       967       1,255    2,072
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)                 683       871       1,183    2,005***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)                 283       571         983    2,136
--------------------------------------------------------------------------------



                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)                   183       571       983      2,005***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)                   183       571       983      2,136
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP GROWTH FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks to provide long-term growth from a portfolio of mid-capitalization stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund invests in companies that the adviser believes have strong earnings growth potential.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

JPMFAM (USA), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search.

The adviser has developed a number of screens for the whole market and, in some cases, for a specific sector. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT RED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

Effective December 3, 2001, the Fund changed its name and certain investment policies. Prior to that time, the Fund operated as the H&Q IPO & Emerging Company Fund. This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year over the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past year and the life of the Fund. It compares that performance to the Russell Midcap(R) Growth Index, the S&P 500 Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P 500 Index. The Fund now compares its performance to the Russell Midcap(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's new investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


 2000                         -49.12%
 2001                         -28.30%

--------------------------------------
 BEST QUARTER                  18.50%
--------------------------------------
                    4th quarter, 2001
--------------------------------------
 WORST QUARTER                -42.32%
--------------------------------------
                    4th quarter, 2000


* The performance for the period before 3/23/01 is based on the performance of the Class A and Class B Shares of the H&Q IPO & Emerging Company Fund, A series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The predecessor's investment program was identical to that of the fund prior to 12/3/01. The predecessor's Class A and Class B expenses were substantially similar to those of Class A and Class B of the Fund.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                                 PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------
 CLASS A SHARES-- RETURN BEFORE TAXES              -32.42         -28.12
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     -32.71         -28.27
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             -19.27         -21.44
--------------------------------------------------------------------------------
 CLASS B SHARES-- RETURN BEFORE TAXES              -32.18         -27.62
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                                -11.88          -6.46
--------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            -20.15          -4.15
--------------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                   6.73           6.88
--------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.
(1)  The Fund commenced operations on 10/29/99.


INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES

The expenses of Class A and Class B Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A SHARES      CLASS B SHARES
----------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 WHEN YOU BUY SHARES, SHOWN
 AS % OF THE OFFERING PRICE*                    5.75%               NONE
----------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS LOWER
 OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS                            NONE                5.00%
----------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)



                                                CLASS A SHARES     CLASS B SHARES
---------------------------------------------------------------------------------
 MANAGEMENT FEE                                 0.65               0.65
 DISTRIBUTION (RULE 12b-1) FEES                 0.30               1.00
 SHAREHOLDER SERVICE FEE                        NONE               NONE
 OTHER EXPENSES(1)                              0.40               0.40
---------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES(2)                    1.35               2.05
---------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Pursuant to a written agreement JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35% and 2.05%, respectively, of average daily net assets through 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

This example helps you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. This example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    total operating expenses for each period.


This example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            705        978         1,272       2,105
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           708        943         1,303       2,200***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             208        643         1,103       2,200***
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
       OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

Robert Fleming Inc. (Robert Fleming), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme over valuation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P MidCap 400/BARRA Value Index, the Russell Midcap(R) Value Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or a contingent deferred sales load, which is assessed on Class B and C Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998      19.77%
1999      13.87%
2000      35.28%
2001       9.91%

---------------------------------------------
BEST QUARTER                          17.96%
---------------------------------------------
                           4th quarter 1998
---------------------------------------------
WORST QUARTER                        -11.06%
---------------------------------------------
                           3rd quarter 1998
---------------------------------------------

* The performance in the table for the period before Classes A, B and C were launched on 4/30/01 and the Fund's performance in the bar chart are based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                   PAST 1 YEAR   LIFE OF FUND
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES             3.21          18.23
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     1.39          14.43
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             2.36          13.17
-----------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES             3.99          19.52
-----------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES             8.18          19.85
-----------------------------------------------------------------------------
 S&P MIDCAP 400/BARRA VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            7.14          11.42
-----------------------------------------------------------------------------
 RUSSELL MIDCAP(R) VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            2.33           7.22
-----------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                 6.73           6.88
-----------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.

(1) The Fund commenced operations on 11/13/97. Performance for the benchmarks is as of 11/30/97.



INVESTOR EXPENSES FOR CLASSES A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%             NONE             NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE              5.00%            1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                                 CLASS A   CLASS B    CLASS C
                                                 SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.70       0.70      0.70
 DISTRIBUTION (RULE 12b-1) FEES                    0.25       1.00      1.00
 SHAREHOLDER SERVICE FEES                          NONE       NONE      NONE
 OTHER EXPENSES(1)                                 2.77       2.77      2.78
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          3.72       4.47      4.48
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (2.47)     (2.47)    (2.48)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25       2.00      2.00
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of the average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

- net expenses of 1.25%, 2.00% and 2.00% for Classes A, B and C, respectively, through 4/30/03, and 2.25%, 3.00% (2.25% after 4/30/10***)
     and 3.00%, respectively, through 4/30/12.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,147       1,625       2,938
---------------------------------------------------------------------------
 CLASS B SHARES** ($)           703        1,133       1,689       3,070***
---------------------------------------------------------------------------
 CLASS C SHARES** ($)           303          833       1,489       3,247
---------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
 CLASS B SHARES ($)             203        833         1,489       3,070***
---------------------------------------------------------------------------
 CLASS C SHARES ($)             203        833         1,489       3,247


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, JPMFAM (USA), the adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.



[CHART]


YEAR-BY-YEAR RETURNS(1)


1995                        54.04%
1996                        28.80%
1997                        17.76%
1998                         3.34%
1999                        13.75%
2000                        14.18%
2001                        -6.23%

-----------------------------------
BEST QUARTER                 19.38%
-----------------------------------
                 4th quarter, 1998
-----------------------------------
WORST QUARTER               -21.13%
-----------------------------------
                 3rd quarter, 1998


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                PAST 1 YEAR    PAST 5 YEARS       LIFE OF FUND
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES          -11.62          6.91              16.22
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                  -11.62          5.51              14.95
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES           -7.07          5.46              13.64
------------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES          -11.67          7.07              16.37
------------------------------------------------------------------------------------------------
 S&P SMALLCAP 600 INDEX
 (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                               6.54         10.60              15.05
------------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                7.13         10.15              14.11
------------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



* The performance for the period before Class B was launched on 3/28/95 is based on performance of Class A Shares of the Fund. The actual returns of Class B Shares would have been lower than shown because Class B Shares have higher expenses than Class A Shares.

(1) The Fund commenced operations on 12/20/94. Performance for the benchmarks is as of 12/31/94.



INVESTOR EXPENSES FOR CLASS A AND B SHARES
The expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            CLASS A SHARES      CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                         5.75%               NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                         NONE                5.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)


                                              CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                0.65             0.65
 DISTRIBUTION (RULE 12b-1) FEES                 0.25             0.75
 SHAREHOLDER SERVICE FEES                       0.01             0.25
 OTHER EXPENSES(1)                              0.49             0.49
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                       1.40             2.14
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)       (0.02)           (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                1.38             2.12
--------------------------------------------------------------------------------


(1) "Other Expenses" are Based On expenses incurred during the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.38% And 2.12%, respectively, of the average daily net assets through 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            707        991         1,295       2,156
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           715        968         1,347       2,283***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             215        668         1,147       2,283***
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

Robert Fleming, the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.


The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; or the market capitalization of a security may exceed the guidelines set by the Fund's adviser.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index and the Lipper SmallCap Growth Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which is assessed on Class A Shares or the contingent deferred sales load, which is assessed on Class B and C Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998     14.86%
1999     46.54%
2000     -7.79%
2001    -10.90%

--------------------------------------
 BEST QUARTER                36.03%
--------------------------------------
                 4th quarter, 2001
--------------------------------------
 WORST QUARTER              -34.24%
--------------------------------------
                 3rd quarter, 2001


* The performance in the table for the period before Classes A, B and C were launched on 4/30/01 and the performance in the bar chart are based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                     PAST 1 YEAR  LIFE OF FUND
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES               -16.67       6.96
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                       -16.67       3.55
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES               -10.15       4.36
--------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES               -15.99       8.16
--------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES               -12.64       8.45
--------------------------------------------------------------------------------
 RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                              2.49       4.46
--------------------------------------------------------------------------------
 RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)               -9.23       0.50
--------------------------------------------------------------------------------
 LIPPER SMALL CAP GROWTH FUNDS INDEX
 (REFLECT NO DEDUCTION FOR TAXES)                    -12.97       6.27
--------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page
(1) The Fund commenced operations on 11/14/97. Performance for the benchmarks is as of 11/30/97.



INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*       5.75%             NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS       NONE              5.00%             1.00%
--------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                            CLASS A   CLASS B    CLASS C
                                            SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                              0.80      0.80       0.80
 DISTRIBUTION (RULE 12b-1) FEES               0.25      1.00       1.00
 SHAREHOLDER SERVICE FEES                     NONE      NONE       NONE
 OTHER EXPENSES(1)                           11.12     11.17      11.17
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    12.17     12.97      12.97
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (10.57)   (10.62)    (10.62)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                              1.60      2.35       2.35
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.60%, 2.35% and 2.35%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses of 1.60%, 2.35% and 2.35% for Classes A, B and C, respectively, through 4/30/03, and 2.60%, 3.35% (2.60% after 4/30/10***) and 3.35%, respectively, through 4/30/12.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            728        1,247       1,792       3,271
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           738        1,237       1,860       3,402***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           338          937       1,660       3,573
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             238          937       1,660       3,402***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             238          937       1,660       3,573
--------------------------------------------------------------------------------



  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992     8.73%
1993    11.02%
1994    -0.61%
1995    32.48%
1996    21.06%
1997    28.41%
1998    24.45%
1999    14.69%
2000    -6.72%
2001    -9.71%

-----------------------------------
 BEST QUARTER                21.33%
-----------------------------------
                 4th quarter, 1998
----------------------------------
 WORST QUARTER              -15.91%
-----------------------------------
                 3rd quarter, 2001


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before Classes A, B and C were launched on 9/10/01 is based on the performance of the advisor feeder that was merged out of existence (whose investment program was identical to the investment program of Class A, B and C Shares, and whose expenses were substantially similar to the current expenses of Class A Shares) from 9/15/00 to 9/10/01. During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and C Shares have higher expenses than the advisor feeder. Returns for the period 7/19/93 to 9/15/00 reflect performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A, B and C Shares) and from 1/1/92 to 7/19/93, The Pierpont Equity Fund, the Fund's predecessor. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the above-referenced predecessor and retail feeder.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                           PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES     -14.89         7.79          10.84
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                          -15.00         4.72           7.46
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES      -9.04         5.57           7.65
-------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES     -14.98         8.87          11.47
-------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES     -10.90         9.03          11.48
-------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)              -11.88        10.70          12.94
-------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)         -12.83         9.59          11.47
-------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.



INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, and the estimated expenses of Class B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*           5.75%             NONE             NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS           NONE              5.00%            1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                            CLASS A      CLASS B      CLASS C
                                            SHARES(1)    SHARES(2)    SHARES(2)
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.40        0.40          0.40
 DISTRIBUTION (RULE 12b-1) FEES              0.25        0.75          0.75
 SHAREHOLDER SERVICE FEES                    0.25        0.25          0.25
 OTHER EXPENSES                              0.58        0.58          0.58
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.48        1.98          1.98
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)    (0.43)      (0.23)        (0.23)
--------------------------------------------------------------------------------
 NET EXPENSES(3)                             1.05        1.75          1.75
--------------------------------------------------------------------------------



(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.
(2) "Other Expenses" are based on estimated expenses for the most recent fiscal year.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75% and 1.75% respectively, of average daily net assets until 4/30/05 with respect to Class A Shares and until 4/30/03 with respect to Class B and Class C Shares. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05 with respect to Classes A shares, and through 4/30/03 with respect to Class B and C shares, and total operating expenses thereafter.



The example is for comparison only; the actual returns of Class A, B and C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            676        890         1,214       2,131
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           678        899         1,246       2,159***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           278        599         1,046       2,288
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             178        599         1,046       2,159***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             178        599         1,046       2,288
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN VALUE OPPORTUNITIES FUND

RISK/RETURN SUMMARY


For a detailed discussion of the Fund's main risks, please see pages 84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. Market capitalization is the total market value of a company's shares. The adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge against various market risks. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies, but not its objective, without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN  INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

On December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. In view of the change of adviser and the other changes noted above, the Fund's past performance record is not considered pertinent for investors considering whether to purchase shares of the Fund. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Class A and B Shares, and for comparison purposes, the performance of an appropriate broad-based index will also be included.

Unlike an entirely new mutual fund, the Fund currently holds various investments all of which would be permissible investments for the Fund under its new investment objective and policies. The adviser expects to modify the Fund's current holdings, over time, to more closely conform to its investment management style, including investment in companies without regard to geographic location. This will result in higher turnover and higher brokerage commissions than the Fund has historically experienced, as well as the potential realization of increased capital gains. The Fund's turnover rate averaged 12% over the past five years; the turnover rate for the upcoming fiscal year is expected to be higher than such average as the adviser anticipates selling 15% to 25% of the Fund's current assets.

INVESTOR EXPENSES FOR CLASS A AND B SHARES

The expenses of Class A and B Shares are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A SHARES       CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*               5.75%                NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS               NONE                 5.00%
--------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)



                                                         CLASS A   CLASS B
                                                         SHARES    SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES(1)                                      0.50      0.50
 DISTRIBUTION (RULE 12b-1) FEES                          0.25      0.75
 SHAREHOLDER SERVICE FEES                                NONE      0.25
 OTHER EXPENSES                                          0.64      0.64
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                1.39      2.14
--------------------------------------------------------------------------------



(1) MANAGEMENT FEES REFLECT NEW ADVISORY AGREEMENT EFFECTIVE DECEMBER 31, 2001. THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,
- 5% return each year, and

- the Fund's operating expenses remain the same


The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)             708         990       1,292        2,148
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)            717         970       1,349        2,282***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)              217         670       1,149        2,282***
--------------------------------------------------------------------------------



  * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
 ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
    BEEN OWNED FOR EIGHT YEARS.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Balanced, Core Equity, Equity Growth, Equity Income and Mid Cap Growth Funds are series of Mutual Fund Investment Trust, a Massachusetts business trust. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of Mutual Fund Group, a Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland corporation. The Disciplined Equity and U.S. Equity Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation. The trustees of each trust and the directors of each corporation are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

The Growth and Income Fund is also a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)

Each class in a multiple class fund and each feeder in a master-feeder fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISERS

JPMIM, JPMFAM (USA) and Robert Fleming are the investment advisers and make the day-to-day investment decisions for the Funds.

JPMIM is the investment adviser for the Disciplined Equity, U.S. Equity and Value Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Growth and Small Cap Equity Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.


Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.


JPMIM and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



                                FISCAL
 FUND                           YEAR END          %
--------------------------------------------------------
 BALANCED FUND                  12/31/01        0.50
--------------------------------------------------------
 CAPITAL GROWTH FUND            12/31/01        0.40
--------------------------------------------------------
 CORE EQUITY FUND               12/31/01        0.50
--------------------------------------------------------
 DISCIPLINED EQUITY FUND        12/31/01        0.35
--------------------------------------------------------
 DYNAMIC SMALL CAP FUND         12/31/01        0.65
--------------------------------------------------------
 EQUITY GROWTH FUND             12/31/01        0.50
--------------------------------------------------------
 EQUITY INCOME FUND             12/31/01        0.37
--------------------------------------------------------
 GROWTH AND INCOME FUND         12/31/01        0.40
--------------------------------------------------------
 MID CAP GROWTH FUND            12/31/01        0.65
--------------------------------------------------------
 MID CAP VALUE FUND             12/31/01        0.00
--------------------------------------------------------
 SMALL CAP EQUITY FUND          12/31/01        0.65
--------------------------------------------------------
 SMALL CAP GROWTH FUND          12/31/01        0.00
--------------------------------------------------------
 U.S. EQUITY FUND               12/31/01        0.40
--------------------------------------------------------
 VALUE OPPORTUNITIES FUND       12/31/01        0.50
--------------------------------------------------------



THE PORTFOLIO MANAGERS

BALANCED FUND

The portfolio management team for the equity portion of the Fund's portfolio is comprised of a team of research analysts who select stocks in their respective sectors using the investment strategy described earlier in this prospectus. Anne Lester, Vice President of the adviser, is responsible for overseeing the management of the Fund's overall portfolio. James H. Russo, Vice President of the adviser and CFA, and Susan Bao, Vice President of the adviser and CFA, are responsible for overseeing and managing the cash flows of the equity portion of the portfolio. Ms. Lester has been at JPMFAM (USA) or one of its affiliates since 1992. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. The fixed-income portion of the portfolio is managed by a team of individuals at JPMFAM (USA).


CAPITAL GROWTH FUND

Christopher Mark Vyvyan Jones serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of (JPMFAM (USA), the adviser, since 1982. He is currently a Director of the adviser and is head of the adviser's small company team.


CORE EQUITY FUND
Thomas Luddy, Managing Director of the adviser, is responsible for the management of the Fund. Mr. Luddy is head of the U.S. Equity Research Group. Mr. Luddy has been employed at JPMFAM (USA) or one of its affiliates since 1976 and has held numerous key positions in the firm, including such roles as Global Head of Equity and Chief Investment Officer.

DISCIPLINED EQUITY FUND

The portfolio management team is led by Joseph Gill, Vice President of the adviser, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Gill has been at JPMIM since 1996. Mr. Devlin has been at JPMIM since 1996. Ms. Buziak has been at JPMIM since 1997.


DYNAMIC SMALL CAP FUND

The portfolio management team is led by Juliet Ellis, Vice President of the adviser and CFA. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. She has been managing the Fund since August 1999.


EQUITY GROWTH FUND

The portfolio management team is led by Peter E. Miller, Managing Director of the adviser, and Peter Zuleba, Vice President of the adviser. Messrs. Miller and Zuleba have been employed with JPMFAM (USA) or one of its affiliates since 1989 and are portfolio managers in the Private Banking Group.


EQUITY INCOME FUND
Bradford L. Frishberg, Vice President of the adviser, oversees the Fund and has been employed at JPMFAM (USA) or one of its affiliates since 1996. Mr. Frishberg is a portfolio manager in the equity and balanced groups.

GROWTH AND INCOME FUND

Jonathan Kendrew Llewelyn Simon serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the adviser since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming.


MID CAP GROWTH FUND

Mr. Jones serves as portfolio manager of the Fund. Information on Mr. Jones is discussed earlier in this prospectus.


MID CAP VALUE FUND

Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.


SMALL CAP EQUITY FUND

Ms. Ellis is responsible for management of the Fund. She has been managing the Fund since August 1999. Information on Ms. Ellis is discussed earlier in this prospectus.


SMALL CAP GROWTH FUND

Mr. Jones serves as portfolio manager to the Fund. Information on Mr. Jones is discussed earlier in this prospectus.


U.S. EQUITY FUND

The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described earlier in this prospectus. Mr. Russo and Ms. Bao are responsible for overseeing and managing the cash flows of the portfolio. Information on Mr. Russo and Ms. Bao is discussed earlier in this prospectus.

VALUE OPPORTUNITIES FUND
Bradford L. Frishberg, CFA, and Jonathan N. Golub, CFA , Vice Presidents at JPMIM, are responsible for the investment management of the Fund. Mr. Frishberg is a portfolio manager in the U.S. Active Equity Group. An employee since 1996, he has been a portfolio manager in the London and Tokyo offices before returning to New York in 2000. Previously, Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. Mr. Golub is a portfolio manager in the U.S. Equity Group. An employee since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining the firm, Mr. Golub led the consultant relations effort at Scudder Kemper Investment and Chancellor LGT.


THE FUNDS' ADMINISTRATORS


JPMorgan Chase Bank (Administrator) provides administrative services for and oversees the other service providers of each Fund, except for the Value Opportunities Fund, The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Value Opportunities
Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and administrative oversight of each of the Value Opportunities Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equalling 0.175% of average daily net assets of the Fund. The Business Manager, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception in 1985 and provides similar services to three other mutual funds with combined assets of approximately $50 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Shares of each Fund held by investors serviced by the shareholder servicing agent. The Mid Cap Value and Small Cap Growth Fund and Small Cap Equity Fund (Class A Shares) can only pay fees to shareholder servicing agents other than JPMorgan Chase Bank.


The advisers and/or the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY


Each Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C Shares of the Funds. Each class may have different requirements for whom may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES


You may pay a sales charge to buy Class A Shares, and you may pay a sales charge with respect to Class B or C Shares of the Funds. There are also ongoing charges that all investors pay as long as they own their shares.

Different charges are associated with each class of shares:


- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Shareholders of the former J.P. Morgan U.S. Equity Fund - Advisor Series who received their Class A Shares as a result of a fund reorganization in September 2001, will not pay sales loads on subsequent purchases of Class A Shares in the U.S. Equity Fund or any other JPMorgan Fund into which such shareholders may subsequently exchange.


TOTAL SALES CHARGE

                                AS % OF THE             AS %
                                OFFERING                OF NET
 AMOUNT OF                      PRICE                   AMOUNT
 INVESTMENT                     PER SHARE               INVESTED
-------------------------------------------------------------------
 LESS THAN $100,000             5.75                    6.10
-------------------------------------------------------------------
 $100,000 BUT UNDER $250,000    3.75                    3.90
-------------------------------------------------------------------
 $250,000 BUT UNDER $500,000    2.50                    2.56
-------------------------------------------------------------------
 $500,000 BUT UNDER
 $1 MILLION                     2.00                    2.04
-------------------------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

 YEAR                DEFERRED SALES CHARGE
-------------------------------------------
 1                   5%
-------------------------------------------
 2                   4%
-------------------------------------------
 3                   3%
-------------------------------------------
 4                   3%
-------------------------------------------
 5                   2%
-------------------------------------------
 6                   1%
-------------------------------------------
 7                   NONE
-------------------------------------------
 8                   NONE
-------------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.

GENERAL

The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, Class B Shares may be the most economical choice.


Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.


If you plan to buy less than $100,000 of shares, Class B Shares or Class C Shares will generally be the most economical choice.


Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES

You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL

Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your order. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.


 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
 1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

 TYPE OF                        INITIAL           ADDITIONAL
 ACCOUNT                        INVESTMENT        INVESTMENTS
---------------------------------------------------------------
 REGULAR ACCOUNT                $ 2,500            $ 100
---------------------------------------------------------------
 SYSTEMATIC INVESTMENT
 PLAN(1)                        $ 1,000            $ 100
---------------------------------------------------------------
 IRAS                           $ 1,000            $ 100
---------------------------------------------------------------
 SEP-IRAS                       $ 1,000            $ 100
---------------------------------------------------------------
 EDUCATION IRAS                 $   500            $ 100
---------------------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Funds will not issue certificates for Class A, Class B or Class C shares.


SELLING FUND SHARES


You can sell your shares in one of three ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL

You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, in proper form, less any applicable sales charges.


We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange money from one JPMorgan account to another of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class B Shares of a Fund for Class B Shares of another JPMorgan Fund, or Class C Shares for Class C Shares, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expense from any sales request if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


You may write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


DISTRIBUTIONS AND TAXES


The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.


The Balanced, Core Equity, Disciplined Equity, Equity Growth, Equity Income, Growth and Income and U.S. Equity Funds generally distribute any net investment income at least quarterly. The Capital Growth, Dynamic Small Cap, Mid Cap Growth, Mid Cap Value, Small Cap Equity, Small Cap Growth and Value Opportunities Funds generally distribute any net investment income at least annually.


You have three options for your distributions. You may:


- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.


If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.


You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.


FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge but, you must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help the Funds manage risk.


==================================================================================================================================
POTENTIAL RISKS                            POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities before      -  The Funds can take advantage of         -  The Funds segregate liquid assets to
   issue or for delayed delivery, it          attractive transaction opportunities       offset leverage risks
   could be exposed to leverage risk if
   it does not segregate liquid assets

SHORT-TERM TRADING
-  Increased trading could raise a         -  The Funds could realize gains in a      -  The Funds generally avoid short-term
   Fund's brokerage and related costs         short period of time                       trading, except to take advantage of
-  Increased short-term capital gains      -  The Funds could protect against losses     attractive or unexpected opportunities or
   distributions could raise                  if a stock is overvalued and its value     to meet demands generated by shareholder
   shareholders' income tax liability         later falls                                activity

DERIVATIVES
-  Derivatives such as futures,            -  Hedges that correlate well with         -  The Funds use derivatives for hedging and
   options, swaps, and forward foreign        underlying positions can reduce or         for risk management (i.e., to establish or
   currency contracts(1) that are used        eliminate losses at low cost               adjust exposure to particular securities,
   for hedging the portfolio or specific   -  A Fund could make money and protect        markets or currencies); risk management
   securities may not fully offset the        against losses if management's             may include management of a Fund's
   underlying positions and this could        analysis proves correct                    exposure relative to its benchmark.
   result in losses to a Fund that would   -  Derivatives that involve leverage          Certain Funds may also use derivatives to
   not have otherwise occurred                could generate substantial gains at        increase the Fund's gain
-  Derivatives used for risk management       low cost                                -  A Fund only establishes hedges that it
   or to increase a Fund's gain may not                                                  expects will be highly correlated with
   have the intended effects and may                                                     underlying positions
   result in losses or missed                                                         -  While the Funds may use derivatives that
   opportunities                                                                         incidentally involve leverage, they do not
-  The counterparty to a derivatives                                                     use them for the specific purpose of
   contract could default                                                                leveraging their portfolio
-  Derivatives that involve leverage
   could magnify losses
-  Certain types of derivatives involve
   costs to a Fund which can reduce
   returns
-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a Fund's
   assets, and defer recognition of
   certain of a Fund's losses
----------------------------------------------------------------------------------------------------------------------------------



(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

==================================================================================================================================
POTENTIAL RISKS                            POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
-  When a Fund lends a security, there     -  The Funds may enhance income through    -  Each adviser maintains a list of approved
   is a risk that the loaned securities       the investment of the collateral           borrowers
   may not be returned if the borrower        received from the borrower              -  The Funds receive collateral equal to at
   or the lending agent defaults                                                         least 100% of the current value of the
-  The collateral will be subject to the                                                 securities loaned plus accrued interest
   risks of the securities in which it                                                -  The lending agents indemnify the Funds
   is invested                                                                           against borrower default
                                                                                      -  Each adviser's collateral investment
                                                                                         guidelines limit the quality and duration
                                                                                         of collateral investment to minimize
                                                                                         losses
                                                                                      -  Upon recall, the borrower must return the
                                                                                         securities loaned within the normal
                                                                                         settlement period

MARKET CONDITIONS
-  Each Fund's share price and             -  Stocks have generally outperformed      -  Under normal circumstances each Fund plans
   performance will fluctuate in response     more stable investments (such as           to remain fully invested in accordance
   to stock and/or bond market movements      bonds and cash equivalents) over the       with its policies. Equity investments may
-  Adverse market conditions may from         long term                                  include common stocks, convertible
   time to time cause a Fund to take       -  With respect to the Diversified and        securities, preferred stocks, depositary
   temporary defensive positions that         Balanced Funds, a diversified,             receipts, (such as ADRs and EDRs), trust
   are inconsistent with its principal        balanced portfolio should mitigate         or partnership interests, warrants, rights
   investment strategies and may hinder       the effects of wide market                 and investment company securities
   the Fund from achieving its investment     fluctuations, especially when stock     -  Each Fund seeks to limit risk and enhance
   objective                                  and bond prices move in different          performance through active management
                                              directions                                 and/or diversification
                                                                                      -  During severe market downturns, each Fund
                                                                                         has the option of investing up to 100% of
                                                                                         assets in high quality short-term
                                                                                         instruments

MANAGEMENT CHOICES
-  A Fund could underperform its           -  A Fund could outperform its benchmark   -  The advisers focus their active management
   benchmark due to its securities and        due to these same choices                  on securities selection, the area where
   asset allocation choices                                                              they believe their commitment to research
                                                                                         can most enhance returns

FOREIGN INVESTMENTS
-  Currency exchange rate movements        -  Favorable exchange rate movements       -  The Funds anticipate that total foreign
   could reduce gains or create losses        could generate gains or reduce losses      investments will not exceed 20% of total
-  A Fund could lose money because of      -  Foreign investments, which represent       assets (30% for Diversified Fund, 30% for
   foreign government actions, political      a major portion of the world's             Equity Growth Fund and 10% for Small Cap
   instability or lack of adequate and        securities, offer attractive               Growth Fund)
   accurate information                       potential performance and               -  The Funds actively manage the currency
-  Currency and investment risks tend         opportunities for diversification          exposure of their foreign investments
   to be higher in emerging markets;       -  Emerging markets can offer higher          relative to their benchmarks, and may
   these markets also present higher          returns                                    hedge back into the U.S. dollar from time
   liquidity and valuation risks                                                         to time (see also "Derivatives"); these
                                                                                         currency management techniques may not be
                                                                                         available for certain emerging markets
                                                                                         investments

ILLIQUID HOLDINGS
-  Each Fund could have difficulty         -  These holdings may offer more           -  No Fund may invest more than 15% of net
   valuing these holdings precisely           attractive yields or potential growth      assets in illiquid holdings
-  Each Fund could be unable to sell          than comparable widely traded           -  To maintain adequate liquidity to meet
   these holdings at the time or price        securities                                 redemptions, each Fund may hold high
   it desires                                                                            quality short-term securities (including
                                                                                         repurchase agreements and reverse
                                                                                         repurchase agreements) and, for temporary
                                                                                         or extraordinary purposes, may borrow from
                                                                                         banks up to 33 1/3% of the value of its
                                                                                         total assets or draw on a line of credit
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

This information for the Value Opportunities Fund has been audited by Johnson Lambert & Co. whose reports, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

All other information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN BALANCED FUND^



                                                                CLASS A~                           CLASS B     CLASS C
                                                  ---------------------------------------------   ---------   ---------
                                                         YEAR       YEAR       YEAR   10/16/98*   02/16/01*   02/16/01*
                                                        ENDED      ENDED      ENDED     THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------   ---------   ---------
Net asset value, beginning of period                 $  30.23   $  38.46   $  34.51   $   31.87   $   29.69   $   29.69
-----------------------------------------------------------------------------------------------   ---------   ---------
  Income from investment operations:
    Net investment income                                0.47@      0.76@      0.70@       0.10        0.24@       0.24@
    Net gains or losses in securities
      (both realized and unrealized)                    (2.29)     (1.96)      4.05        3.95       (1.69)      (1.69)
                                                     --------   --------   --------   ---------   ---------   ---------

    Total from investment operations                    (1.82)     (1.20)      4.75        4.05       (1.45)      (1.45)
  Distributions to shareholders from:
    Dividends from net investment income                 0.32       1.28       0.61        0.16        0.20        0.20
    Distributions from capital gains                     0.65       5.75       0.19        1.25        0.65        0.65
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                    0.97       7.03       0.80        1.41        0.85        0.85
-----------------------------------------------------------------------------------------------   ---------   ---------
Net asset value, end of period                       $  27.44   $  30.23   $  38.46   $   34.51   $   27.39   $   27.39
-----------------------------------------------------------------------------------------------   ---------   ---------

TOTAL RETURN(1)                                         (5.92%)    (2.80%)    13.94%      12.78%      (4.79%)     (4.80%)
===============================================================================================   =========   =========

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------   ---------   ---------
Net assets, end of period (millions)                 $     71   $      2   $      2   $       1   $      19   $       1
-----------------------------------------------------------------------------------------------   ---------   ---------

RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------   ---------   ---------
   Net expenses                                          1.25%      1.25%      1.25%       1.25%       1.93%       1.93%
-----------------------------------------------------------------------------------------------   ---------   ---------
   Net investment income                                 1.68%      1.99%      1.94%       1.84%       1.00%       1.00%
-----------------------------------------------------------------------------------------------   ---------   ---------
  Expenses without waivers, reimbursements
    and earnings credits                                 1.57%      2.75%      3.34%     107.16%       2.07%       2.07%
-----------------------------------------------------------------------------------------------   ---------   ---------
  Net investment income without waivers,
    reimbursements and earnings credits                  1.36%      0.49%     (0.15%)   (104.07%)      0.86%       0.86%
-----------------------------------------------------------------------------------------------   ---------   ---------
Portfolio turnover rate                                   166%       134%        45%         58%        166%        166%
-----------------------------------------------------------------------------------------------   ---------   ---------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Balanced Fund.
 ~  Formerly Investor Shares.
 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.

JPMORGAN CAPITAL GROWTH FUND^



                                                                                 CLASS A
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR        YEAR
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  35.37   $  47.91   $  42.85   $   41.22   $   46.76   $   41.60
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.03)     (0.19)@    (0.14)@     (0.20)@     (0.12)      (0.02)@
    Net gains or losses in securities
      (both realized and unrealized)                     4.76      (6.87)     10.11        5.75       (0.52)      10.13
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     4.73      (7.06)      9.97        5.55       (0.64)      10.11

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --        0.15
    Distributions from capital gains                       --       5.48       4.91        3.92        4.90        4.80
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92        4.90        4.95
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  40.10   $  35.37   $  47.91   $   42.85   $   41.22   $   46.76
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.37%    (15.86%)    25.81%      14.30%      (1.60%)     26.47%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $    495   $    426   $    523   $     577   $     728   $     839
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.35%      1.35%      1.35%       1.30%       1.27%       1.31%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.40%)    (0.47%)    (0.32%)     (0.48%)     (0.24%)     (0.05%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.35%      1.37%      1.35%       1.30%       1.27%       1.31%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.40%)    (0.49%)    (0.32%)     (0.48%)     (0.24%)     (0.05%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%         67%
-----------------------------------------------------------------------------------------------------------------------



 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load. ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
 #  Short periods have been annualized.

                                                                                 CLASS B
                                                    -------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR        YEAR
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  33.75   $  46.20   $  41.67   $   40.38   $   46.11   $   41.21
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.06)     (0.38)@    (0.35)@     (0.40)@     (0.29)      (0.23)@
    Net gains or losses in securities
      (both realized and unrealized)                     4.55      (6.59)      9.79        5.61       (0.54)      10.01
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     4.49      (6.97)      9.44        5.21       (0.83)       9.78

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --        0.08
    Distributions from capital gains                       --       5.48       4.91        3.92        4.90        4.80
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92        4.90        4.88
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  38.24   $  33.75   $  46.20   $   41.67   $   40.38   $   46.11
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.30%    (16.30%)    25.21%      13.71%      (2.08%)     25.85%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $    170   $    164   $    318   $     338   $     405   $     422
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.85%      1.85%      1.85%       1.80%       1.77%       1.81%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.93%)    (0.97%)    (0.82%)     (0.98%)     (0.74%)     (0.56%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.85%      1.87%      1.85%       1.80%       1.77%       1.81%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.93%)    (0.99%)    (0.82%)     (0.98%)     (0.74%)     (0.56%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%         67%
-----------------------------------------------------------------------------------------------------------------------



 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
 ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
 #  Short periods have been annualized.

                                                                            CLASS C
                                                    ----------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR    01/02/98**
                                                      THROUGH      ENDED      ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  33.38   $  45.76   $  41.31   $   40.03   $   42.81
--------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.05)     (0.37)@    (0.35)@     (0.39)@     (0.09)
    Net gains or losses in securities
      (both realized and unrealized)                     4.49      (6.53)      9.71        5.59       (2.69)
                                                     --------   --------   --------   ---------   ---------
    Total from investment operations                     4.44      (6.90)      9.36        5.20       (2.78)
--------------------------------------------------------------------------------------------------------------

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --
    Distributions from capital gains                       --       5.48       4.91        3.92          --
                                                     --------   --------   --------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  37.82   $  33.38   $  45.76   $   41.31   $   40.03
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.30%    (16.30%)    25.25%      13.81%      (6.49%)
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $      5   $      4   $      5   $       6   $       4
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.85%      1.85%      1.85%       1.80%       1.73%
--------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.91%)    (0.97%)    (0.82%)     (0.97%)     (0.59%)
--------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.85%      1.87%      1.85%       1.80%       1.73%
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.91%)    (0.99%)    (0.82%)     (0.97%)     (0.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%
--------------------------------------------------------------------------------------------------------------



 ** Commencement of offering class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
  # Short periods have been annualized.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN CORE EQUITY FUND^



                                                                     CLASS A**                     CLASS B     CLASS C
                                                    -------------------------------------------   ---------   ---------
                                                                                      09/10/98*   02/16/01*   02/16/01*
                                                               YEAR ENDED               THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  26.30   $  32.19   $  26.52   $   21.49   $   25.46   $   25.46
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.04)@    (0.05)     (0.05)@        --       (0.19)@     (0.19)@
    Net gains or losses in securities
    (both realized and unrealized)                      (3.75)     (3.96)      6.28        6.22       (2.90)      (2.89)
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                    (3.79)     (4.01)      6.23        6.22       (3.09)      (3.08)

  Distributions to shareholders from:
    Dividends from net investment income                   --         --       0.01        0.02          --          --
    Distributions from capital gains                       --       1.88       0.55        1.17          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       1.88       0.56        1.19          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  22.51   $  26.30   $  32.19   $   26.52   $   22.37   $   22.38
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (14.41%)   (12.19%)    23.59%      29.08%     (12.14%)    (12.10%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $     25   $      9   $      6   $       1   $      20   $       7
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                           1.27%      1.24%      1.24%       1.23%       2.01%       2.01%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.19%)    (0.25%)    (0.13%)     (0.03%)     (0.94%)     (0.94%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.58%      1.80%      3.02%     140.46%       2.07%       2.08%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers
    and reimbursements                                  (0.50%)    (0.81%)    (1.89%)   (139.26%)     (1.00%)     (1.01%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%        37%        11%~        32%         40%         40%
-----------------------------------------------------------------------------------------------------------------------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Core Equity Fund.
**  Formerly Investor Shares.
 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.
 ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Core Equity Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMORGAN DISCIPLINED EQUITY FUND



                                                                                                CLASS A         CLASS B
                                                                                              ---------       ---------
                                                                                              09/28/01*        09/28/01*
                                                                                                THROUGH         THROUGH
PER SHARE OPERATING PERFORMANCE:                                                               12/31/01        12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                          $   12.85       $   12.85
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                                          0.01@             --@
    Net gains or losses in securities (both realized and unrealized)                               1.39            1.40
                                                                                              ---------       ---------
    Total from investment operations                                                               1.40            1.40
  Distributions to shareholders from:
    Dividends from net investment income                                                           0.08            0.07
    Distributions from capital gains                                                                 --              --
                                                                                              ---------       ---------
    Total dividends and distributions                                                              0.08            0.07
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   14.17       $   14.18
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                                   10.93%          10.86%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                          $       2       $      --+
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                                                                     0.95%           1.45%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                                                            0.42%          (0.12%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements and earnings credits                                   11.02%!!        11.52%!!
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers, reimbursements and earnings credits                      (9.65%)!!      (10.19%)!!
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                              33%             33%
-----------------------------------------------------------------------------------------------------------------------



 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
 +  Amounts round to less than one million.
 #  Short periods have been annualized.
!! Due to the size of the net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMORGAN DYNAMIC SMALL CAP FUND^



                                                                                 CLASS A
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR   05/19/97*
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.21   $  24.54   $  15.98   $   12.79   $   13.85   $   10.00
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                        (0.03)     (0.24)     (0.22)@     (0.15)      (0.09)      (0.04)
    Net gains or losses in securities
     (both realized and unrealized)                      1.54      (6.71)      8.78        3.34       (0.97)       3.89
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     1.51      (6.95)      8.56        3.19       (1.06)       3.85

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                       --      (3.38)        --          --          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --      (3.38)        --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.72   $  14.21   $  24.54   $   15.98   $   12.79   $   13.85
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         10.63%    (30.60%)    53.57%      24.94%      (7.65%)     38.50%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $    125   $    120   $    154   $      78   $      62   $      43
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.50%      1.50%      1.50%       1.49%       1.50%       1.49%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          (1.21%)    (1.13%)    (0.99%)     (0.95%)     (0.91%)     (1.16%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements
    and earnings credits                                 1.63%      1.64%      1.76%       1.89%       1.83%       2.38%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without
    waivers, reimbursements and earnings credits        (1.34%)    (1.27%)    (1.25%)     (1.35%)     (1.24%)     (2.05%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%        57%        87%         92%         68%          7%
-----------------------------------------------------------------------------------------------------------------------


 *  Commencement of operations.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

 ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.

 #  Short periods have been annualized.

                                                                                CLASS B
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR   05/19/97*
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  13.72   $  23.96   $  15.71   $   12.67   $   13.81   $   10.00
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                        (0.04)     (0.23)     (0.40)@     (0.27)      (0.17)      (0.06)
    Net gains or losses in securities
     (both realized and unrealized)                      1.48      (6.63)      8.65        3.31       (0.97)       3.87
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     1.44      (6.86)      8.25        3.04       (1.14)       3.81

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                       --      (3.38)        --          --          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --      (3.38)        --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.16   $  13.72   $  23.96   $   15.71   $   12.67   $   13.81
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         10.50%    (31.02%)    52.51%      23.99%      (8.25%)     38.10%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $     72   $     67   $    110   $      66   $      57   $      38
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           2.12%      2.13%      2.20%       2.23%       2.24%       2.24%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          (1.83%)    (1.75%)    (1.69%)     (1.69%)     (1.65%)     (1.93%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements and
    earnings credits                                     2.12%      2.14%      2.26%       2.39%       2.33%       2.88%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers,
    reimbursements and earnings credits                 (1.83%)    (1.76%)    (1.75%)     (1.85%)     (1.74%)     (2.57%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%        57%        87%         92%         68%          7%
-----------------------------------------------------------------------------------------------------------------------


 *  Commencement of operations.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

 ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.

 #  Short periods have been annualized.

                                                                                 CLASS C
                                                     ------------------------------------------------------------------
                                                                11/01/01       YEAR        YEAR        YEAR   01/07/98**
                                                                 THROUGH      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE                                 12/31/01   10/31/01    10/31/00    10/31/99    10/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  13.70   $  23.93   $   15.69   $   12.66   $   13.17
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                          (0.04)     (0.23)      (0.35)@     (0.26)      (0.08)
    Net gains or losses in securities
     (both realized and unrealized)                                 1.47      (6.62)       8.59        3.29       (0.43)
                                                                --------   --------   ---------   ---------   ---------
    Total from investment operations                                1.43      (6.85)       8.24        3.03       (0.51)

  Distributions to shareholders from:
    Dividends from net investment income                              --         --          --          --          --
    Distributions from capital gains                                  --       3.38          --          --          --
                                                                --------   --------   ---------   ---------   ---------
    Total dividends and distributions                                 --       3.38          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  15.13   $  13.70   $   23.93   $   15.69   $   12.66
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                    10.44%    (31.02%)     52.52%      23.93%      (3.87%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $     11   $     10   $      14   $       6   $       5
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                     2.12%      2.13%       2.20%       2.23%       2.24%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income                                           (1.83%)    (1.76%)     (1.69%)     (1.69%)     (1.55%)
-----------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                                2.12%      2.14%       2.26%       2.39%       2.29%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers,
    reimbursements and earnings credits                            (1.83%)    (1.77%)     (1.75%)     (1.85%)     (1.60%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                8%        57%         87%         92%         68%
-----------------------------------------------------------------------------------------------------------------------



 **  Commencement of offering class of shares.
  @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load. ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
  #  Short periods have been annualized.

JPMORGAN EQUITY GROWTH FUND^



                                                                      CLASS A**                    CLASS B     CLASS C
                                                     ------------------------------------------   ---------   ---------
                                                         YEAR       YEAR       YEAR   08/13/98*   02/16/01*   02/16/01*
                                                        ENDED      ENDED      ENDED     THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  43.12   $  67.85   $  52.30   $   45.57   $   41.84   $   41.84
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.18)@    (0.42)@    (0.29)@     (0.02)      (0.36)@     (0.37)@
    Net gains or losses in securities
      (both realized and unrealized)                    (8.03)    (16.14)     16.75        8.53       (6.76)      (6.79)
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                    (8.21)    (16.56)     16.46        8.51       (7.12)      (7.16)

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                     3.04       8.17       0.91        1.78        3.04        3.04
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                    3.04       8.17       0.91        1.78        3.04        3.04
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  31.87   $  43.12   $  67.85   $   52.30   $   31.68   $   31.64
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (19.06%)   (23.85%)    31.54%      18.80%     (17.07%)    (17.17%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $     32   $     24   $     15   $       1   $      15   $       2
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                           1.24%      1.24%      1.24%       1.25%       1.99%       1.99%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.50%)    (0.65%)    (0.48%)     (0.19%)     (1.24%)     (1.25%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.58%      1.64%      2.34%       5.88%       2.10%       2.10%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers and
   reimbursements                                       (0.84%)    (1.05%)    (1.58%)      4.82%      (1.35%)     (1.36%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    98%        58%        15%~        35%         98%         98%
-----------------------------------------------------------------------------------------------------------------------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Equity Growth Fund.
 *  Commencement of offering of class of shares.
**  Formerly Investor Shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.
 ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMORGAN EQUITY INCOME FUND^



                                                             CLASS A~                     CLASS B      CLASS C
                                         --------------------------------------------   ---------    ---------
                                               YEAR       YEAR       YEAR   08/24/98*   02/16/01*    02/16/01*
                                              ENDED      ENDED      ENDED     THROUGH     THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   12/31/00   12/31/99    12/31/98    12/31/01     12/31/01
-------------------------------------------------------------------------------------   ---------    ---------
Net asset value, beginning of period     $    35.35   $  49.83   $  46.23   $   40.49   $   34.41    $   34.41
-------------------------------------------------------------------------------------   ---------    ---------
   Income from investment operations:
     Net investment income                     0.10@      0.17@      0.20@       0.06       (0.06)@      (0.05)@
     Net gains or losses in securities
       (both realized and unrealized)         (4.62)     (2.66)      5.63        5.89       (3.64)       (3.66)
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations         (4.52)     (2.49)      5.83        5.95       (3.70)       (3.71)
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.09       0.18       0.23        0.07          --           --
     Distributions from capital gains          0.17      11.81       2.00        0.14        0.17         0.17
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions         0.26      11.99       2.23        0.21        0.17         0.17
-------------------------------------------------------------------------------------   ---------    ---------
Net asset value, end of period           $    30.57   $  35.35   $  49.83   $   46.23   $   30.54    $   30.53
-------------------------------------------------------------------------------------   ---------    ---------
TOTAL RETURN(1)                              (12.76%)    (4.09%)    12.70%      14.70%     (10.74%)     (10.76%)
=====================================================================================   ======================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------   ---------    ---------
Net assets, end of period (millions)     $       28   $      5   $      4   $       1   $      14    $       4
-------------------------------------------------------------------------------------   ---------    ---------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------   ---------    ---------
   Net expenses                                1.25%      1.25%      1.24%       1.18%       1.75%        1.75%
-------------------------------------------------------------------------------------   ---------    ---------
   Net investment income                       0.30%      0.34%      0.42%       0.57%      (0.20%)      (0.20%)
-------------------------------------------------------------------------------------   ---------    ---------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.55%      1.94%      3.33%      37.61%       2.06%        2.06%
-------------------------------------------------------------------------------------   ---------    ---------
   Net investment income without
     waivers, reimbursements and
     earnings credits                          0.00%     (0.35%)    (1.67%)    (35.86%)     (0.51%)      (0.51%)
-------------------------------------------------------------------------------------   ---------    ---------
Portfolio turnover rate                           4%        15%        16%          3%          4%           4%
-------------------------------------------------------------------------------------   ---------    ---------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
^    Formerly Chase Equity Income Fund.
~    Formerly Investor Shares.
*    Commencement of offering of class of shares.
@    Calculated based upon average shares outstanding.
#    Short periods have been annualized.

JPMORGAN GROWTH AND INCOME FUND^


                                                                        CLASS A
                                         ---------------------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH      ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    26.95   $  40.71   $  43.65   $   43.24   $   46.21    $   39.21
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.03       0.19       0.09@       0.18@       0.19@        0.35@
     Net gains or losses in securities
       (both realized and unrealized)          1.88      (8.04)      3.31        5.07        3.59        10.18
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations          1.91      (7.85)      3.40        5.25        3.78        10.53
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.03       0.21       0.03        0.17        0.19         0.38
     Distributions from capital gains            --       5.70       6.31        4.67        6.56         3.15
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions         0.03       5.91       6.34        4.84        6.75         3.53
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    28.83   $  26.95   $  40.71   $   43.65   $   43.24    $   46.21
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                7.09%    (21.50%)     8.88%      12.82%       9.09%       28.84%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $      876   $    833   $  1,131   $   1,385   $   1,499    $   1,497
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.30%      1.30%      1.30%       1.26%       1.25%        1.27%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                0.62%      0.59%      0.23%       0.41%       0.44%        0.82%
--------------------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.30%      1.32%      1.30%       1.26%       1.25%        1.27%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.62%      0.57%      0.23%       0.41%       0.44%        0.82%
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%          62%
--------------------------------------------------------------------------------------------------------------



 @   Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
 ^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
 #   Short periods have been annualized.
 ~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

                                                                        CLASS B
                                         ---------------------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH      ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    26.48   $  40.09   $  43.25   $   42.92   $   45.96    $   39.02
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.01       0.02      (0.11)@     (0.04)@     (0.02)@       0.13@
     Net gains or losses in securities
     (both realized and unrealized)            1.83      (7.89)      3.26        5.04        3.54        10.13
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations          1.84      (7.87)      3.15        5.00        3.52        10.26
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --       0.04         --          --          --         0.17
     Distributions from capital gains            --       5.70       6.31        4.67        6.56         3.15
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions           --       5.74       6.31        4.67        6.56         3.32
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    28.32   $  26.48   $  40.09   $   43.25   $   42.92    $   45.96
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                6.95%    (21.90%)     8.32%      12.29%       8.52%       28.20%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $      180   $    185   $    409   $     528   $     542    $     489
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.80%      1.80%      1.80%       1.76%       1.75%        1.77%
--------------------------------------------------------------------------------------------------------------
   Net investment income                       0.12%      0.10%     (0.27%)     (0.09%)     (0.06%)       0.31%
--------------------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.80%      1.82%      1.80%       1.76%       1.75%        1.77%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.12%      0.08%     (0.27%)     (0.09%)     (0.06%)       0.31%
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%          62%
--------------------------------------------------------------------------------------------------------------



@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.
~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

                                                                  CLASS C
                                         --------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR   01/02/98**
                                            THROUGH      ENDED      ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    25.68   $  39.10   $  42.34   $   42.13   $   41.64
-------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.01       0.05      (0.11)@     (0.03)@     (0.02)@
     Net gains or losses in securities
       (both realized and unrealized)          1.78      (7.70)      3.18        4.94        0.68
                                         ----------   --------   --------   ---------   ---------
     Total from investment operations          1.79      (7.65)      3.07        4.91        0.66
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --       0.07         --        0.03        0.09
     Distributions from capital gains            --       5.70       6.31        4.67        0.08
                                         ----------   --------   --------   ---------   ---------
     Total dividends and distributions           --       5.77       6.31        4.70        0.17
-------------------------------------------------------------------------------------------------
Net asset value, end of period           $    27.47   $  25.68   $  39.10   $   42.34   $   42.13
-------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                6.97%   (21.89%)      8.31%      12.29%       1.55%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $        7   $      7   $      9   $      10   $       5
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------
   Net Expenses                                1.80%      1.80%      1.80%       1.76%       1.72%
-------------------------------------------------------------------------------------------------
   Net investment income                       0.12%      0.09%     (0.27%)     (0.07%)     (0.05%)
-------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.80%      1.82%      1.80%       1.76%       1.72%
-------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.12%      0.07%     (0.27%)     (0.07%)     (0.05%)
-------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%
-------------------------------------------------------------------------------------------------



**   Commencement of offering class of shares.
 @   Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
 ^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
 #   Short periods have been annualized.
 ~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN MID CAP GROWTH FUND^



                                                     CLASS A                                CLASS B
                                         ----------------------------------   ---------------------------------
                                           10/01/01   10/01/00   10/29/99**   10/01/01   10/01/00    10/29/99**
                                            THROUGH    THROUGH      THROUGH    THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   09/30/01     09/30/00   12/31/01   09/30/01      09/30/00
---------------------------------------------------------------------------   ---------------------------------
Net asset value, beginning of period     $     4.27   $  12.51   $    10.00   $   4.22   $  12.43    $    10.00
---------------------------------------------------------------------------   ---------------------------------
   Income from investment operations:
     Net investment income                    (0.01)     (0.02)@      (0.09)     (0.02)     (0.07)@       (0.17)
     Net gains or losses in securities
       (both realized and unrealized)          0.80      (8.06)        2.60       0.79      (7.98)         2.60
                                         ----------   --------   ----------   --------   --------    ----------
     Total from investment operations          0.79      (8.08)        2.51       0.77      (8.05)         2.43
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --         --           --         --         --            --
     Distribution from capital gains             --       0.16           --         --       0.16            --
                                         ----------   --------   ----------   --------   --------    ----------
     Total dividends and distributions           --       0.16           --         --       0.16            --
---------------------------------------------------------------------------   ---------------------------------
Net asset value, end of period           $     5.06   $   4.27   $    12.51   $   4.99   $   4.22    $    12.43
---------------------------------------------------------------------------   ---------------------------------
TOTAL RETURN                                  18.50%    (65.10%)      25.12%     18.25%    (65.30%)       24.31%
===========================================================================   =================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------   ---------------------------------
Net assets, end of period (millions)     $      101   $     94   $       33   $      5   $      6    $       25
---------------------------------------------------------------------------   ---------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------   ---------------------------------
   Net expenses                                1.35%      1.30%        1.16%      2.05%      2.00%         1.86%
---------------------------------------------------------------------------   ---------------------------------
   Net investment income                      (0.84%)    (0.54%)      (0.68%)    (1.53%)    (1.22%)       (1.38%)
---------------------------------------------------------------------------   ---------------------------------
   Expenses without waivers and
     reimbursements                            1.35%      1.30%        1.20%      2.05%      2.00%         1.91%
---------------------------------------------------------------------------   ---------------------------------
   Net investment income without
     waivers and reimbursements               (0.84%)    (0.54%)      (0.72%)    (1.53%)    (1.22%)       (1.43%)
---------------------------------------------------------------------------   ---------------------------------
Portfolio turnover rate                         135%       159%         147%       135%       159%          147%
---------------------------------------------------------------------------   ---------------------------------



^ Formerly H&Q IPO & Emerging Company Fund. The Fund changed its fiscal year from September 30 to December 31.
**   Commencement of operations.
#    Short periods have been annualized.
@    Calculated based upon average shares outstanding.

JPMORGAN MID CAP VALUE FUND^



                                                CLASS A                  CLASS B                   CLASS C
                                         -----------------------   ---------------------   ----------------------
                                           10/01/01   04/30/01**   10/01/01   04/30/01**   10/01/01    04/30/01**
                                            THROUGH      THROUGH    THROUGH      THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     09/30/01   12/31/01     09/30/01   12/31/01      09/30/01
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, beginning of period     $    13.43   $    14.24    $ 13.40   $    14.24    $ 13.41   $     14.24
----------------------------------------------------------------   ---------------------   ----------------------
   Income from investment operations:
     Net investment income                     0.02@        0.04@     (0.01)@         --@     (0.01)@          --@
     Net gains or losses in securities
       (both realized and unrealized)          1.48        (0.85)      1.47        (0.84)      1.48         (0.83)
                                         ----------   ----------    -------   ----------    -------   -----------
     Total from investment operations          1.50        (0.81)      1.46        (0.84)      1.47         (0.83)
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.08           --       0.05           --       0.04            --
     Distributions from capital gains          0.75           --       0.75           --       0.75            --
                                         ----------   ----------    -------   ----------    -------   -----------
     Total dividends and distributions         0.83           --       0.80           --       0.79            --
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, end of period           $    14.10   $    13.43    $ 14.06   $    13.40    $ 14.09   $     13.41
----------------------------------------------------------------   ---------------------   ----------------------
TOTAL RETURN                                  11.20%       (5.69%)+   10.94%       (5.90%)+   11.05%        (5.83%)+
================================================================   =====================   ======================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------------------   ----------------------
Net assets, end of period (millions)     $        5   $        2    $     3   $        1    $     3   $         2
----------------------------------------------------------------   ---------------------   ----------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------------------   ----------------------
   Net expenses                                1.25%        1.30%      1.99%        2.03%      1.99%         2.04%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income                       0.47%        0.71%     (0.27%)       0.01%     (0.30%)        0.03%
----------------------------------------------------------------   ---------------------   ----------------------
   Expenses without waivers,
     reimbursements, and earnings
     credits                                   3.72%       15.30%      4.47%       16.00%      4.48%        15.95%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income without
     waivers, reimbursements, and
     earnings credits                         (2.00%)     (13.29%)    (2.75%)     (13.96%)    (2.79%)      (13.88%)
----------------------------------------------------------------   ---------------------   ----------------------
Portfolio turnover rate                          15%          98%        15%         98%         15%           98%
----------------------------------------------------------------   ---------------------   ----------------------



**   Commencement of offering of class of shares.
*    Commencement of operations.
^    The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based on average shares outstanding.
+    Not annualized.
#    Short periods have been annualized.

JPMORGAN SMALL CAP EQUITY FUND^



                                                                        CLASS A
                                         ----------------------------------------------------------------------
                                           11/01/01        YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH       ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01    10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    19.64   $   27.89   $  22.77   $   20.40    $  23.57    $   19.19
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                    (0.03)@     (0.10)     (0.20)@     (0.13)@     (0.11)       (0.05)
     Net gains or losses in securities
       (both realized and unrealized)          1.92       (4.26)      7.97        2.67       (2.42)        4.72
                                         ----------   ---------   --------   ---------    --------    ---------
     Total from investment operations          1.89       (4.36)      7.77        2.54       (2.53)        4.67
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --          --         --          --          --           --
     Distributions from capital gains            --        3.89       2.65        0.17        0.64         0.29
                                         ----------   ---------   --------   ---------    --------    ---------
     Total dividends and distributions           --        3.89       2.65        0.17        0.64         0.29
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    21.53   $   19.64   $  27.89   $   22.77    $  20.40    $   23.57
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                9.62%     (16.62%)    37.10%      12.49%     (10.93%)      24.61%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $       71   $      67   $     93   $      98    $    133    $     174
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.38%       1.39%      1.44%       1.40%       1.38%        1.45%
---------------------------------------------------------------------------------------------------------------
   Net investment income                      (0.81%)     (0.80%)    (0.77%)     (0.59%)     (0.43%)      (0.23%)
---------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.38%       1.40%      1.44%       1.40%       1.38%        1.45%
---------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                         (0.81%)     (0.81%)    (0.77%)     (0.59%)     (0.43%)      (0.23%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%         47%        75%         92%         74%          55%
---------------------------------------------------------------------------------------------------------------



@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end or sales load.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

                                                                        CLASS B
                                         ----------------------------------------------------------------------
                                           11/01/01        YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH       ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01    10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    18.50   $   26.73   $  22.06   $   19.91    $  23.19    $   19.00
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                    (0.05)@     (0.09)     (0.37)@     (0.28)@     (0.31)       (0.27)
     Net gain or losses in securities
       (both realized and unrealized)          1.81       (4.25)      7.69        2.60       (2.33)        4.75
                                         ----------   ---------   --------   ---------    --------    ---------
     Total from investment operations          1.76       (4.34)      7.32        2.32       (2.64)        4.48
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --          --         --          --          --           --
     Distributions from capital gains            --        3.89       2.65        0.17        0.64         0.29
                                         ----------   ---------   --------   ---------    --------    ---------
     Total dividends and distributions           --        3.89       2.65        0.17        0.64         0.29
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    20.26   $   18.50   $  26.73   $   22.06    $  19.91    $   23.19
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                9.51%     (17.37%)    36.17%      11.69%     (11.60%)      23.84%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $       42   $      39   $     57   $      57    $     80    $     100
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                2.12%       2.13%      2.17%       2.12%       2.10%        2.16%
---------------------------------------------------------------------------------------------------------------
   Net investment income                      (1.55%)     (1.54%)    (1.50%)     (1.31%)     (1.15%)      (0.94%)
---------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   2.12%       2.14%      2.17%       2.12%       2.10%        2.16%
---------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                         (1.55%)     (1.55%)    (1.50%)     (1.31%)     (1.15%)      (0.94%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%         47%        75%         92%         74%          55%
---------------------------------------------------------------------------------------------------------------



@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

JPMORGAN SMALL CAP GROWTH FUND^



                                                CLASS A                  CLASS B                   CLASS C
                                         -----------------------   ---------------------   ----------------------
                                           10/01/01   04/30/01**   10/01/01   04/30/01**   10/01/01    04/30/01**
                                            THROUGH      THROUGH    THROUGH      THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     09/30/01   12/31/01     09/30/01   12/31/01      09/30/01
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, beginning of period     $     6.80   $     9.20   $   6.80   $     9.20   $   6.79    $     9.20
----------------------------------------------------------------   ---------------------   ----------------------
   Income from investment operations:
     Net investment income (loss)             (0.01)       (0.05)@    (0.02)       (0.08)@    (0.01)        (0.08)@
     Net gains or losses in securities
       (both realized and unrealized)          2.46        (2.35)      2.47        (2.32)      2.45         (2.33)
                                         ----------   ----------   --------   ----------   --------    ----------
     Total from investment operations          2.45        (2.40)      2.45        (2.40)      2.44         (2.41)
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --           --         --           --         --            --
     Distributions from capital gains            --           --         --           --         --            --
                                         ----------   ----------   --------   ----------   --------    ----------
     Total distributions                         --           --         --           --         --            --
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, end of period           $     9.25   $     6.80   $   9.25   $     6.80   $   9.23    $     6.79
----------------------------------------------------------------   ---------------------   ----------------------
TOTAL RETURN                                  36.03%      (26.09%)    36.03%      (26.09%)    35.94%       (26.20%)
================================================================   =====================   ======================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------------------   ----------------------
Net assets, end of period (millions)     $        -!  $        -!  $      -!  $        -!  $      -!   $        -!
----------------------------------------------------------------   ---------------------   ----------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------------------   ----------------------
   Net expenses                                1.54%        1.60%      2.35%        2.38%      2.35%         2.35%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income                      (1.27%)      (1.37%)    (2.09%)      (2.11%)    (2.11%)       (2.11%)
----------------------------------------------------------------   ---------------------   ----------------------
   Expenses without reimbursements            12.17%       11.04%     12.97%       12.16%     12.97%        10.97%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income without
     reimbursements                          (11.90%)     (10.81%)   (12.71%)     (11.89%)   (12.73%)      (10.73%)
----------------------------------------------------------------   ---------------------   ----------------------
Portfolio turnover rate                          25%          71%        25%          71%        25%           71%
----------------------------------------------------------------   ---------------------   ----------------------



**   Commencement of offering of class of shares.
^    The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based on average shares outstanding.
#    Short periods have been annualized.
!    Amounts round to less than one million.

JPMORGAN U.S. EQUITY FUND



                                                CLASS A^+           CLASS B      CLASS C
                                         -----------------------   ----------------------
                                           06/01/01   09/15/00**   09/10/01*    09/10/01*
                                            THROUGH      THROUGH     THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     05/31/01    12/31/01     12/31/01
----------------------------------------------------------------   ---------   ----------
Net asset value, beginning of period     $    11.16   $    12.86   $    9.67   $     9.67
----------------------------------------------------------------   ---------   ----------
   Income from investment operations:
     Net investment income                     0.02@        0.03       (0.01)@      (0.01)@
     Net gains or losses in securities
       (both realized and unrealized)         (0.69)       (1.72)       0.79         0.80
                                         ----------   ----------   ---------   ----------
     Total from investment operations         (0.67)       (1.69)       0.78         0.79
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.02         0.01          --           --
     Distributions from capital gains          0.02           --        0.02         0.02
     Total dividends and distributions         0.04         0.01        0.02         0.02
----------------------------------------------------------------   ---------   ----------
Net asset value, end of period           $    10.45   $    11.16   $   10.43   $    10.44
----------------------------------------------------------------   ---------   ----------
TOTAL RETURN(1)                               (5.96%)     (13.10%)      8.07%        8.18%
================================================================   =========   ==========
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------   ----------
Net assets, end of period (millions)     $       54   $        3   $      19   $        1
----------------------------------------------------------------   ---------   ----------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------   ----------
   Net expenses                                1.05%        1.05%       1.75%        1.75%
----------------------------------------------------------------   ---------   ----------
   Net investment income                       0.30%        0.22%      (0.40%)      (0.39%)
----------------------------------------------------------------   ---------   ----------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.44%        7.05%       1.85%        1.85%
----------------------------------------------------------------   ---------   ----------
   Net investment income without
     waivers, reimbursements and
     earnings credits                        (0.09%)       (5.78%)     (0.50%)      (0.49%)
----------------------------------------------------------------   ---------   ----------
Portfolio turnover rate -                        48%          81%         48%          48%
----------------------------------------------------------------   ---------   ----------



^ Formerly J.P. Morgan U.S. Equity Fund - Advisor Series. The fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior period has been restated to reflect the split.
*    Commencement of operations of class of shares.
@    Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
#    Short periods have been annualized.
- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

JPMORGAN VALUE OPPORTUNITIES FUND(1)



                                               YEAR         YEAR        YEAR         YEAR       YEAR
                                              ENDED        ENDED       ENDED        ENDED      ENDED
PER SHARE OPERATING PERFORMANCE:           12/31/01     12/31/00    12/31/99     12/31/98   12/31/97
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year       $    28.05   $    28.83   $   30.86   $    26.09   $  20.00
-------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                      .02          .04         .08          .08        .09
     Net realized and unrealized gain
       (loss) on investment                   (4.28)         .10       (1.36)        5.95       7.20
                                         ----------   ----------   ---------   ----------   -----------
     Total from investment operations         (4.26)         .14       (1.28)        6.03       7.29
   Less distributions:
     Dividends (from net investment
       income)                                 (.02)        (.05)       (.08)        (.07)      (.09)
     Distributions (from capital gains)       (2.91)        (.87)       (.67)       (1.19)     (1.11)
                                         ----------   ----------   ---------   ----------   -----------
     Total distributions                      (2.93)        (.92)       (.75)       (1.26)     (1.20)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year             $    20.86   $    28.05   $   28.83   $    30.86   $  26.09
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                              (15.31)%        .65%      (4.15)%      23.22%     36.56%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
   Net assets, end of year
     (in thousands)                      $   51,253   $   62,075   $  69,741   $   77,868   $ 61,649
-------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net
     assets                                    1.39%        1.25%       1.18%        1.24%      1.25%
-------------------------------------------------------------------------------------------------------
   Ratio of net income to average net
     assets                                     .09%         .21%        .30%         .26%       .35%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       14.42%       11.73%       8.07%       11.17%     13.03%
-------------------------------------------------------------------------------------------------------



(1)  Operated as The Growth Fund of Washington through 2001.
(2)  Excludes maximum sales charge of 5.75% of the Fund's offering price.

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

           The Investment Company Act File Nos. for each Fund are:

           JPMorgan Balanced Fund                      811-5526
           JPMorgan Capital Growth Fund                811-5151
           JPMorgan Core Equity Fund                   811-5526
           JPMorgan Disciplined Equity Fund            811-7342
           JPMorgan Dynamic Small Cap Fund             811-5151
           JPMorgan Equity Growth Fund                 811-5526
           JPMorgan Equity Income Fund                 811-5526
           JPMorgan Growth and Income Fund             811-5151
           JPMorgan Mid Cap Growth Fund                811-5526
           JPMorgan Mid Cap Value Fund                811-08189
           JPMorgan Small Cap Equity Fund              811-5151
           JPMorgan Small Cap Growth Fund             811-08189
           JPMorgan U.S. Equity Fund                   811-7342
           JPMorgan Value Opportunities Fund           811-4321



            (c) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                    PR-EQABC-502

PROSPECTUS MAY 1, 2002

JPMorgan U.S. EQUITY FUNDS

SELECT SHARES

BALANCED FUND

CAPITAL GROWTH FUND

CORE EQUITY FUND

DISCIPLINED EQUITY FUND

DIVERSIFIED FUND

DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MID CAP VALUE FUND

SMALL CAP EQUITY FUND

SMALL CAP GROWTH FUND

U.S. EQUITY FUND

U.S. SMALL COMPANY FUND

U.S. SMALL COMPANY OPPORTUNITIES FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMorgan FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Balanced Fund                                                 1

Capital Growth Fund                                           7

Core Equity Fund                                             12

Disciplined Equity Fund                                      17

Diversified Fund                                             22

Dynamic Small Cap Fund                                       28

Equity Growth Fund                                           33

Equity Income Fund                                           38

Growth and Income Fund                                       43

Mid Cap Value Fund                                           48

Small Cap Equity Fund                                        53

Small Cap Growth Fund                                        58

U.S. Equity Fund                                             63

U.S. Small Company Fund                                      68

U.S. Small Company Opportunities Fund                        73

The Funds' Management and Administration                     78

How Your Account Works                                       82

  Buying Fund Shares                                         82

  Selling Fund Shares                                        83

  Exchanging Fund Shares                                     83

  Other Information Concerning the Funds                     84

  Distributions and Taxes                                    84

Risk and Reward Elements                                     86

Financial Highlights                                         88

How To Reach Us                                      Back cover

JPMorgan BALANCED FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund seeks a balance of current income and growth by using the following strategies:

- an active equity management style which focuses on equity securities that it considers most undervalued.

- an active fixed-income management style that focuses primarily on domestic fixed-income securities.

J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the Fund's adviser, may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.


The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Standard & Poor's 500 Index (S&P 500). The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade by Moody's Investors Service, Inc. (Moody's), Standard &Poor's Corporation (S&P), Fitch Investor's Service Inc. (Fitch), or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality.


The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that are not in equity or fixed-income securities in high quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria.

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's mortgage-related investments involve risk of losses due to payments that occur earlier or later than expected and, like any bond, due to default.

The Fund's performance will also depend on the credit quality of its investments. Securities in the ratings categories Baa3 by Moody's or BBB- by S&P or the equivalent by another national rating organization may have fewer protective provisions and are generally more risky than higher-rated investment grade securities. The issuer may have trouble making principal and interest payment when difficult economic conditions exist.


Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:


   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS


   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and the Lipper Balanced Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992                     5.32%
1993                     6.01%
1994                    -2.27%
1995                    23.83%
1996                    11.31%
1997                    23.67%
1998                    25.15%
1999                    14.23%
2000                    -2.55%
2001                    -5.51%

---------------------------------------
BEST QUARTER                    13.34%
---------------------------------------
                    4th quarter, 1998
---------------------------------------
WORST QUARTER                   -7.87%
---------------------------------------
                    1st quarter, 2001


(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS(%)


Shows performance over time, for periods ended December 31, 2001



                                              PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
-----------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES       -5.51       10.24        9.37
-----------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                              -6.46        8.40        8.45
-----------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES      -2.96        8.04        7.77
-----------------------------------------------------------------------------------
 S&P 500 INDEX(REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES OR TAXES)                     -11.88       10.70       12.94
-----------------------------------------------------------------------------------
 LEHMAN AGGREGATE BOND INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)         8.42        7.43        7.23
-----------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX (REFLECTS NO
   DEDUCTION FOR TAXES)                          -3.24        8.37        9.54
-----------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                            0.50
 DISTRIBUTION (RULE 12b-1) FEES                             None
 SHAREHOLDER SERVICE FEES                                   0.25
 OTHER EXPENSES(1)                                          0.37
---------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                   1.12
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                   (0.12)
---------------------------------------------------------------------
 NET EXPENSES(2)                                            1.00
---------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.


The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOURCOST ($)
 (with or without redemption)     102        344         605         1,352
--------------------------------------------------------------------------------

JPMorgan CAPITAL GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMFAM (USA), applies an active equity management style focused on investing in mid-sized companies. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The securities mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, S&P MidCap 400 Index and the Lipper Mid-Cap Core Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P MidCap 400 Index, but in the future, the Fund intends to compare its performance to the Russell Midcap(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992                    12.95%
1993                    20.17%
1994                    -1.31%
1995                    22.24%
1996                    24.64%
1997                    23.88%
1998                     5.93%
1999                    13.23%
2000                    14.60%
2001                    -3.76%

----------------------------------------
BEST QUARTER                     17.56%
----------------------------------------
                     4th quarter, 1998
----------------------------------------
WORST QUARTER                   -19.49%
----------------------------------------
                     3rd quarter, 1998


* The Fund's performance for the period before the Select Class was launched on 1/25/96 is based on the performance of the Fund's Class A, which invests in the same portfolio of securities, but whose shares are not being offered in this prospectus.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                               PAST 1 YR.   PAST 5 YRS.  PAST 10 YRS.
------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES       -3.76      10.38         12.83
------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                              -3.76       8.23         10.95
------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES      -2.29       8.08         10.34
------------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) GROWTH INDEX (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)    -20.15       9.02         11.10
------------------------------------------------------------------------------------
 S&P MIDCAP 400 INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                  -0.61      16.11         15.10
------------------------------------------------------------------------------------
 LIPPER MID-CAP CORE FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                       -4.90      11.28         12.43
------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*See footnote on previous page.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


 MANAGEMENT FEES                                             0.40
 DISTRIBUTION (RULE 12b-1) FEES                              NONE
 SHAREHOLDER SERVICE FEES                                    0.25
 OTHER EXPENSES(1)                                           0.53
--------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                    1.18
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                    (0.25)
--------------------------------------------------------------------
 NET EXPENSES(2)                                             0.93
--------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.93% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.


The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     95         350         625         1,410
--------------------------------------------------------------------------------

JPMorgan CORE EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 86 -
87.


THE FUND'S OBJECTIVE
The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that is greater than or equal to the equity markets.

In managing the Fund, the adviser, JPMFAM(USA), seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT


   - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO


   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS(1)


1994                     -4.03%
1995                     25.53%
1996                     22.54%
1997                     33.33%
1998                     30.95%
1999                     23.89%
2000                    -11.99%
2001                    -14.16%

-------------------------------------
BEST QUARTER                   22.97%
-------------------------------------
                   4th quarter, 1998
-------------------------------------
WORST QUARTER                 -14.65%
-------------------------------------
                   1st quarter, 2001
-------------------------------------


(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001(1)



                                                                       LIFE
                                              PAST 1 YR.  PAST 5 YRS.  OF FUND
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES      -14.16     10.32       11.56
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                             -14.16      9.70       11.20
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES      -8.62      8.58        9.91
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                 -11.88     10.70       13.86
--------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)            -12.83      9.59       12.09
--------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



(1) The Fund commenced operations on 4/1/93. Performance for the benchmark is as oF 4/30/93.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


 MANAGEMENT FEES                                         0.50
 DISTRIBUTION (RULE 12b-1) FEES                          NONE
 SHAREHOLDER SERVICE FEES                                0.25
 OTHER EXPENSES(1)                                       0.30
---------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                1.05
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                (0.05)
---------------------------------------------------------------
 NET EXPENSES(2)                                         1.00
---------------------------------------------------------------

(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.



EXPENSE


The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                 1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
 YOURCOST ($)
 (WITH OR WITHOUT REDEMPTION)    102        329         575         1,278
-----------------------------------------------------------------------------

JPMorgan DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE


The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500.


THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P
500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its assets that is not in equity securities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investments.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998                     31.98%
1999                     18.02%
2000                    -11.11%
2001                    -12.14%


----------------------------------
BEST QUARTER              22.83%
----------------------------------
              4th quarter, 1998
----------------------------------
WORST QUARTER            -15.97%
----------------------------------
              3rd quarter, 2001


* Prior to a merger effective 9/7/01, the fund operated in a master-feeder structure. The fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 12/31/97 to 9/10/01. Returns for the period 1/3/97 (commencement of operations) to 12/31/97 reflect the performance of the institutional feeder (whose investment program was identical to that of the Select Class). During this period the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than the institutional feeder.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS(%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                        PAST 1 YR.  LIFE OF FUND
-------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES               -12.14         9.97
-------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                      -12.44         9.33
-------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES               -7.39         7.96
-------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)                                    -11.88         9.53
-------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX (REFLECTS NO
   DEDUCTION FOR TAXES)                                  -12.83         8.58
-------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*   See footnote on previous page.
(1) The Fund commenced operations on 1/3/97. Performance for the benchmarks is as of 1/31/97.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                          0.35
 DISTRIBUTION (RULE 12b-1) FEES                           NONE
 SHAREHOLDER SERVICE FEES                                 0.25
 OTHER EXPENSES(1)                                        0.21
-------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                 0.81
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                 (0.06)
-------------------------------------------------------------------
 NET EXPENSES2                                            0.75
-------------------------------------------------------------------


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% Of its average daily net assets until 4/30/05. The total annual operating expenses are not expected to exceed 0.73% for Select Class Shares due to contractual caps on other classes of shares which require fund level subsidies. This arrangement may end when these fund level subsidies are no longer required. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                1 YR.       3 YRS.      5 YRS.       10 YRS.
-------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   77          240         431          984
-------------------------------------------------------------------------------

JPMorgan DIVERSIFIED FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 86 -
87.


THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY


Drawing on a variety of analytical tools, the Fund's adviser allocates assets among various types of stock and bond investments, based on the following model allocation:


- 52% medium-and large-cap U.S. stocks

- 35% U.S. and foreign bonds

- 10% foreign stocks

- 3% small-cap U.S. stocks

The adviser may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.


Within this asset allocation framework, the adviser selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The adviser actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment grade bond universe (currently about five years).

The Fund may also invest up to 25% of its total assets in high yield, non-investment grade securities in the rating categories BB by S&P or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality (junk bonds).

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes and in variable rate securities, whose interest rates are changed periodically.


The Fund may invest any portion of its assets that are not in stocks or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the equity portion of the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.


The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.


The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.


Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's goal and strategy.


Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.


Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.


The Fund may invest in mid- and smallcapitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


To the extent that the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have less secure financial positions.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
  - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
  - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:


  - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS


  - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
  - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark, the S&P 500 Index and the Lipper Balanced Funds Index, widely recognized market benchmarks. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell
2000(R) (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994                     0.60%
1995                    26.47%
1996                    13.42%
1997                    18.47%
1998                    18.29%
1999                    13.87%
2000                    -4.24%
2001                    -5.89%


-----------------------------------
BEST QUARTER              13.39%
-----------------------------------
              4th quarter, 1998
-----------------------------------
WORST QUARTER             -9.65%
-----------------------------------
              3rd quarter, 2001


* Prior to a merger effective 9/7/01, the fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 12/15/93 to 9/10/01. Returns for the period 9/10/93 to 12/15/93 are based on the performance of the institutional feeder (whose investment program was identical to the investment program of the Select Class Shares). During this period, the actual returns of select class shares would have been lower than those shown because Select Class Shares have higher expenses than the institutional feeder.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                            PAST 1 YR. PAST 5 YRS. LIFE OF FUND
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES     -5.89       7.54       9.25
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                            -7.02       5.75       7.44
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES    -3.59       5.43       6.86
--------------------------------------------------------------------------------
 FUND BENCHMARK (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                -5.34       8.92      10.49
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)               -11.88      10.70      13.85
--------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                     -3.24       8.37       9.34
--------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*   See footnote on previous page.
(1) The Fund commenced operations on 9/10/93. Performance for the benchmarks is as of 9/30/93.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                                         0.55
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.26
-------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                                1.06
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.08)
-------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.98
-------------------------------------------------------------------------------


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.98% Of its average daily net assets until 4/30/05. The total annual operating expenses are not expected to exceed 0.91% For Select Class Shares due to contractual caps on other classes of shares which require Fund level subsidies. This arrangement may end when these fund level subsidies are no longer required. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   100        312         560         1,271
-----------------------------------------------------------------------------

JPMorgan DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMFAM(USA), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU
   INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.


   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index and the Lipper Small-Cap Growth Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998                     13.46%
1999                     30.19%
2000                     11.91%
2001                    -13.92%


------------------------------------
BEST QUARTER               24.06%
------------------------------------
               4th quarter, 1999
------------------------------------
WORST QUARTER             -20.75%
------------------------------------
               1st quarter, 2001


* The Fund's performance for the period before the Select Class was launched on 4/5/99 is based on the performance of the Fund's Class A, which is invested in the same portfolio of securities, but whose shares are not being offered in this prospectus.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                                    LIFE
                                                    PAST 1 YR.      OF FUND
----------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES            -13.92        14.94
----------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                   -13.92        14.00
----------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES            -8.48        12.42
----------------------------------------------------------------------------
 S&P SMALLCAP 600/BARRA GROWTH INDEX (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           -1.18         5.60
----------------------------------------------------------------------------
 LIPPER SMALL-CAP GROWTH FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                            -12.75         7.32
----------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*   See footnote on previous page.
(1) The Fund commenced operations on 5/19/97. Performance for the benchmarks is as of 5/31/97.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


 MANAGEMENT FEES                                                         0.65
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                      11.31
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                               12.21
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                               (11.11)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         1.10
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.10% Of its average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses of 1.10% through 4/30/03, and 2.10% thereafter through 4/30/12.


The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   112        561         1,037       2,352
-------------------------------------------------------------------------------

JPMorgan EQUITY GROWTH FUND

RISK/RETURNSUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVES
The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest any portion of its assets that is not in equities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:


   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.


   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMFAM(USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:


- projected earnings growth rate that is greater than or equal to the equity markets in general


- return on assets and return on equity equal to or greater than the equity markets in general


- market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL REVERSE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT


   - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO


   - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:


   - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS


   - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, S&P 500/BARRA Growth Index and the Lipper Large-Cap Growth Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P 500/BARRA Growth Index, but in the future, the Fund intends to compare its performance to the Russell 1000(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992                      6.43%
1993                      2.48%
1994                     -0.90%
1995                     25.78%
1996                     20.52%
1997                     37.20%
1998                     41.38%
1999                     31.85%
2000                    -23.65%
2001                    -18.86%


----------------------------------------
BEST QUARTER                  27.40%
----------------------------------------
                  4th quarter, 1998
----------------------------------------
WORST QUARTER                -18.49%
----------------------------------------
                  1st quarter, 2001


(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001



                                                   PAST 1 YR.       PAST 5 YRS.    PAST 10 YRS.
------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES          -18.86             9.64         10.01
------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                 -20.28             8.31          9.34
------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES         -10.13             8.13          8.66
------------------------------------------------------------------------------------------------
 RUSSELL 1000(R) GROWTH INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)           -20.42             8.27         10.80
------------------------------------------------------------------------------------------------
 S&P 500/BARRA GROWTH INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)           -12.73            11.07         12.30
------------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP GROWTH FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                          -23.87             7.50         10.60
------------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                                  0.50
 DISTRIBUTION (RULE 12b-1) FEES                                   NONE
 SHAREHOLDER SERVICE FEES                                         0.25
 OTHER EXPENSES(1)                                                0.30
------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                         1.05
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                         (0.05)
------------------------------------------------------------------------------
 NET EXPENSES(2)                                                  1.00
------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% Of its average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOURCOST ($)
 (WITH OR WITHOUT REDEMPTION)     102        329         575         1,278
-------------------------------------------------------------------------------

JPMorgan EQUITY INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The Fund seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.


   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:


    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS


    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's Select Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, S&P 500 Index and the Lipper Equity Income Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P 500 Index, but in the future, the Fund intends to compare its performance to the Russell 1000(R) Value Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992                      5.61%
1993                     12.34%
1994                     -3.37%
1995                     33.72%
1996                     17.87%
1997                     31.05%
1998                     26.20%
1999                     13.06%
2000                     -3.85%
2001                    -12.43%


-------------------------------------------------
BEST QUARTER                       18.89%
-------------------------------------------------
                       4th quarter, 1998
-------------------------------------------------
WORST QUARTER                     -11.83%
-------------------------------------------------
                       1st quarter, 2001
-------------------------------------------------

(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001



                                                           PAST 1 YR.          PAST 5 YRS.        PAST 10 YRS.
---------------------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES                  -12.43                9.50              11.02
---------------------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                         -12.74                7.90              10.21
---------------------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES                  -7.48                7.85               9.49
---------------------------------------------------------------------------------------------------------------------------
 RUSSELL 1000(R) VALUE INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)                    -5.59               11.13              14.16
---------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES OR TAXES)                                 -11.88               10.70              12.94
---------------------------------------------------------------------------------------------------------------------------
 LPPER EQUITY INCOME FUNDS INDEX (REFLECTS
   NO DEDUCTION FOR TAXES)                                   -5.20                8.57              11.18
---------------------------------------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES(%)(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS
ASSETS)



 MANAGEMENT FEES                                                 0.40
 DISTRIBUTION (RULE 12b-1) FEES                                  NONE
 SHAREHOLDER SERVICE FEES                                        0.25
 OTHER EXPENSES(1)                                               0.33
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                        0.98
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                        (0.08)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                 0.90
-----------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred during the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.90% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,


- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.


The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.



                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOURCOST ($)
 (WITH OR WITHOUT REDEMPTION)     92         304         534         1,194
-------------------------------------------------------------------------------

JPMorgan GROWTH AND INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market condition, it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.


    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


INVESTMENT PROCESS


In managing the Fund, JPMFAM (USA), the adviser, applies an active equity management style. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.


    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index and the Lipper Large-Cap Value Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992                     15.06%
1993                     12.99%
1994                     -3.41%
1995                     27.55%
1996                     19.86%
1997                     30.07%
1998                     14.50%
1999                      8.52%
2000                      0.86%
2001                    -11.81%

----------------------------------------------
BEST QUARTER                      16.76%
----------------------------------------------
                      4th quarter, 1998
----------------------------------------------
WORST QUARTER                    -14.23%
----------------------------------------------
                      3rd quarter, 2001


* The Fund's performance for the period before the Select Class was launched on 1/24/96 is based on the performance of the Fund's Class A, which is invested in the same portfolio of securities as the Select Class, but whose shares are not being offered in this prospectus.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                                    PAST 1 YR.       PAST 5 YRS.   PAST 10 YRS.
-------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES            -11.81             7.53         10.68
-------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                   -12.03             4.81          8.46
-------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES            -7.19             5.92          8.53
-------------------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES                        -11.71             9.49         13.10
-------------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP VALUE FUNDS INDES (REFLECTS
   NO DEDUCTION FOR TAXES)                             -8.58             9.42         12.05
-------------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*See footnote on previous page.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES(1) (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                                       0.40
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(2)                                                     1.42
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              2.07
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)                              (1.17)
--------------------------------------------------------------------------------
 NET EXPENSES(3)                                                       0.90
--------------------------------------------------------------------------------



(1) The fund has a master/feeder structure as described under The Funds' Management and Administration later in this prospectus. This table shows the Select Class expenses and its share of master portfolio expenses, expressed as a percentage of average daily net assets.
(2) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the fund changed its fiscal year end to 12/31.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.90% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
 YOURCOST ($)
 (WITH OR WITHOUT REDEMPTION)     92         536         1,006       2,307
-----------------------------------------------------------------------------

JPMorgan MID CAP VALUE FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary reciepts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


Robert Fleming Inc. (Robert Fleming), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success.

Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.


The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of an investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P MidCap 400/BARRA Value Index, the Russell Midcap(R) Value Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998                    19.77%
1999                    13.87%
2000                    35.28%
2001                     9.91%


--------------------------------------------
BEST QUARTER                   17.96%
--------------------------------------------
                   4th quarter, 1998
--------------------------------------------
WORST QUARTER                 -11.06%
--------------------------------------------
                   3rd quarter, 1998
--------------------------------------------


* The Select Class was launched on 10/31/01. The Fund's performance from 11/13/97 (commencement of operations) to 10/31/01 (for the table) and from 11/13/97 through 12/31/01 (for the bar chart) is based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities, but whose shares are not being offered in this prospectus. During these periods, the actual returns of Select Class Shares would have been lower than shown because select class shares have higher expenses than Institutional Class Shares.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                  PAST 1 YR.    LIFE OF FUND
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES        9.87          20.04
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                               7.90          16.17
--------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES       6.44          14.69
--------------------------------------------------------------------------------
 S&P MIDCAP 400/BARRA VALUE INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)         7.14          11.42
--------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) VALUE INDEX  (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)      2.33           7.22
--------------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX (REFLECTS NO
   DEDUCTION FOR TAXES)                           6.73           6.88
--------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*   See footnote on previous page.
(1) Performance for the benchmarks is as of 11/30/97.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


 MANAGEMENT FEES                                                      0.70
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             NONE
 OTHER EXPENSES(1)                                                    2.80
-------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                             3.50
-------------------------------------------------------------------------------
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                             (2.50)
-------------------------------------------------------------------------------
 NET EXPENSES(2)                                                      1.00
-------------------------------------------------------------------------------


(1) "Other Expenses" are based on estimated amounts for the current fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses of 1.00% through 4/30/03, and 2.00% thereafter through 4/30/12.


The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     102        531         985         2,247
-------------------------------------------------------------------------------

JPMorgan SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, JPMFAM (USA), the adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

   INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.


    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*, (1)


1995                    54.04%
1996                    29.18%
1997                    18.15%
1998                     3.71%
1999                    14.37%
2000                    14.80%
2001                    -5.68%

----------------------------------------
BEST QUARTER                 19.51%
----------------------------------------
                 4th quarter, 1998
----------------------------------------
WORST QUARTER               -21.04%
----------------------------------------
                 3rd quarter, 1998


* The fund's performance for the period before the Select Class was launched on 5/7/96 is based on the performance of the Fund's Class A, which invests in the same portfolio of securities, but whose shares are not being offered in this prospectus, from 12/20/94 (commencement of operations) to 5/7/96.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                       PAST 1 YR.          PAST 5 YRS.        LIFE OF FUND
----------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES               -5.68                 8.70               17.65
----------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                      -5.68                 7.31               16.38
----------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES              -3.46                 6.96               14.92
----------------------------------------------------------------------------------------------------------------
 S&P SMALLCAP 600 INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)                 6.54                10.60               15.05
----------------------------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP CORE CORE FUNDS
   INDEX (REFLECTS NO DEDUCTION FOR TAXES)                7.13                10.15               14.11
----------------------------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*   See footnote on previous page.
(1) Performance for the benchmarks is as of 12/31/94.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                                     0.65
 DISTRIBUTION (RULE 12b-1) FEES                                      NONE
 SHAREHOLDER SERVICE FEES                                            0.25
 OTHER EXPENSES(1)                                                   0.22
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                            1.12
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                            (0.27)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                     0.85
--------------------------------------------------------------------------------



(1) "Other expenses" are based on expenses incurred during the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.85% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE


The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.


                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     87         329         591         1,339
-------------------------------------------------------------------------------

JPMorgan SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS
Robert Fleming, the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.


The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; or the market capitalization of a security may exceed the guidelines set by the Fund's adviser.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.


    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index and Lipper Small Cap Growth Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998                     14.86%
1999                     46.54%
2000                     -7.79%
2001                    -10.90%


---------------------------------------------
BEST QUARTER                   36.36%
---------------------------------------------
                   4th quarter, 2001
---------------------------------------------
WORST QUARTER                 -34.17%
---------------------------------------------
                   3rd quarter, 2001


* The Select Class was launched on 10/31/01. The Fund's performance from 11/14/97 (commencement of operations) to 10/31/01 (for the table) and from 11/14/97 through 12/31/01 (for the bar chart) is based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities, but whose shares are not being offered in this prospectus. During these periods, the actual returns of the Select Class Shares would have been lower than those shown because the Select Class Shares have higher expenses than Institutional Class Shares.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                          PAST 1 YR.  LIFE OF FUND
----------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES                  -11.09       8.65
----------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                         -11.09       5.18
----------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES                  -6.75       5.73
----------------------------------------------------------------------------------------
 RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                               2.49       4.46
----------------------------------------------------------------------------------------
 RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                              -9.23       0.50
----------------------------------------------------------------------------------------
 LIPPER SMALL CAP GROWTH FUNDS INDEX (REFLECTS NO
   DEDUCTION FOR TAXES)                                     -12.97       6.27
----------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*   See footnote on previous page.
(1) Performance for the benchmarks is as of 11/30/97.

ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                                      0.80
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             NONE
 OTHER EXPENSES(1)                                                    5.27
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                             6.07
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                             (4.97)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                      1.10
-----------------------------------------------------------------------------



(1) "Other Expenses" are based on estimated amounts for the current fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.10% Of its average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.



EXAMPLE


The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses of 1.10% through 4/30/03, and 2.10% thereafter through 4/30/12.


The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                    1 YR.       3 YRS.     5 YRS.       10 YRS.
----------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)       112         561        1,037        2,352
----------------------------------------------------------------------------------

JPMorgan U.S. EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market cpitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992                     8.73%
1993                    11.02%
1994                    -0.61%
1995                    32.48%
1996                    21.06%
1997                    28.41%
1998                    24.45%
1999                    14.69%
2000                    -6.61%
2001                    -9.43%

-----------------------------------------------
BEST QUARTER                    21.33%
-----------------------------------------------
                    4th quarter, 1998
-----------------------------------------------
WORST QUARTER                  -15.75%
-----------------------------------------------
                    3rd quarter, 2001


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. the Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 7/19/93 to 9/10/01. returns for the period from 1/1/92 to 7/19/93 reflect the performance of the pierpont equity fund, the predecessor of the Fund.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*



                                                        PAST 1 YR.         PAST 5 YRS.          PAST 10 YRS.
--------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES                 -9.43              9.16                 11.55
--------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                        -9.73              5.77                  8.00
--------------------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES                -5.61              6.66                  8.24
--------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                           -11.88             10.70                 12.94
--------------------------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)                      -12.83              9.59                 11.47
--------------------------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



* See footnote on previous page.

INVESTOR EXPENSES FOR SELECT CLASS SHARES


The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


 MANAGEMENT FEES                                                      0.40
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             0.25
 OTHER EXPENSES(1)                                                    0.24
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                             0.89
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                             (0.10)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                      0.79
--------------------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.79% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXPENSE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   81         252         462         1,067
------------------------------------------------------------------------------

JPMorgan U.S. SMALL COMPANY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations that are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Russell 2000(R) Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000(R) Index while seeking to limit its volatility relative to this index.

The Fund may invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on nearterm expectations. This approach is designed to provide insight into a company's real growth potential.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rakings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the management team often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:


     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS


     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000(R) Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992                    18.98%
1993                     8.58%
1994                    -5.89%
1995                    31.86%
1996                    20.75%
1997                    22.75%
1998                    -5.49%
1999                    44.00%
2000                    -9.80%
2001                    -8.96%

-------------------------------------------------
BEST QUARTER                           34.68%
-------------------------------------------------
                           4th quarter, 1999
-------------------------------------------------
WORST QUARTER                         -22.61%
-------------------------------------------------
                           3rd quarter, 2001


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 7/19/93 to 9/10/01. Returns for the period from 1/1/92 through 7/19/93 reflect the performance of the Pierpont Capital Appreciation Fund, the predecessor of the fund.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*



                                                  PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
--------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES           -8.96       6.53       10.26
--------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                  -9.20       4.56        7.52
--------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES          -5.38       4.75        7.36
--------------------------------------------------------------------------------------------
 RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                       2.49       7.52       11.51
--------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP CORE FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)                  7.13      10.15       12.61
--------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*See footnote on previous page.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                                       0.60
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(1)                                                     0.23
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              1.08
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                              (0.07)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       1.01
--------------------------------------------------------------------------------


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.01% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.



EXAMPLE


The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                      1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)         103        322         574         1,297
-------------------------------------------------------------------------------------

JPMorgan U.S. SMALL COMPANY OPPORTUNITIES FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
86 - 87.


THE FUND'S OBJECTIVE
The Fund seeks to provide long-term growth from a portfolio of small company growth stocks.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies whose market capitalizations are greater than $125 million and less than $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. While the Fund holds stocks in many sectors to reduce the impact of poor performance in any one sector, it tends to emphasize sectors with higher growth potential. The Fund is invested in sectors represented in its benchmark, the Russell 2000(R) Growth Index.


In searching for companies, the Fund employs a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The Fund seeks to buy stocks when they are attractively valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, it may invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.


     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the management team often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of the adviser's research and the management team's stock picking decisions.


Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group. Because the Fund seeks to outperform the Russell 2000(R) Growth Index but does not seek to replicate it, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000(R) Growth Index and the Lipper Small-Cap Growth Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998                      5.21%
1999                     61.63%
2000                    -21.63%
2001                    -24.77%


--------------------------------------------
BEST QUARTER                   42.58%
--------------------------------------------
                   4th quarter, 1999
--------------------------------------------
WORST QUARTER                 -32.13%
--------------------------------------------
                   3rd quarter, 2001


* Prior to a merger effective 9/7/01, the fund operated in a master-feeder structure. The Fund's performance for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 6/16/97 (commencement of operations) to 9/10/01.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                         PAST 1 YR.   LIFE OF FUND
------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN BEFORE TAXES                 -24.77       3.85
------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                                        -24.77       3.09
------------------------------------------------------------------------------------------
 SELECT CLASS SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES                -15.08       2.99
------------------------------------------------------------------------------------------
 RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                             -9.23       2.03
------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP GROWTH FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)                       -12.97       7.56
------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*   See footnote on previous page.
(1) Performance of the benchmark is as of 6/30/97.

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



 MANAGEMENT FEES                                                       0.60
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(1)                                                     0.26
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              1.11
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                              (0.09)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       1.02
--------------------------------------------------------------------------------


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.02% Of its average daily net assets until 4/30/05. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05, and total operating expenses thereafter.

The example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.


                                    1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)       104        325         584         1,326
----------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Disciplined Equity, Diversified, U.S. Equity and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The U.S. Small Company Opportunities Fund is a series of J.P. Morgan Funds, a Massachusetts business trust. The Balanced, Core Equity, Equity Growth and Equity Income Funds are series of Mutual Fund Investment Trust a, Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland corporation. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of Mutual Fund Group, a Massachusetts business trust. The trustees of each trust and the directors of the corporation are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

The Growth and Income Fund is also a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)

Each class in a multiple class fund and each feeder in a master-feeder fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.


THE FUNDS' INVESTMENT ADVISERS
JPMIM, JPMFAM (USA) and Robert Fleming are the investment advisers and make the day-to-day investment decisions for the Funds.

JPMIM is the investment adviser for the Disciplined Equity, Diversified, U.S. Equity, U.S. Small Company, and U.S. Small Company Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.


JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity,Dynamic SmallCap, Equity Growth, Equity Income, Growth and Income and Small Cap Equity Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Robert Fleming is the investment adviser for the Mid CapValue and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



                                                            FISCAL
 FUND                                                       YEAR END     %
--------------------------------------------------------------------------------
 BALANCED FUND                                              12/31/01     0.50
--------------------------------------------------------------------------------
 CAPITAL GROWTH FUND                                        12/31/01     0.40
--------------------------------------------------------------------------------
 CORE EQUITY FUND                                           12/31/01     0.50
--------------------------------------------------------------------------------
 DISCIPLINED EQUITY FUND                                    12/31/01     0.35
--------------------------------------------------------------------------------
 DIVERSIFIED FUND                                           12/31/01     0.55
--------------------------------------------------------------------------------
 DYNAMIC SMALL CAP FUND                                     12/31/01     0.65
--------------------------------------------------------------------------------
 EQUITY GROWTH FUND                                         12/31/01     0.50
--------------------------------------------------------------------------------
 EQUITY INCOME FUND                                         12/31/01     0.37
--------------------------------------------------------------------------------
 GROWTH AND INCOME FUND                                     12/31/01     0.40
--------------------------------------------------------------------------------
 MID CAP VALUE FUND                                         12/31/01     0.00
--------------------------------------------------------------------------------
 SMALL CAP EQUITY FUND                                      12/31/01     0.65
--------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND                                      12/31/01     0.00
--------------------------------------------------------------------------------
 U.S. EQUITY FUND                                           12/31/01     0.40
--------------------------------------------------------------------------------
 U.S. SMALL COMPANY FUND                                    12/31/01     0.60
--------------------------------------------------------------------------------
 U.S. SMALL COMPANY OPPORTUNITIES FUND                      12/31/01     0.60
--------------------------------------------------------------------------------



THE PORTFOLIO MANAGERS


BALANCED FUND


The portfolio management team for the equity portion of the Fund's portfolio is comprised of a team of research analysts who select stocks in their respective sectors using the investment strategy described earlier in this prospectus. Anne Lester, Vice President of the adviser, is responsible for overseeing the management of the Fund's overall portfolio. James H. Russo, Vice President of the adviser and CFA, and Susan Bao, Vice President of the adviser and CFA, are responsible for overseeing and managing the cash flows of the equity portion of the portfolio. Ms. Lester has been at JPMFAM(USA) or one of its affiliates since 1992. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. The fixed-income portion of the portfolio is managed by a team of individuals at JPMFAM (USA).


CAPITAL GROWTH FUND


Christopher Mark Vyvyan Jones serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of JPMFAM (USA), the adviser, since 1982. He is currently a Director of the adviser and is head of the adviser's small company team.


CORE EQUITY FUND
Thomas Luddy, Managing Director of the adviser, is responsible for the management of the Fund. Mr. Luddy is head of the U.S. Equity Research Group. Mr. Luddy has been employed at JPMFAM (USA) or one of its affiliates since 1976 and has held numerous key positions in the firm, including such roles as Global Head of Equity and Chief Investment Officer.

DISCIPLINED EQUITY FUND


The portfolio management team is led by Joseph Gill, Vice President of the adviser, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Gill has been at JPMIM since 1996. Mr. Devlin has been at JPMIM since 1996. Ms Buziak has been at JPMIM since 1997.

DIVERSIFIED FUND


The portfolio management team is led by John M. Devlin, Vice President of the adviser, who joined the team in December 1993 and has been at JPMIM since 1986, and Anne Lester, Vice President of the adviser, who joined the team in June 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the Product Development group as a fixed income and currency trader and as a portfolio manager in Milan.


DYNAMIC SMALL CAP FUND


The portfolio management team is led by Juliet Ellis, Vice President of the adviser and CFA. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. She has been managing the Fund since August 1999.


EQUITY GROWTH FUND


The portfolio management team is led by Peter E. Miller, Managing Director of the adviser, and Peter Zuleba, Vice President of the adviser. Messrs. Miller and Zuleba have been employed with JPMFAM (USA) or one of its affiliates since 1989 and are portfolio managers in the Private Banking Group.


EQUITY INCOME FUND
Bradford L. Frishberg, Vice President of the adviser, oversees the Fund and has been employed at JPMFAM (USA) or one of its affiliates since 1996. Mr. Frishberg is a portfolio manager in the equity and balanced groups.

GROWTH AND INCOME FUND


Jonathan Kendrew Llewelyn Simon serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the adviser since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming.


MID CAP VALUE FUND


Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.


SMALL CAP EQUITY FUND


Ms. Ellis is responsible for management of the Fund. She has been managing the Fund since August 1999. Information on Ms. Ellis is discussed earlier in this prospectus.


SMALL CAP GROWTH FUND


Mr. Jones serves as portfolio manager to the Fund. Information on Mr. Jones is discussed earlier in this prospectus.


U.S. EQUITY FUND


The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described earlier in this prospectus. Mr. Russo and Ms. Bao are responsible for overseeing and managing the cash flows of the portfolio. Information on Mr. Russo and Ms. Bao is discussed earlier in this prospectus.


U.S. SMALL COMPANY FUND


The portfolio management team is led by Marian U. Pardo, Managing Director of the adviser, and Carolyn Jones, Vice President of the adviser. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the

Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Jones has been with JPMIM since July 1998. Prior to managing this Fund, Ms. Jones served as a portfolio manager in JPMIM's private banking group and as a product specialist at Merrill Lynch Asset Management.


U.S. SMALL COMPANY OPPORTUNITIES FUND


The portfolio management team is led by Ms. Pardo and Ms. Jones. Information on Ms. Pardo and Ms. Jones is discussed earlier in this prospectus.


THE FUNDS' ADMINISTRATOR


JPMorgan Chase Bank (Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent.


The advisers and/or the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE  FUNDS' DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Select Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM
Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMorgan FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:


JPMorgan FUNDS SERVICE CENTER


P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.


You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.


MINIMUM INVESTMENTS

Investors must buy a minimum of $1,000,000 worth of Select Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. Current shareholders of Select Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Shares of the Funds without regard to this minimum. An investor can combine purchases of Select Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.


SELLING FUND SHARES


When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE. We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM


Tell your representative or firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Funds Service Center.


THROUGH THE JPMorgan FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.


EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS


We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Select Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Balanced Fund, Core Equity Fund, Disciplined Equity Fund, Diversified Fund, Equity Growth Fund, Equity Income Fund, Growth and Income Fund and U.S. Equity Fund generally distribute any net investment income at least quarterly. The Capital Growth Fund, Dynamic Small Cap Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Small Company Fund and the U.S. Small Company Opportunities Fund generally distribute any net investment income at least annually. Net capital gains, if any, are distributed annually. The Funds may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.


If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.


POTENTIAL RISKS                         POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
--------------------------------------  ----------------------------------------------  ------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities          -  The Funds can take advantage of attractive   -  The Fund segregates liquid assets to
   before issue or for delayed             transaction opportunities                       offset leverage risks
   delivery, it could be exposed
   to leverage risk if it does not
   segregate liquid assets

SHORT-TERM TRADING
-  Increased trading could raise        -  The Funds could realize gains in a short     -  The Funds generally avoids short-term
   a Fund's brokerage and related          period of time                                  trading, except to take advantage of
   costs                                                                                   attractive or unexpected opportunities
-  Increased short-term capital         -  The Funds could protect against losses if       or to meet demands generated by
   gains distributions could raise         a stock is overvalued and its value later       shareholder activity
   shareholders' income tax liability      falls

DERIVATIVES
-  Derivatives such as futures,         -  Hedges that correlate well with              -  The Funds uses derivatives, for hedging
   options, swaps, and forward             underlying positions can reduce or              and for risk management (i.e., to
   foreign currency contracts(1)           eliminate losses at low cost                    establish or adjust exposure to
   that are used for hedging the        -  The Funds could make money and protect          particular securities, markets or
   portfolio or specific securities        against losses if management's analysis         currencies); risk management may include
   may not fully offset the                proves correct                                  management of a Fund's exposure
   underlying positions and this        -  Derivatives that involve leverage could         relative to its benchmark. Certain Funds
   could result in losses to               generate substantial gains at low cost          may also use derivatives to increase the
   a Fund that would not have                                                              Fund's gain.
   otherwise occurred                                                                   -  A Fund only establishes hedges that it
-  Derivatives used for risk                                                               expects will be highly correlated with
   management or to increase the                                                           underlying positions
   Fund's gain may not have the                                                         -  While the Funds may use derivatives that
   intended effects and may result in                                                      incidentally involve leverage, they do
   losses or missed opportunities                                                          not use them for the specific purpose of
-  The counterparty to a derivatives                                                       leveraging their portfolio
   contract could default
-  Derivatives that involve leverage
   could magnify losses
-  Certain types of derivatives
   involve costs to the Fund which
   can reduce returns
-  Derivatives may, for tax purposes,
   affect the character of gain and
   loss realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a
   Fund's assets, and defer
   recognition of certain of a Fund's
   losses


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency conract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                         POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
--------------------------------------  ----------------------------------------------  --------------------------------------------
SECURITIES LENDING
-  When a Fund lends a security, there  -   The Funds may enhance income through the    -  Each adviser maintains a list of
   is a risk that the loaned securities     investment of the collateral received from     approved borrowers
   may not be returned if the borrower      the borrower                                -  The Funds receive collateral equal to at
   or the lending agent defaults                                                           least 100% of the current value of the
-  The collateral will be subject to                                                       securities loaned plus accrued interest
   the risks of the securities in which                                                 -  The lending agents indemnify the Funds
   it is invested                                                                          against borrower default
                                                                                        -  Each adviser's collateral investment
                                                                                           guidelines limit the quality and
                                                                                           duration of collateral investment to
                                                                                           minimize losses
                                                                                        -  Upon recall, the borrower must return
                                                                                           the securities loaned within the normal
                                                                                           settlement period

MARKET CONDITIONS
-  Each Fund's share price and          -   Stocks have generally outperformed more     -  Under normal circumstances the Funds
   performance will fluctuate in            stable investments (such as bonds and          plan to invest in accordance with
   response to stock and/or bond market     cash equivalents) over the long term           its policies. Equity investments in
   market movements                     -   With respect to the Diversified and            stocks may include U.S. and foreign
-  Adverse market conditions may from       Balanced Funds, a diversified,                 common stocks, convertible securities,
   time to time cause a Fund to take        balanced portfolio should mitigate             preferred stocks, trust or partnership
   temporary defensive positions that       the effects of wide market                     interests, warrants, rights, REIT
   are inconsistent with its principal      fluctuations, especially when stock            interests and investment company
   investment strategies and may            and bond prices move in different              securities
   hinder the Fund from achieving its       directions                                  -  Each Fund seeks to limit risk and
   investment objective                                                                    enhance performance through active
                                                                                           management and/or diversification
                                                                                        -  During severe market downturns,each Fund
                                                                                           has the option of investing up to 100%
                                                                                           of assets in high quality short-term
                                                                                           securities

MANAGEMENT CHOICES
-  A Fund could underperform its        -   A Fund could outperform its                 -  The advisers focus their active
   benchmark due to its securities          benchmark due to these same choices            management on securities selection, the
   and asset allocation choices                                                            area where they believe their commitment
                                                                                           to research can most enhance returns

FOREIGN INVESTMENTS
-  Currency exchange rate movements     -   Favorable exchange rate movements could     -  The Funds anticipate that total foreign
   could reduce gains or create losses      generate gains or reduce losses                investments will not exceed 20% of
-  A Fund could lose money because      -   Foreign investments, which represent a         assets (30% for Diversified
   foreign government actions,              major portion of the world's securities,       Fund, 30% for Equity Growth Fund and 10%
   political instability or lack of         offer attractive potential performance and     for Small Cap GrowthFund)
   adequate and accurate information        opportunities for diversification           -  The Funds actively manage the currency
-  Currency and investment risks tend   -   Emerging markets can offer higher returns      exposure of their foreign investments
   to be higher in emerging markets;                                                       relative to their benchmarks, and may
   these markets also present higher                                                       hedge back into the U.S. dollar from
   liquidity and valuation risks                                                           time to time (see also "Derivatives");
                                                                                           these currency management techniques may
                                                                                           not be available for certain emerging
                                                                                           markets  investments

ILLIQUID HOLDINGS
-  Each Fund could have difficulty      -   These holdings may offer more attractive    -  No Fund may invest more than 15% of net
   valuing these holdings precisely         yields or potential growth than comparable     assets in illiquid holdings
-  Each Fund could be unable to sell        widely traded securities                    -  To maintain adequate liquidity to meet
   these holdings at the time or                                                           redemptions, each Fund may hold high
   price it desires                                                                        quality short-term securities (including
                                                                                           repurchase agreements and reverse
                                                                                           repurchase agreements) and, for
                                                                                           temporary or extraordinary purposes,
                                                                                           may borrow from banks up to 33 1/3% of
                                                                                           the value of its total assets or draw
                                                                                           on a line of credit

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMorgan BALANCED FUND^~



PER SHARE OPERATING PERFORMANCE:                                                                     YEAR ENDED
                                                                              ------------------------------------------------------
                                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 30.27    $ 38.50    $ 34.54    $ 29.26    $ 23.66
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                       0.55@      0.86@      0.78@      0.73       0.74
      Net gains or losses in securities (both realized and unrealized)           (2.25)     (1.96)      4.07       6.53       4.86
                                                                               -------    -------    -------    -------    -------

      Total from investment operations                                           (1.70)     (1.10)      4.85       7.26       5.60
   Distributions to shareholders from:
      Dividends from net investment income                                        0.37       1.38       0.70       0.73         --
      Distributions from capital gains                                            0.65       5.75       0.19       1.25         --
                                                                               -------    -------    -------    -------    -------
      Total dividends and distributions                                           1.02       7.13       0.89       1.98         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 27.55    $ 30.27    $ 38.50    $ 34.54    $ 29.26
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                     (5.51%)    (2.55%)    14.23%     25.15%     23.67%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                           $    40    $    61    $   103    $    59    $    36
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                                                   1.00%      1.00%      1.00%      1.00%      1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                          1.94%      2.23%      2.19%      2.32%      2.73%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                  1.12%      1.06%      1.19%      1.28%      1.28%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits     1.82%      2.17%      2.00%      2.04%      2.45%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            166%       134%        45%        58%        64%
------------------------------------------------------------------------------------------------------------------------------------



^  Formerly Chase Balanced Fund.
~  Formerly Institutional Shares, formerly Premier Shares.
@  Calculated based upon average shares outstanding.

JPMorgan CAPITAL GROWTH FUND^


PER SHARE OPERATING PERFORMANCE:                               11/01/01
                                                                THROUGH                   YEAR ENDED
                                                              -----------------------------------------------------------------
                                                               12/31/01   10/31/01   10/31/00   10/31/99   10/31/98   10/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 36.37    $ 48.76    $ 43.36    $ 41.53    $ 46.90    $ 41.65
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                        0.01          -+      0.04@     (0.05)@     0.07       0.13@
      Net gains or losses in securities
       (both realized and unrealized)                              4.88      (6.91)     10.27       5.80      (0.54)     10.17
                                                                -------    -------    -------    -------    -------    -------
      Total from investment operations                             4.89      (6.91)     10.31       5.75      (0.47)     10.30
   Distributions to shareholders from:
      Dividends from net investment income                            -          -          -          -          -       0.25
      Distributions from capital gains                                -       5.48       4.91       3.92       4.90       4.80
                                                                -------    -------    -------    -------    -------    -------
      Total dividends and distributions                               -       5.48       4.91       3.92       4.90       5.05
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 41.26    $ 36.37    $ 48.76    $ 43.36    $ 41.53    $ 46.90
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      13.45%    (15.20%)    26.34%     14.71%     (1.20%)    26.98%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $     3    $     3    $    15    $    18    $    52    $    52
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                    0.93%      0.93%      0.94%      0.92%      0.91%      0.91%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                           0.01%     (0.01%)     0.09%     (0.11%)     0.11%      0.31%
-------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                     2.06%      1.18%      1.06%      0.99%      0.91%      0.91%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and
    reimbursements                                                (1.12%)    (0.26%)    (0.03%)    (0.18%)     0.11%      0.31%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                            2%        43%        66%        86%       104%        67%
-------------------------------------------------------------------------------------------------------------------------------



  @ Calculated based upon average shares outstanding.
  ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
  # Short periods have been annualized.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
  + Amount rounds to less than one cent per share.

JPMorgan CORE EQUITY FUND^*



PER SHARE OPERATING PERFORMANCE:                                                          YEAR ENDED
                                                                  --------------------------------------------------------
                                                                   12/31/01    12/31/00   12/31/99   12/31/98   12/31/97
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 26.41    $ 32.24    $ 26.52    $ 21.25    $ 15.94
--------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                             0.02          -       0.04@      0.09       0.14
      Net gains or losses in securities
        (both realized and unrealized)                                 (3.76)     (3.95)      6.27       6.44       5.17
                                                                     -------    -------    -------    -------    -------
      Total from investment operations                                 (3.74)     (3.95)      6.31       6.53       5.31
   Distributions to shareholders from:
      Dividends from net investment income                                 -          -       0.04       0.09          -
      Distributions from capital gains                                     -       1.88       0.55       1.17          -
                                                                     -------    -------    -------    -------    -------
      Total dividends and distributions                                    -       1.88       0.59       1.26          -
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 22.67    $ 26.41    $ 32.24    $ 26.52    $ 21.25
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          (14.16%)   (11.99%)    23.89%     30.95%     33.33%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                 $    99    $   143    $   181    $    89    $    51
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                         1.01%      1.00%      1.00%      1.00%      1.00%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                0.09%     (0.01%)     0.13%      0.39%      0.74%
--------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                          1.05%      1.05%      1.11%      1.18%      1.20%
--------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers and reimbursements             0.05%     (0.06%)     0.02%      0.21%      0.54%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   40%        37%        11%~       32%        24%
--------------------------------------------------------------------------------------------------------------------------



^  Formerly Chase Core Equity Fund.
*  Formerly Institutional Shares, formerly Premier Shares.
@  Calculated based upon average shares outstanding.
~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Core Equity Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMorgan DISCIPLINED EQUITY FUND^+



PER SHARE OPERATING PERFORMANCE:
                                                                    06/01/01            YEAR ENDED              12/31/97*
                                                                    THROUGH   --------------------------------   THROUGH
                                                                    12/31/01   05/31/01   05/31/00   05/31/99   05/31/98
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 15.70    $ 17.85    $ 17.42    $ 14.30    $ 12.41
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                             0.05@      0.09       0.12       0.11       0.03
      Net gains or losses in securities (both realized and
       unrealized)                                                     (1.44)     (1.94)      0.78       3.14       1.88
                                                                     -------    -------    -------    -------    -------
      Total from investment operations                                 (1.39)     (1.85)      0.90       3.25       1.91
   Distributions to shareholders from:
      Dividends from net investment income                              0.12       0.11       0.12       0.09       0.02
      Distributions from capital gains                                     -       0.19       0.35       0.04         --
                                                                     -------    -------    -------    -------    -------
      Total dividends and distributions                                 0.12       0.30       0.47       0.13       0.02
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 14.19    $ 15.70    $ 17.85    $ 17.42    $ 14.30
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (8.88%)   (10.43%)     5.19%     22.86%     15.33%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                 $   132    $   128    $   160    $   121    $    18
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                         0.72%      0.77%      0.75%      0.75%      0.75%
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                0.56%      0.53%      0.76%      0.89%      1.00%
------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits        0.77%      0.77%      0.78%      0.86%      3.28%
------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and
    earnings credits                                                    0.51%      0.53%      0.73%      0.78%     (1.53%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                                 33%        72%        56%        51%        61%
------------------------------------------------------------------------------------------------------------------------



^ Formerly J.P. Morgan Disciplined Equity Fund. The Fund changed its fiscal year from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization.Prior periods have been restated to reflect the split.
*  Commencement of offering of class of shares.
@  Calculated based upon average shares outstanding.
#  Short periods have been annualized.
- Prior to September 10, 2001, DEF invested all of its investible assets in The Disciplined Equity Portfolio ("DEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DEP.

JPMorgan DIVERSIFIED FUND^+



PER SHARE OPERATING PERFORMANCE:
                                                                    07/01/01                      YEAR ENDED
                                                                     THROUGH  -----------------------------------------------------
                                                                    12/31/01   06/30/01   06/30/00   06/30/99   06/30/98   06/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 13.36    $ 15.15    $ 14.92    $ 13.74    $ 12.67   $  11.15
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                             0.13@      0.35       0.33       0.31       0.30       0.34
      Net gains or losses in securities (both realized and
       unrealized)                                                     (0.52)     (1.41)      0.63       1.47       1.85       1.83
                                                                     -------    -------    -------    -------    -------   --------

      Total from investment operations                                 (0.39)     (1.06)      0.96       1.78       2.15       2.17
   Distributions to shareholders from:
      Dividends from net investment income                              0.32       0.35       0.24       0.33       0.48       0.29
      Distribution from capital gains                                      -       0.38       0.49       0.27       0.60       0.36
                                                                     -------    -------    -------    -------    -------   --------
      Total dividends and distributions                                 0.32       0.73       0.73       0.60       1.08       0.65
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 12.65    $ 13.36    $ 15.15    $ 14.92    $ 13.74   $  12.67
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (2.90%)    (7.01%)     6.61%     13.35%     18.06%     20.52%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                 $   343    $   360    $   359    $   266    $   227   $     70
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                         0.93%      0.98%      0.96%      0.98%      0.98%      0.98%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                1.96%      2.42%      2.19%      2.22%      2.81%      3.00%
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits        1.03%      1.01%      0.98%      1.01%      1.07%      1.25%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and
    earnings credits                                                    1.86%      2.39%      2.17%      2.19%      2.72%      2.73%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                                107%       185%       217%       144%        82%       100%
-----------------------------------------------------------------------------------------------------------------------------------



^ Formerly J.P. Morgan Diversified Fund. The Fund changed its fiscal year end from June 30 to December 31.
+ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
@  Calculated based upon average shares outstanding.
#  Short periods have been annualized.
- Prior to September 10, 2001, DF invested all of its investible assets in The Diversified Portfolio ("DP").
   The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of DP.

PHMORGAN DYNAMIC SMALL CAP FUND^


PER SHARE OPERATING PERFORMANCE:                                               11/01/01                         04/15/99**
                                                                                THROUGH       YEAR ENDED         THROUGH
                                                                               12/31/01   10/31/01   10/31/00   10/31/99
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $ 14.37    $ 24.65    $ 15.98    $ 14.11
------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                       (0.02)     (0.21)     (0.13)@    (0.05)
      Net gains or losses in securities (both realized and unrealized)             1.54      (6.69)      8.80       1.92
      Total from investment operations                                             1.52      (6.90)      8.67       1.87
                                                                                -------    -------    -------    -------
   Distributions to shareholders from:
      Dividends from net investment income                                            -          -          -          -
      Distributions from capital gains                                                -       3.38          -          -
                                                                                -------    -------    -------    -------
      Total dividends and distributions                                               -       3.38          -          -
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 15.89    $ 14.37    $ 24.65    $ 15.98
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      10.58%    (30.20%)    54.26%     13.25%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                            $     8    $     -+   $     -+   $     -+
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                    1.10%      1.12%      1.10%      1.91%
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                          (0.82%)    (0.76%)    (0.59%)    (0.96%)
------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                  10.33%     12.21%&    15.48%&    34.70%&
------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers, reimbursements and earnings
    credits                                                                      (10.05%)   (11.86%)&  (14.97%)&  (33.75%)&
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               8%        57%        87%        92%
------------------------------------------------------------------------------------------------------------------------



** Commencement of offering class of shares.
@  Calculated based upon average shares outstanding.
^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
#  Short periods have been annualized.
+  Amounts round to less than one million.
& Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMorgan EQUITY GROWTH FUND^*



PER SHARE OPERATING PERFORMANCE:                                                               YEAR ENDED
                                                                        ------------------------------------------------------------
                                                                         12/31/01    12/31/00    12/31/99  12/31/98       12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $43.44     $ 68.09     $ 52.36    $ 38.36       $ 27.95
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                 (0.10)@     (0.26)@     (0.14)@     0.03          0.07
     Net gains or losses in securities (both realized and unrealized)      (8.09)     (16.22)      16.78      15.78         10.34
                                                                          ------     -------     -------    -------       -------
     Total from investment operations                                      (8.19)     (16.48)      16.64      15.81         10.41
   Distributions to shareholders from:
     Dividends from net investment income                                      -           -           -       0.03             -
     Distributions from capital gains                                       3.04        8.17        0.91       1.78             -
                                                                          ------     -------     -------    -------       -------
     Total dividends and distributions                                      3.04        8.17        0.91       1.81             -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $32.21     $ 43.44     $ 68.09    $ 52.36       $ 38.36
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (18.86%)    (23.65%)     31.85%     41.38%        37.20%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                      $   86     $   179     $   320    $   179       $    74
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                             1.00%       1.00%       1.00%      1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                   (0.28%)     (0.40%)     (0.24%)     0.05%         0.20%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                              1.05%       1.02%       1.03%      1.09%         1.11%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers and reimbursements                (0.33%)     (0.42%)     (0.27%)    (0.04%)        0.09%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       98%         58%         15%~       35%           35%
------------------------------------------------------------------------------------------------------------------------------------



^ Formerly Chase Equity Growth Fund.
* Formerly Institutional Shares, formerly Premier Shares.
@ Calculated based upon average shares outstanding.
# Short periods have been annualized.
~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
  After August 11, 1999, all of the Fund's investable assets were invested in Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMorgan EQUITY INCOME FUND^~



PER SHARE OPERATING PERFORMANCE:                                                                   YEAR ENDED
                                                                             -------------------------------------------------------
                                                                              12/31/01  12/31/00    12/31/99  12/31/98    12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $ 35.33    $ 49.80    $ 46.14    $ 36.97    $ 28.21
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                       0.22@      0.29@      0.32@      0.33       0.40
     Net gains or losses in securities (both realized and unrealized)           (4.62)     (2.66)      5.65       9.32       8.36
                                                                              -------    -------    -------    -------    -------
     Total from investment operations                                           (4.40)     (2.37)      5.97       9.65       8.76
   Distributions to shareholders from:                                           0.19       0.29       0.31       0.34          -
     Distributions from capital gains                                            0.17      11.81       2.00       0.14          -
                                                                              -------    -------    -------    -------    -------
     Total dividends and distributions                                           0.36      12.10       2.31       0.48          -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $ 30.57    $ 35.33    $ 49.80    $ 46.14    $ 36.97
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   (12.43%)    (3.85%)    13.06%     26.20%     31.50%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                          $    68    $    97    $   170    $   128    $    75
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                                  0.92%      1.00%      1.00%      1.00%      1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         0.69%      0.59%      0.66%      0.82%      1.67%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                 0.98%      1.03%      1.09%      1.10%      1.11%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits    0.63%      0.56%      0.57%      0.72%      1.56%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             4%        15%        16%         3%        14%
------------------------------------------------------------------------------------------------------------------------------------



^  Formerly Chase Equity Income Fund.
~  Formerly Institutional Shares, formerly Premier Shares.
@  Calculated based upon average shares outstanding.

JPMorgan GROWTH AND INCOME FUND^


PER SHARE OPERATING PERFORMANCE:                                      11/01/01                       YEAR ENDED
                                                                      THROUGH   ---------------------------------------------------
                                                                      12/31/01   10/31/01   10/31/00  10/31/99  10/31/98   10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 27.72    $ 40.99    $ 43.89   $ 43.43    $ 46.35    $ 39.26
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                        0.05       0.14       0.26@     0.35@      0.43@      0.52@
     Net gains or losses in securities (both realized and unrealized)    1.93      (7.53)      3.33      5.12       3.50      10.20
                                                                      -------    -------    -------   -------    -------    -------
     Total from investment operations                                    1.98      (7.39)      3.59      5.47       3.93      10.72
   Distributions to shareholders from:
     Dividends from net investment income                                0.06       0.18       0.18      0.34       0.29       0.48
     Distributions from capital gains                                      --       5.70       6.31      4.67       6.56       3.15
                                                                      -------    -------    -------   -------    -------    -------
     Total dividends and distributions                                   0.06       5.88       6.49      5.01       6.85       3.63
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 29.64    $ 27.72    $ 40.99   $ 43.89    $ 43.43    $ 46.35
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             7.13%    (20.01%)     9.34%    13.30%      9.44%     29.37%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                  $     3    $     3    $     5   $    15    $    24    $   522
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                          0.90%      0.89%      0.89%     0.85%      0.85%      0.86%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                          1.02%      0.93%      0.64%     0.80%      0.95%      1.21%
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                           3.34%      2.07%      0.93%     0.85%      0.85%      0.86%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and reimbursements      (1.42%)    (0.25%)     0.60%     0.80%      0.95%      1.21%
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover~                                                      0%        12%        30%      125%       113%        62%
-----------------------------------------------------------------------------------------------------------------------------------



@ Calculated based upon average shares outstanding.
^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
# Short periods have been annualized.
~ The percentages reflect the portfolio turnover of the Growth and Income
  Portfolio, of which the Fund invested all of its investable assets.

JPMorgan MID CAP VALUE FUND



PER SHARE OPERATING PERFORMANCE:                                               10/31/01**
                                                                                THROUGH
                                                                                12/31/01
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $13.48
------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                         0.01
     Net gains or losses in securities (both realized and unrealized)              1.49
                                                                                 ------
     Total from investment operations                                              1.50
   Distributions to shareholders from:
     Dividends from net investment income                                          0.09
     Distributions from capital gains                                              0.75
                                                                                 ------
     Total dividends and distributions                                             0.84
------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $14.14
------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      11.18%
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                                          $    -+
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------
   Net Expenses                                                                    0.99%
------------------------------------------------------------------------------------------
   Net investment income                                                           0.58%
------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements, and earnings credits                  3.68%
------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements, and earnings credits    (2.11%)
------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              15%
------------------------------------------------------------------------------------------



** Commencement of offering of class of shares.
 + Amount rounds to less than one million.
 # Short periods have been annualized.

JPMorgan SMALL CAP EQUITY FUND^



PER SHARE OPERATING PERFORMANCE:                        11/01/01                                  YEAR ENDED
                                                        THROUGH        ------------------------------------------------------------
                                                        12/31/01        10/31/01   10/31/00     10/31/99     10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    20.27      $   28.52  $    23.10   $    20.59   $    23.71   $   19.22
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  (0.01)@        (0.10)      (0.05)@      (0.02)@      (0.02)       0.03
     Net gain or losses in securities (both realized
       and unrealized)                                       1.99          (4.26)       8.12         2.70        (2.46)       4.75
                                                       ----------      ---------  ----------   ----------   ----------   ---------
     Total from investment operations                        1.98          (4.36)       8.07         2.68        (2.48)       4.78

   Distributions to shareholders from:
     Dividends from net investment income                      -               -           -            -            -           -
     Distributions from capital gains                          -            3.89        2.65         0.17         0.64        0.29
                                                       ----------      ---------  ----------   ----------   ----------   ---------
     Total dividends and distributions                         -            3.89        2.65         0.17         0.64        0.29
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    22.25      $   20.27  $    28.52   $    23.10   $    20.59   $   23.71
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 9.77%        (16.19%)     37.94%       13.06%      (10.64%)     25.15%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                $      532      $     390  $      383   $      269   $      254   $     307
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              0.88%          0.88%       0.88%        0.88%        1.04%       1.10%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                    (0.31%)        (0.30%)     (0.20%)      (0.07%)      (0.09%)      0.13%
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                         1.10%          1.12%       1.13%        1.13%        1.13%       1.14%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers,
    reimbursements and earnings credits                     (0.53%)        (0.54%)     (0.45%)      (0.32%)      (0.18%)      0.09%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         6%            47%         75%          92%          74%         55%
-----------------------------------------------------------------------------------------------------------------------------------



@ Calculated based upon average shares outstanding.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
# Short periods have been annualized.

JPMorgan SMALL CAP GROWTH FUND



PER SHARE OPERATING PERFORMANCE:                                                   10/31/01**
                                                                                    THROUGH
                                                                                   12/31/01
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $      7.77
------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income (loss)                                                       (0.01)
     Net gains or losses in securities (both realized and unrealized)                    1.54
                                                                                  -----------
     Total from investment operations                                                    1.53
   Distributions to shareholders from:
     Dividends from net investment income                                                   -
     Distributions from net realized gain                                                   -
                                                                                  -----------
     Total dividends and distributions                                                      -
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $      9.30
------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            19.69%
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                              $         -+
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------
   Net expenses                                                                          1.10%
------------------------------------------------------------------------------------------------
   Net investment income                                                                (0.88%)
------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and earnings credits                         9.40%
------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements and earnings credits           (9.18%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    25%
------------------------------------------------------------------------------------------------



** Commencement of offering of class of shares.
#  Short periods have been annualized.
+  Amounts round to less than one million.

JPMorgan U.S. EQUITY FUND^+



PER SHARE OPERATING PERFORMANCE:                            06/01/01                              YEAR ENDED
                                                             THROUGH    -----------------------------------------------------------
                                                            12/31/01    05/31/01     05/31/00  05/31/99   05/31/98   05/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 11.21     $ 12.66     $ 14.62  $   14.96  $   14.36  $   12.91
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                      0.03@       0.05        0.09       0.10       0.10       0.15
     Net gains or losses in securities (both realized
      and unrealized)                                          (0.68)      (0.94)       0.24       2.28       3.45       2.75
                                                             -------     -------     -------  ---------  ---------  ---------
     Total from investment operations                          (0.65)      (0.89)       0.33       2.38       3.55       2.90
   Distributions to shareholders from:
     Dividends from net investment income                       0.04        0.05        0.09       0.11       0.13       0.21
     Distributions from capital gains                           0.08        0.51        2.20       2.61       2.82       1.24
                                                             -------     -------     -------  ---------  ---------  ---------
     Total dividends and distributions                          0.12        0.56        2.29       2.72       2.95       1.45
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 10.44     $ 11.21     $ 12.66  $   14.62  $   14.96  $   14.36
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (5.76%)     (7.10%)      2.20%     18.39%     28.35%     25.00%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                         $   348     $   312     $   387  $     441  $     448  $     363
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                 0.79%       0.79%       0.78%      0.79%      0.78%      0.80%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                        0.44%       0.41%       0.59%      0.70%      0.71%      1.13%
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                            0.85%       0.79%       0.78%      0.79%      0.78%      0.80%
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements
    and earnings credits                                        0.38%       0.41%       0.59%      0.70%      0.71%      1.13%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                         48%         81%         89%        84%       106%        99%
-----------------------------------------------------------------------------------------------------------------------------------



^ Formerly J.P. Morgan U.S. Equity Fund. The fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
@ Calculated based upon average shares outstanding.
# Short periods have been annualized.
- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP").
  The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

JPMorgan U.S. SMALL COMPANY FUND^+



PER SHARE OPERATING PERFORMANCE:                                  06/01/01                    YEAR ENDED
                                                                   THROUGH   ---------------------------------------------------
                                                                  12/31/01   05/31/01 05/31/00  05/31/99   05/31/98  05/31/97
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  13.43   $ 14.45  $ 11.49  $   14.76   $  13.89  $  13.97
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                            0.04@     0.05        -       0.04       0.06      0.10
     Net gains or losses in securities (both realized
       and unrealized)                                               (0.79)     0.04     2.97      (1.76)      2.97      1.07
                                                                  --------   -------  -------  ---------   --------  --------
     Total from investment operations                                (0.75)     0.09     2.97      (1.72)      3.03      1.17
   Distributions to shareholders from:
     Dividends from net investment income                             0.05      0.03     0.01       0.04       0.07      0.11
     Distributions from capital gains                                 0.06      1.08        -       1.51       2.09      1.14
                                                                  --------   -------  -------  ---------   --------  --------
     Total dividends and distributions                                0.11      1.11     0.01       1.55       2.16      1.25
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  12.57   $ 13.43  $ 14.45  $   11.49   $  14.76  $  13.89
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (5.56%)     0.75%   25.90%    (10.95%)    23.37%     9.49%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                              $    286   $   296  $   285  $     187   $    262  $    238
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                       1.01%     1.01%    1.00%      1.02%      0.97%     0.90%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                              0.39%     0.35%    0.05%      0.34%      0.39%     0.71%
--------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                                  1.04%     1.01%    1.00%      1.02%      1.03%     1.03%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income without waivers, reimbursements
    and earnings credits                                              0.36%     0.35%    0.05%      0.34%      0.33%     0.58%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                               48%      110%     104%       104%        96%       98%
--------------------------------------------------------------------------------------------------------------------------------



^ Formerly J.P. Morgan U.S. Small Company Fund. The Fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.
# Short periods have been annualized.
- Prior to September 10, 2001, USSCF invested all of its investible assets in The U.S. Small Company Portfolio ("USSCP").
  The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCP.
@ Calculated based on average shares outstanding.

JPMorgan U.S. SMALL COMPANY OPPORTUNITIES FUND^



PER SHARE OPERATING PERFORMANCE:                           06/01/01                                 06/16/97*
                                                           THROUGH   -----------------------------   THROUGH
                                                          12/31/01   05/31/01  05/31/00   05/31/99  05/31/98
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   12.19  $  15.90   $ 12.17   $  12.57  $  10.00
------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    (0.04)    (0.07)        -      (0.01)    (0.02)
     Net gains or losses in securities (both
       realized and unrealized)                               (1.67)    (2.29)     3.73      (0.08)     2.59
                                                          ---------  --------   -------   --------  --------
     Total from investment operations                         (1.71)    (2.36)     3.73      (0.09)     2.57
   Distributions to shareholders from:
     Distributions from capital gains                             -      1.35         -       0.31         -
                                                          ---------  --------   -------   --------  --------
     Total dividends and distributions                            -      1.35         -       0.31         -
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   10.48  $  12.19   $ 15.90   $  12.17     12.57
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 (14.03%)  (15.51%)   30.65%     (0.49%)   25.70%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                      $     195  $    339   $   529   $    286  $    189
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------
   Net expenses                                                1.02%     0.99%     0.99%      1.07%     1.19%
------------------------------------------------------------------------------------------------------------
   Net investment income                                      (0.50%)   (0.35%)   (0.47%)    (0.42%)   (0.37%)
------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements
    and earnings credits                                       1.07%     0.99%     0.99%      1.07%     1.25%
------------------------------------------------------------------------------------------------------------
   Net investment income without waivers,
    reimbursements and earnings credits                       (0.55%)   (0.35%)   (0.47%)    (0.42%)   (0.43%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate -                                        55%      117%      132%       116%       73%
------------------------------------------------------------------------------------------------------------



^ Formerly J.P. Morgan U.S. Small Company Opportunities Fund. The Fund changed its fiscal year end from May 31 to December 31.
* Commencement of operations.
# Short periods have been anualized.
- Prior to September 10, 2001, USSCOF invested all of its investible assets in The U.S. Small Company Opportunities Portfolio ("USSCOP").
  The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USSCOP.

                       This page intentionally left blank.

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-622-4273 or writing to:

JPMorgan FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.JPMorganfunds.com.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

           The Funds' Investment Company Act File Nos. are as follows:


           JPMorgan Balanced Fund                        811-5526
           JPMorgan Capital Growth Fund                  811-5151
           JPMorgan Core Equity Fund                     811-5526
           JPMorgan Disciplined Equity Fund              811-7342
           JPMorgan Diversified Fund                     811-7342
           JPMorgan Dynamic Small Cap Fund               811-5151
           JPMorgan Equity Growth Fund                   811-5526
           JPMorgan Equity Income Fund                   811-5526
           JPMorgan Growth and Income Fund               811-5151
           JPMorgan Mid Cap Value Fund                  811-08189
           JPMorgan Small Cap Equity Fund                811-5151
           JPMorgan Small Cap Growth Fund               811-08189
           JPMorgan U.S. Equity Fund                     811-7342
           JPMorgan U.S. Small Company Fund              811-7342
           JPMorgan U.S. Small Company
                    Opportunities Fund                   811-7340


            (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                      PR-EQS-502

PROSPECTUS MAY 1, 2002


JPMORGAN U.S. EQUITY FUNDS

CLASS C SHARES

SMALL CAP EQUITY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Small Cap Equity Fund                                1
The Fund's Management and Administration             7
How Your Account Works                               8
  About Sales Charges                                8
  Buying Fund Shares                                 8
  Selling Fund Shares                                9
  Exchanging Fund Shares                            10
  Other Information Concerning the Fund             11
  Distributions and Taxes                           11
  Shareholder Services                              13
Risk and Reward Elements                            14
How To Reach Us                             Back Cover

JPMORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 14-15.


THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.





Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect the contingent deferred sales load that is assessed on Class C Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table reflect the deduction of the contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1995         53.15%
1996         27.93%
1997         16.87%
1998          2.60%
1999         12.97%
2000         13.31%
2001         -7.02%

-------------------------------------
BEST QUARTER                   19.17%
-------------------------------------
                   4th quarter, 1998
-------------------------------------
WORST QUARTER                 -21.27%
-------------------------------------
                   3rd quarter, 1998


* CLASS C HAS NOT YET LAUNCHED; THEREFORE, THE FUND'S PERFORMANCE FOR THE PERIOD SHOWN IS BASED ON THE PERFORMANCE OF THE FUND'S CLASS B FROM 3/28/95 (THE DATE THAT CLASS B WAS LAUNCHED) THROUGH 12/31/01. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B WAS LAUNCHED IS BASED ON PERFORMANCE OF THE FUND'S CLASS A, WHICH COMMENCED OPERATIONS ON 12/20/94. CLASSES A AND B INVEST IN THE SAME PORTFOLIO OF SECURITIES AS CLASS C WILL, BUT SHARES OF CLASSES A AND B ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.
(1)THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*, (1)



                                          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------
CLASS C SHARES - RETURN BEFORE TAXES         -7.95           7.37          16.37
-------------------------------------------------------------------------------------
CLASS C SHARES -
RETURN AFTER TAXES ON DISTRIBUTIONS          -7.95           5.91          15.07
-------------------------------------------------------------------------------------
CLASS C SHARES - RETURN AFTER TAXES
ON DISTRIBUTIONS
AND SALE OF FUND SHARES                      -4.84           5.86          13.79
-------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)        6.54          10.60          15.05
-------------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX
(REFLECTS NO DEDUCTION FOR TAXES)             7.13          10.15          14.11
-------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*  SEE FOOTNOTE ON PREVIOUS PAGE.
(1)PERFORMANCE FOR THE BENCHMARKS IS AS OF 12/31/94.

ESTIMATED INVESTOR EXPENSES FOR CLASS C SHARES
The estimated expenses of Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


MAXIMUM SALES CHARGE (LOAD) WHEN YOU BUY
SHARES, SHOWN AS % OF THE OFFERING PRICE*                        NONE
-------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) SHOWN AS
THE LOWER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS      1.00%
-------------------------------------------------------------------------


*THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY
 SALES CHARGE.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS C ASSETS)



MANAGEMENT FEES                                              0.65
DISTRIBUTION (RULE 12b-1) FEES                               0.75
SHAREHOLDER SERVICE FEES                                     0.25
OTHER EXPENSES(1)                                            0.49
-------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                     2.14
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                     (0.02)
-------------------------------------------------------------------------
NET EXPENSES(2)                                              2.12
-------------------------------------------------------------------------



(1)"OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
   YEAR.
(2)REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 2.12% OF ITS AVERAGE DAILY NET ASSETS UNTIL 4/30/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Class C Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.


The example is for comparison only; the actual returns of the Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                  1 YEAR       3 YEARS   5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS C SHARES ($)                315*         668       1,147        2,471
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                  1 YEAR       3 YEARS   5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS C SHARES ($)                215          668       1,147        2,471
--------------------------------------------------------------------------------


*ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Group, a Massachusetts business trust. The trustees of the trust are responsible for overseeing all business activities.


THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase).

During the most recent fiscal year, the adviser was paid a management fee (net of waivers) of 0.65% of average daily net assets.

THE PORTFOLIO MANAGER
Juliet Ellis, Vice President of the adviser and CPA, is responsible for management of the Fund. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. She has been managing the Fund since August 1999.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (Administrator) provides Administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class C Shares of the Fund held by investors serviced by the shareholder servicing agent.


The adviser and/or the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES

This prospectus offers Class C Shares of the Fund. You may pay a sales charge to sell Class C Shares in the Fund. If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year. There are also ongoing charges that all investors pay as long as they own their shares.


The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

GENERAL
The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributed to Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

BUYING FUND SHARES
You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative you want to buy shares in the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:


JPMORGAN FUNDS SERVICE CENTER

P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL

The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your order. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
THE JPMORGAN FUNDS SERVICE CENTER
1-800-348-4782

MINIMUM INVESTMENTS


TYPE OF                         INITIAL                  ADDITIONAL
ACCOUNT                         INVESTMENT               INVESTMENTS
----------------------------------------------------------------------
REGULAR ACCOUNT                  $2,500                   $100
----------------------------------------------------------------------
SYSTEMATIC INVESTMENT PLAN(1)    $1,000                   $100
----------------------------------------------------------------------
IRAS                             $1,000                   $100
----------------------------------------------------------------------
SEP-IRAS                         $1,000                   $100
----------------------------------------------------------------------
EDUCATION IRAS                   $  500                   $100
----------------------------------------------------------------------

(1) For alternative minimum investments for systematic investment plan accounts, please see Shareholder Services.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

SELLING FUND SHARES


You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative you want to sell your shares in the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of the Fund worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:


JPMORGAN FUNDS SERVICE CENTER

P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as

$50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Fund will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative you want to exchange your shares in the Fund. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange shares from one JPMorgan account to another of the same class. See Shareholder Services for details.

GENERAL

If you exchange Class C Shares of the Fund for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.


OTHER INFORMATION CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


The Fund may issue multiple classes of shares. This prospectus relates only to Class C Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES


The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these net earnings to shareholders as distributions.


The Fund generally distributes net investment income at least annually. Net capital gain, if any, is distributed annually. The Fund may decide to make more or fewer distributions in a given year.


You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250 which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information, please refer to the How Your Account Works section of this prospectus.


You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.


FREE EXCHANGE PRIVILEGE
You can exchange money between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

If you sell Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge. You must buy the Class A Shares within 90 days of selling the Class C Shares.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help the Fund manage risk.



POTENTIAL RISKS                           POTENTIAL REWARDS                        POLICIES TO BALANCE RISK AND REWARD
--------------------------------------    --------------------------------------   ------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
- When the Fund buys securities before    - The Fund can take advantage of         - The Fund segregates liquid assets to offset
  issue or for delayed delivery,            attractive transaction opportunities     leverage risks
  it could be exposed to leverage risk
  if it does not segregate liquid
  assets

SHORT-TERM TRADING
- Increased trading could raise the       - The Fund could realize gains in a      - The Fund generally avoids short-term trading,
  Fund's brokerage and related costs        short period of time                     except to take advantage of attractive or
- Increased short-term capital gains      - The Fund could protect against           unexpected opportunities or to meet demands
  distributions could raise                 losses if a stock is overvalued and      generated by shareholder activity
  shareholders' income tax liability        its value later falls                  - The Fund's portfolio turnover rate for the
                                                                                     period 11/1/01 through 12/31/01 was 6%

DERIVATIVES
- Derivatives such as futures, options,   - Hedges that correlate well with        - The Fund uses derivatives, for hedging and for
  swaps, and forward foreign currency       underlying positions can reduce or       risk management (i.e., to establish or adjust
  contracts(1) that are used for hedging    eliminate losses at low cost             exposure to particular securities, markets or
  the portfolio or specific securities    - The Fund could make money and            currencies); risk management may include
  may not fully offset the underlying       protect against losses if                management of the Fund's exposure relative to
  positions and this could result in        management's analysis proves correct     its benchmark. The Fund may also use
  losses to the Fund that would not       - Derivatives that involve leverage        derivatives to increase gain
  have otherwise occurred                   could generate substantial gains at    - The Fund only establishes hedges that it
- Derivatives used for risk management      low cost                                 expects will be highly correlated with
  or to increase the Fund's gain may                                                 underlying positions
  not have the intended effects and may                                            - While the Fund may use derivatives that
  result in losses or missed                                                         incidentally involve leverage, it does not use
  opportunities                                                                      them for the specific purpose of leveraging its
- The counterparty to a derivatives                                                  portfolio
  contract could default
- Derivatives that involve leverage
  could magnify losses
- Certain types of derivatives involve
  costs to the Fund which can reduce
  returns
- Derivatives may, for tax purposes,
  affect the character of gain and loss
  realized by the Fund, accelerate
  recognition of income to the Fund,
  affect the holding period of the Fund's
  assets and defer recognition of certain
  of the Fund's losses


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                           POTENTIAL REWARDS                        POLICIES TO BALANCE RISK AND REWARD
--------------------------------------    --------------------------------------   ------------------------------------------------
SECURITIES LENDING
- When the Fund lends a security, there   - The Fund may enhance income through    - The adviser maintains a list of approved
  is a risk that the loaned securities      the investment of the collateral         borrowers
  may not be returned if the borrower       received from the borrower             - The Fund receives collateral equal to at least
  or the lending agent defaults                                                      100% of the current value of the securities
- The collateral will be subject to the                                              loaned plus accrued interest
  risks of the securities in which it                                              - The lending agents indemnify the Fund against
  is invested                                                                        borrower default
                                                                                   - The adviser's collateral investment guidelines
                                                                                     limit the quality and duration of collateral
                                                                                     investment to minimize losses
                                                                                   - Upon recall, the borrower must return the
                                                                                     securities loaned within the normal
                                                                                     settlement period
MARKET CONDITIONS
- The Fund's share price and              - Stocks have generally outperformed     - Under normal circumstances, the Fund plans to
  performance will fluctuate in             more stable investments (such as         remain fully invested in accordance with its
  response to stock and/or bond market      bonds and cash equivalents) over the     policies. Equity investments may include common
  movements                                 long term                                stocks, convertible securities, preferred
- Adverse market conditions may from                                                 stocks, depositary receipts (such as ADRs and
  time to time cause the Fund to take                                                EDRs), trust or partnership interests,
  temporary defensive positions that                                                 warrants, rights, REIT interests and investment
  are inconsistent with its principal                                                company securities
  investment strategies and may hinder                                             - The Fund seeks to limit risk and enhance
  the Fund from achieving its                                                        performance through active management and
  investment objective                                                               diversification
                                                                                   - During severe market downturns, the Fund has
                                                                                     the option of investing up to 100% of assets in
                                                                                     high quality short-term instruments
MANAGEMENT CHOICES
- The Fund could underperform its         - The Fund could outperform its          - The adviser focuses its active management on
  benchmark due to its securities and       benchmark due to these same choices      securities selection, the area where it
  asset allocation choices                                                           believes its commitment to research can most
                                                                                     enhance returns

FOREIGN INVESTMENTS
- Currency exchange rate movements        - Favorable exchange rate movements      - The Fund anticipates that total foreign
  could reduce gains or create losses       could generate gains or reduce           investments will not exceed 20% of total assets
- The Fund could lose money because of      losses                                 - The Fund actively manages the currency exposure
  foreign government actions, political   - Foreign investments, which represent     of its foreign investments relative to its
  instability, or lack of adequate and      a major portion of the world's           benchmark, and may hedge back into the U.S.
  accurate information                      securities, offer attractive             dollar from time to time (see also
- Currency and investment risks tend to     potential performance and                "Derivatives"); these currency management
  be higher in emerging markets; these      opportunities for diversification        techniques may not be available for certain
  markets also present higher liquidity   - Emerging markets can offer higher        emerging markets investments
  and valuation risks                       returns

ILLIQUID HOLDINGS
- The Fund could have difficulty          - These holdings may offer more          - The Fund may not invest more than 15% of net
  valuing these holdings precisely          attractive yields or potential           assets in illiquid holdings
- The Fund could be unable to sell          growth than comparable widely traded   - To maintain adequate liquidity to meet
  these holdings at the time or price       securities                               redemptions, the Fund may hold high quality
  it desires                                                                         short-term securities (including repurchase
                                                                                     agreements and reverse repurchase agreements)
                                                                                     and, for temporary or extraordinary purposes,
                                                                                     may borrow from banks up to 33 1/3% of the
                                                                                     value of its total assets or draw on a line of
                                                                                     credit

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

         The Investment Company Act File No. for the Fund is 811-5151.
         (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

PROSPECTUS MAY 1, 2002


JPMORGAN  FUNDS

SELECT GROWTH AND INCOME FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS



Select Growth and Income Fund                           1

The Fund's Management and Administration                6

How Your Account Works                                  7

  Buying Fund Shares                                    7

  Selling Fund Shares                                   7

  Other Information Concerning the Fund                 7

  Distributions and Taxes                               8

Risk and Reward Elements                               10

Financial Highlights                                   12

How to Reach Us                                Back cover

JPMORGAN SELECT GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 10-11.


THE FUND'S OBJECTIVE
The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flow ratios. The Fund will seek to earn income by investing in companies that display, or have the potential for displaying, level or rising dividends.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market condition, it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

    FREQUENCY OF TRADING
    HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management Inc. (JPMFAM (USA)), applies an active equity management style. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The value of the Fund's convertible securities tends to fall when prevailing interest rates rise. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investing a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.


    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
    - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
    - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
    - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
    - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index and the Lipper Multi-Cap Value Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how this Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992         15.06%
1993         12.99%
1994         -3.41%
1995         27.55%
1996         19.86%
1997         30.07%
1998         14.94%
1999          8.79%
2000          1.18%
2001        -12.85%

-------------------------------------
BEST QUARTER               16.81%
-------------------------------------
               4th quarter, 1998
-------------------------------------
WORST QUARTER             -14.15%
-------------------------------------
               3rd quarter, 2001

 * THE FUND COMMENCED OPERATIONS ON 1/6/98. THE PERFORMANCE SHOWN FOR THE PERIOD FROM 1/25/96 TO 1/6/98 IS BASED ON THE PERFORMANCE OF THE SELECT CLASS SHARES OF THE JPMORGAN GROWTH AND INCOME FUND, WHICH ARE NOT BEING OFFERED IN THIS PROSPECTUS, AND RETURNS FOR THE PERIOD FROM 1/1/92 THROUGH 1/25/96 REFLECT THE PERFORMANCE OF THE CLASS A SHARES OF THE JPMORGAN GROWTH AND INCOME FUND, WHICH ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE JPMORGAN GROWTH AND INCOME FUND IS AN INVESTMENT COMPANY THAT ALSO INVESTS ALL OF ITS INVESTABLE ASSETS IN THE GROWTH AND INCOME PORTFOLIO.

(1) THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                          PAST 1 YR.    PAST 5 YRS. PAST 10 YRS.
--------------------------------------------------------------------------------
 FUND SHARES -- RETURN BEFORE TAXES         -12.85         7.45        10.64
--------------------------------------------------------------------------------
 FUND SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                           -13.33         5.81         8.98
--------------------------------------------------------------------------------
 FUND SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF
 FUND SHARES                                 -7.83         5.73         8.43
--------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)     -11.71         9.49        13.10
--------------------------------------------------------------------------------
 LIPPER MULTI-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)            1.30         9.73        12.31
--------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*SEE FOOTNOTE ON PREVIOUS PAGE.

INVESTOR EXPENSES FOR FUND SHARES
The expenses of the Fund's Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES(1) (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



 MANAGEMENT FEES                                                       0.40
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              NONE
 OTHER EXPENSES(2)                                                     0.19
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              0.59
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)                              (0.01)
--------------------------------------------------------------------------------
 NET EXPENSES(3)                                                       0.58
--------------------------------------------------------------------------------



(1) THE FUND HAS A MASTER-FEEDER STRUCTURE AS DESCRIBED IN THE FUND'S MANAGEMENT AND ADMINISTRATION SECTION OF THIS PROSPECTUS. THIS TABLE SHOWS THE FUND'S EXPENSES AND ITS SHARE OF MASTER PORTFOLIO EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.
(2) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE FISCAL YEAR ENDED 10/31/01, AFTER WHICH THE FUND CHANGED ITS FISCAL YEAR END TO 12/31.
(3) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE FUND'S SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.58% OF ITS AVERAGE DAILY NET ASSETS UNTIL 4/30/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.


The example is for comparison only; the actual return of the Fund's Shares and your actual costs may be higher or lower.


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   59         188         328         737
--------------------------------------------------------------------------------

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Group, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.


The Fund is a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Fund and the Portfolio expect to maintain consistent goals, but if they do not, the feeder Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Fund's trustees would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated, this section uses the term the "Fund" to mean the Select Growth and Income Fund and the Portfolio taken together.)

Each feeder in a master-feeder fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one feeder could offer access to the Portfolio on different terms and thus would experience different performance than another feeder. Certain feeders may be more appropriate for a particular investor.


THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

During the most recent fiscal year, the adviser was paid a management fee (net of waivers) of 0.40% of average daily net assets.

THE PORTFOLIO MANAGERS
Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the adviser since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming Inc.


THE FUND'S ADMINISTRATOR


JPMorgan Chase Bank (Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

WHO MAY BUY THESE SHARES
Only qualified investors may buy shares. Qualified Fund investors are institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts. The financial institution must have an agreement with the Fund to buy and sell shares.

Financial institutions may set other eligibility requirements, including minimum investments. They must maintain at least $5 million in an account with the Fund on behalf of their clients. The Fund may refuse to sell Fund shares to any institution.

BUYING FUND SHARES
THROUGH YOUR FINANCIAL INSTITUTION


The JPMorgan Fund Service Center or your financial institution may impose different minimum investments and earlier deadlines to buy shares. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. If the account administrator at your financial institution receives your order in proper form before the New York Stock Exchange (NYSE) closes regular trading (or the institution's earlier deadline, if any) and the order, along with payment in federal funds, is received by the Fund before it closes for business, your order will be confirmed at that day's NAV. The Fund calculates its NAV once each day at the close of regular trading on the NYSE (normally 4 p.m. Eastern time.) The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

You can buy shares on any business day that the Federal Reserve Bank of New York and the NYSE are open.


You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

The Fund will not issue certificates for shares.

SELLING FUND SHARES
THROUGH YOUR FINANCIAL INSTITUTION


Tell your financial institution you want to sell the Fund. You must supply the names of the registered shareholders on your account and your account number. Your financial institution is responsible for sending the Fund all necessary documents and may charge you for this service.

You can sell some or all of your shares on any day the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form from your financial institution. If the Fund receives your order before the NYSE closes regular trading, you will receive that day's NAV.


The Fund generally sends proceeds of the sale in federal funds to your financial institution on the business day after the Fund receives your request in proper form.

Under unusual circumstances, the Fund may stop accepting orders to sell shares or postpone payment for more than seven days, as federal securities laws permit.

OTHER INFORMATION CONCERNING THE FUND
You may authorize your financial institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your financial institution has a responsibility to take all reasonable precautions to confirm that the instructions are genuine. If your financial institution fails to use such reasonable precautions, it may be liable for any losses due to unauthorized or fraudulent instructions. Investors agree, however, that they will not hold the Fund or their financial institution or any of their agents liable for any losses or expenses arising from any sales request, if reasonable precautions are taken.

Your financial institution may offer other services. These could include special procedures for buying and selling Fund shares, such as pre-authorized or systematic buying and selling plans. Each financial institution may establish its own terms and conditions for these services.

JPMFAM (USA) and its affiliates and the Fund and its affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund distributes net capital gain at least annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.


If your financial institution does not offer distribution reinvestment or if you do not select an option when you open your account, we will pay all distributions in cash. The taxation of dividends will not be affected by the form in which you receive them.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fund expects that its distributions will consist primarily of capital gains.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the

Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help the Fund manage risk.


POTENTIAL RISKS                           POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the Fund buys securities before    - The Fund can take advantage of        - The Fund segregates liquid assets to offset
  issue or for delayed delivery, it         attractive transaction opportunities    leverage risks
  could be exposed to leverage risk if
  it does not segregate liquid assets

SHORT-TERM TRADING
- Increased trading could raise the       - The Fund could realize gains in a     - The Fund generally avoids short-term
  Fund's brokerage and related costs        short period of time                    trading, except to take advantage of
- Increased short-term capital gains      - The Fund could protect against          attractive or unexpected opportunities or to
  distributions could raise                 losses if a stock is overvalued and     meet demands generated by shareholder
  shareholders' income tax liability        its value later falls                   activity

DERIVATIVES
- Derivatives such as futures, options,   - Hedges that correlate well with       - The Fund uses derivatives for hedging and
  swaps, and forward foreign currency       underlying positions can reduce or      for risk management (i.e., to establish or
  contracts(1) that are used for hedging    eliminate losses at low cost            adjust exposure to particular securities,
  the portfolio or specific securities    - The Fund could make money and           markets or currencies); risk management may
  may not fully offset the underlying       protect against losses if               include management of the Fund's exposure
  positions and this could result in        management's analysis proves correct    relative to its benchmark. The Fund may also
  losses to the Fund that would not have  - Derivatives that involve leverage       use derivatives to increase gain
  otherwise occurred                        could generate substantial gains at   - The Fund only establishes hedges that it
- Derivatives used for risk management      low cost                                expects will be highly correlated with
  or to increase the Fund's gain may not                                            underlying positions
  have the intended effects and may                                               - While the Fund may use derivatives that
  result in losses or missed                                                        incidentally involve leverage, it does not use
  opportunities                                                                     them for the specific purpose of leveraging its
- The counterparty to a derivatives                                                 portfolio
  contract could default
- Derivatives that involve leverage
  could magnify losses
- Certain types of derivatives involve
  costs to the Fund which can reduce
  returns
- Derivatives may, for tax purposes,
  affect the character of gain and loss
  realized by the Fund, accelerate
  recognition of income to the Fund,
  affect the holding period of the
  Fund's assets and defer recognition of
  certain of the Fund's losses



(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


POTENTIAL RISKS                           POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
- When the Fund lends a security, there   - The Fund may enhance income through   - The adviser maintains a list of approved
  is a risk that the loaned securities      the investment of the collateral        borrowers
  may not be returned if the borrower or    received from the borrower            - The Fund receives collateral equal to
  the lending agent defaults                                                        at least 100% of the current value of the
- The collateral will be subject to the                                             securities loaned plus accrued interest
  risks of the securities in which it is                                          - The lending agents indemnify the Fund
  invested                                                                          against borrower default
                                                                                  - The adviser's collateral investment
                                                                                    guidelines limit the quality and duration of
                                                                                    collateral investment to minimize losses
                                                                                  - Upon recall, the borrower must return the
                                                                                    securities loaned within the normal
                                                                                    settlement period

MARKET CONDITIONS
- The Fund's share price and performance  - Stocks have generally outperformed    - Under normal circumstances the Fund plans to
  will fluctuate in response to stock       more stable investments (such as        remain fully invested in accordance with its
  and/or bond market movements              bonds and cash equivalents) over the    policies. Equity investments may include
- Adverse market conditions may from        long term                               common stocks, convertible securities,
  time to time cause the Fund to take     - The Fund's balanced portfolio should    preferred stocks, depositary receipts (such
  temporary defensive positions that are    mitigate the effects of wide market     as ADRs and EDRs) trust or partnership
  inconsistent with its principal           fluctuations, especially when stock     interests, warrants, rights and investment
  investment strategies and may hinder      and bond prices move in different       company securities
  the Fund from achieving its investment    directions                            - The Fund seeks to limit risk and enhance
  objective                                                                         performance through active management and
                                                                                    diversification
                                                                                  - During severe market downturns, each Fund has
                                                                                    the option of investing up to 100% of assets in
                                                                                    high quality short-term instruments

MANAGEMENT CHOICES
- The Fund could underperform its         - The Fund could outperform its         - The adviser focuses its active management on
  benchmark due to its securities and       benchmark due to these same choices     securities selection, the area where it
  asset allocation choices                                                          believes its commitment to research can
                                                                                    most enhance returns

FOREIGN INVESTMENTS
- Currency exchange rate movements could  - Favorable exchange rate movements     - The Fund anticipates that total foreign
  reduce gains or create losses             could generate gains or reduce          investments will not exceed 20% of total
- The Fund could lose money because of      losses                                  assets
  foreign government actions, political   - Foreign investments, which represent  - The Fund actively manages the currency
  instability, or lack of adequate and      a major portion of the world's          exposure of its foreign investments relative
  accurate information                      securities, offer attractive            to its benchmark, and may hedge back into
- Currency and investment risks tend to     potential performance and               the U.S. dollar from time to time (see also
  be higher in emerging markets; these      opportunities for diversification       "Derivatives"); these currency management
  markets also present higher liquidity   - Emerging markets can offer higher       techniques may not be available for certain
  and valuation risks                       returns                                 emerging markets investments

ILLIQUID HOLDINGS
- The Fund could have difficulty valuing  - These holdings may offer more         - The Fund may not invest more than 15% of net
  these holdings precisely                  attractive yields or potential          assets in illiquid holdings
- The Fund could be unable to sell these    growth than comparable widely traded  - To maintain adequate liquidity to meet
  holdings at the time or price it          securities                              redemptions, the Fund may hold high quality
  desires                                                                           short-term securities (including repurchase
                                                                                    agreements and reverse repurchase
                                                                                    agreements) and, for temporary or
                                                                                    extraordinary purposes, may borrow from
                                                                                    banks up to 33 1/3% of the value of its
                                                                                    total assets

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).


This information has been audited by PricewaterhouseCoopers LLP whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

JPMORGAN SELECT GROWTH AND INCOME FUND^



                                                                           11/01/01               YEAR ENDED             1/6/98*
                                                                            THROUGH   -------------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE:                                           12/31/01   10/31/01    10/31/00   10/31/99   10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $ 37.45    $ 52.99     $ 48.88    $ 43.51    $ 42.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                                    0.09       0.53        0.49       0.53       0.38

      Net gains or losses in investments (both realized and unrealized)        2.60     (10.81)       4.18       5.37       1.47
                                                                            -------    -------     -------    -------    -------
      Total from investment operations                                         2.69     (10.28)       4.67       5.90       1.85

   Distributions to shareholders from:

      Dividends from net investment income                                     0.57      (0.47)      (0.11)     (0.53)     (0.34)

      Distributions from capital gains                                           --      (4.79)      (0.45)        --         --
                                                                            -------    -------     -------    -------    -------
      Total dividends and distributions                                        0.57      (5.26)      (0.56)     (0.53)     (0.34)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $ 39.57    $ 37.45     $ 52.99    $ 48.88    $ 43.51
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   7.19%    (20.92%)      9.63%     13.57%      4.38%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     $   445    $   403     $   531    $   553    $   518
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                   0.58%      0.58%       0.60%      0.59%      0.61%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          1.34%      1.31%       0.92%      1.08%      1.04%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursements                                                0.58%      0.59%       0.60%      0.59%      0.61%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income without reimbursements                                   1.34%      1.30%       0.92%      1.08%      1.04%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover(1)                                                             0%        12%         30%       125%       113%
---------------------------------------------------------------------------------------------------------------------------------


 *  Commencement of operations.
 #  Short periods have been annualized.
 ^  Formerly Chase Vista Select Growth and Income Fund.
(1) The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUND SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.



PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.


      The Fund's Investment Company Act File No. For the Fund is 811-5151
           (C) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                    PR-SELGI-502

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                                     MAY 1, 2002


                               MUTUAL FUND GROUP
                          JPMORGAN CAPITAL GROWTH FUND
                        JPMORGAN GROWTH AND INCOME FUND
                         JPMORGAN SMALL CAP EQUITY FUND
                        JPMORGAN DYNAMIC SMALL CAP FUND
                     JPMORGAN SELECT GROWTH AND INCOME FUND

                      522 FIFTH AVENUE, NEW YORK, NY 10036


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds listed above. This Statement of Additional Information should be read in conjunction with the Prospectuses dated May 1, 2002, as supplemented from time to time offering shares of Capital Growth Fund, Growth and Income Fund, Small Cap Equity Fund, Dynamic Small Cap Fund and Select Growth and Income Fund. Additionally, this Statement of Additional Information incorporates by reference the financial statements and the Independent Accountants' Reports included in the Funds' Shareholder Reports related to the Funds listed above, dated December 31, 2001. Any references to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus and the financial statements of the Funds, including the Independent Accountants' Reports thereon, may be obtained by an investor without charge by contacting J.P. Morgan Fund Distributors, Inc. (the "Distributor"), the Funds' distributor (the "Distributor"), at 1211 Avenue of the Americas, New York, NY 10036.



    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.



    For more information about the Funds or the financial statements, simply call or write the JPMorgan Funds Service Center at:


Select, Classes A, B and C Shares:             Institutional Shares:

JPMorgan Funds Service Center                  JPMorgan Institutional Funds
P.O. Box 219392                                Service Center
Kansas City, MO 64121-9392                     500 Stanton Christiana Road
1-800-348-4782                                 Newark, Delaware 19713
                                               1-800-766-7722

                                                                   SAI-EQMFG-102

TABLE OF CONTENTS                                              PAGE
---------------------------------------------------------------------

The Funds...................................................     3
Investment Policies and Restrictions........................     3
Performance Information.....................................    21
Net Asset Value.............................................    25
Purchases, Redemptions and Exchanges........................    26
Distributions and Tax Matters...............................    31
Management of the Trust and the Funds.......................    35
Codes of Ethics.............................................    40
Investment Adviser and Sub-Adviser..........................    40
Distributor.................................................    42
Administrator and Sub-Administrator.........................    43
Distribution Plan...........................................    44
Shareholder Servicing Agent.................................    46
Transfer Agent..............................................    47
Custodian...................................................    48
Financial Professional......................................    48
Independent Accountants.....................................    48
Expenses....................................................    48
General Information.........................................    49
Appendix A--Description of Ratings..........................   A-1

                                   THE FUNDS


    Mutual Fund Group (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 11, 1987. The Trust presently consists of sixteen separate series (the "Funds"). This Statement of Additional Information ("SAI") pertains only to five series of the Trust: the JPMorgan Capital Growth Fund, the JPMorgan Growth and Income Fund, JPMorgan Small Cap Equity Fund, the JPMorgan Dynamic Small Cap Fund, and JPMorgan Select Growth and Income Fund (each a "Fund" and collectively, the "Funds"). The Trustees have authorized the issuance of up to five classes of shares of each Fund: Institutional Class, Select Class, Class A, Class B and Class C Shares. The shares of the Funds are collectively referred to in this SAI as the "Shares".



    The Growth and Income Fund converted to a master-feeder structure in December 1993 and, thus, currently operates under a master-feeder structure. Prior to September 10, 2001, the Capital Growth Fund operated under a master-feeder structure. Under this structure, a Fund seeks to achieve its investment objective by investing all of its investable assets in an open-end management investment company with the same investment objective as that Fund. The Growth and Income Fund and Select Growth and Income Fund invest in the Growth and Income Portfolio. Capital Growth Fund invested in the Capital Growth Portfolio. The Growth and Income Portfolio is hereafter referred to as the "Portfolio". As of 9/10/01, the Capital Growth Fund no longer operates under a master-feeder structure, and instead invests directly in securities.


    Effective February 28, 2001, the Funds were renamed with the approval of the Board of Trustees of the Trust:


FUND                                                 FORMER NAME
----                                                 -----------
JPMorgan Capital Growth Fund                         Chase Vista Capital Growth Fund
  (Capital Growth Fund)
JPMorgan Growth and Income Fund                      Chase Vista Growth and Income Fund
  (Growth and Income Fund)
JPMorgan Small Cap Equity Fund                       Chase Vista Small Cap Equity Fund
  (Small Cap Equity Fund)
JPMorgan Dynamic Small Cap Fund                      Chase Vista Small Cap Opportunities Fund
  (Dynamic Small Cap Fund)
JPMorgan Select Growth and Income Fund               Chase Vista Select Growth and Income
  (Select Growth and Income Fund)                    Fund


    J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM(USA)" or the "Adviser") is the investment adviser for the Funds.

                      INVESTMENT POLICIES AND RESTRICTIONS

    The following discussion supplements the information in the Prospectuses regarding the investment objective and policies for the Funds.

    U.S. GOVERNMENT SECURITIES. All the Funds may invest in U.S. government securities. U.S. government securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury,
(b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government to purchase certain obligations of a U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage

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Association, Student Loan Marketing Association, United States Postal Service,
Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. government. Certain
U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation.

    In addition, certain U.S. government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally holds such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

    BANK OBLIGATIONS. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $1 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the adviser to meet comparable credit standing criteria.

    Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

    The dependence on the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of U.S. banks may involve foreign investment risks in addition to those relating to domestic bank obligations. These investment risks may

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involve, among other considerations, risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

    FOREIGN SECURITIES. For purposes of a Fund's investment policies, the issuer of a security may be deemed to be located in a particular country if
(i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country.


    DEPOSITARY RECEIPTS. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. The Funds may invest their assets in securities of multinational companies in the form of American Depositary Receipts or other similar securities representing securities of foreign issuers, such as European Depositary Receipts, Global Depositary Receipts (collectively, "Depositary Receipts"). The Funds treat Depositary Receipts as interests in the underlying securities for purposes of their investment policies.



    Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.


    SUPRANATIONAL OBLIGATIONS. The Growth and Income Fund and Select Growth and Income Fund may invest in supranational obligations. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Union, which is a fifteen-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and, the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

    MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

    CORPORATE REORGANIZATIONS. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated

                                       5
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or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or, fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

    WARRANTS AND RIGHTS. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    INVESTMENT-GRADE DEBT SECURITIES. The Growth and Income Fund and Select Growth and Income Fund may invest in investment-grade debt securities. Investment grade debt securities are securities rated in the categories BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the adviser to be of comparable quality.


    REPURCHASE AGREEMENTS. All the Funds may enter into repurchase agreements. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers that meet the Adviser's credit guidelines, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. In the event of insolvency by the seller under a repurchase agreement, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.


    FORWARD COMMITMENTS. All the Funds may purchase securities on a forward commitment basis. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a

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forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash or liquid securities equal to the amount of such Fund's commitments securities will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

    Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

    To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

    FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them.

    The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

    The securities in which certain Funds may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

    A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full

                                       7
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principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

    The Adviser has been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.

    Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.

    BORROWINGS. Each Fund may borrow money from banks for temporary or short-term purposes. But, none of the Funds may borrow money to buy additional securities, which is known as "leveraging."

    REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed upon price and date. Each Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities.

    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Funds to the extent permitted under the Investment Company Act of 1940, as amended (the "1940

                                       8
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Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


    The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting each Fund to invest its uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.


    ZERO COUPON, PAYMENT-IN-KIND AND STRIPPED OBLIGATIONS. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. The risk is greater when the period to maturity is longer.

    Each Fund may invest in stripped obligations. In addition, each Fund may invest up to 20% of its total assets in stripped obligations only where the underlying obligations are backed by the full faith and credit of the U.S. government.

    ILLIQUID SECURITIES. For purposes of its limitation on investments in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

    One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and
Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the adviser the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security.

    EQUITY SECURITIES. The equity securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

    Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

                                       9
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    The convertible securities in which the Funds may invest include any debt securities or preferred stock, which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

    STAND-BY COMMITMENTS. Each Fund may utilize stand-by commitments in securities sales transactions. In a put transaction, a Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

    SECURITIES LOANS. To the extent specified in its Prospectuses, each Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans justifies the risk.

    REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

       ADDITIONAL POLICIES REGARDING DERIVATIVE AND RELATED TRANSACTIONS

    INTRODUCTION. As explained more fully below, the Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indices. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

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    Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

    Each Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

    The value of some derivative or similar instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and, like other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser inaccurately forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

    Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

    RISK FACTORS. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments, and no assurance can be given that any strategy will succeed.

    The value of certain derivatives or related instruments in which a Fund may invest may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its adviser to forecast these factors correctly. Inaccurate forecasts could expose a Fund to a risk of loss.

    There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The adviser may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

    The Funds are not required to use any hedging strategies, and strategies not involving hedging involve leverage and may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund than hedging strategies using the same instruments.

    There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.

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    Finally, over-the-counter instruments typically do not have a liquid market.
Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions and forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

    SPECIFIC USES AND STRATEGIES. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund.

    OPTIONS ON SECURITIES, SECURITIES INDEXES AND DEBT INSTRUMENTS. A Fund may PURCHASE, SELL or EXERCISE call and put options on (i) securities,
(ii) securities indexes, and (iii) debt instruments. Specifically, each Fund may
(i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments) and (ii) enter into swaps, futures contracts and options on futures contracts. Each Fund may also (i) employ forward currency contracts and (ii) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

    Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

    One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Funds will not write uncovered options.

    In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund writing a covered call (i.e., where the underlying securities are held by the Fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

    If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

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    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.  A Fund may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indexes, and (iii) options on these futures contracts ("futures options").

    The futures contracts and futures options may be based on various instruments or indexes in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indexes and economic indexes (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

    Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract, or buy a futures option, to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract, or buy a futures option, to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

    When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

    Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

    FORWARD CONTRACTS. A Fund may use foreign currency and interest-rate forward contracts for various purposes as described below.

    Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges." A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investments in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

    A Fund may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

    INTEREST RATE AND CURRENCY TRANSACTIONS. A Fund may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options

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on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

    The Funds will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Fund's risk of loss consists of the net amount of interest or currency payments that the Fund is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

    A Fund may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

    A Fund may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the Adviser anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its Adviser believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

    The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

    A Fund may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

    MORTGAGE-RELATED SECURITIES. A Fund may purchase mortgage-backed securities-i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration, which guarantees are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. Mortgage-backed securities provide investors with payments consisting of both interest and principal as

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the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

    The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security. In addition, as with callable fixed-income securities generally, if the Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium.

    A Fund may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. government, or U.S. government-related entities, and their income streams.

    CMOs are structured into multiple classes, each bearing a different expected average life and/or stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

    REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

    The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds may consider making investments in such new types of mortgage-related securities.

    DOLLAR ROLLS. Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

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    ASSET-BACKED SECURITIES.  A Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables. These securities also include conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile Receivables" or "CARS" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the Adviser will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

    STRUCTURED PRODUCTS. A Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

    A Fund may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of

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those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

    Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund invests may be deemed illiquid and subject to its limitation on illiquid investments.

    Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security.

    ADDITIONAL RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC) and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

    When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

                            INVESTMENT RESTRICTIONS

    The Funds may not change the following fundamental investment restrictions except by a vote of a "majority of the outstanding shares" of a Fund which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund. Except as otherwise indicated herein, the Fund is not subject to any percentage limits with respect to the practices described below.

    Except for the investment policies designated as fundamental herein, the Funds' and Portfolio's investment policies are not fundamental. In the event of a change in a Fund's or Portfolio's investment objective where the investment objective is not fundamental, shareholders will be given at least 30 days' written notice prior to such a change.

    With respect to the Growth and Income Fund and the Select Growth and Income Fund, it is a fundamental policy of each Fund that when the Fund holds no portfolio securities except interests in the Portfolio in which it invests, the Fund's investment objective and policies shall be identical to the Portfolio's investment objective and policies, except for the following: a Fund (1) may invest more than 10% of its net assets in the securities of a registered investment company, (2) may hold more than 10% of the voting securities of a registered investment company and (3) will concentrate its investments in the investment company. It is a fundamental investment policy of each such Fund that when the Fund holds only portfolio securities other than interests in the Portfolio, the Fund's investment objective and policies shall be identical to the investment objective and policies of the Portfolio at the time the assets of the Fund were withdrawn from the Portfolio.

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    Each Fund and Portfolio:

        (1) may not borrow money, except that each Fund and Portfolio may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Each Fund and Portfolio may borrow money only for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets for each Fund and Portfolio must be repaid before the Fund may make additional investments;

        (2) may make loans to other persons, in accordance with the Fund's and Portfolio's investment objectives and policies and to the extent permitted by applicable law;

        (3) may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's or Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund's or Portfolio's permissible futures and options transactions in U.S. government securities, positions in such options and futures shall not be subject to this restriction;

        (4) may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund or Portfolio from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;


        (5) may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund or Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund or Portfolio in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;


        (6) may not issue any senior security (as defined in the 1940 Act), except that (i) a Fund or Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and
    (iii) subject to the restrictions set forth above, a Fund or Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

        (7) may not underwrite securities issued by other persons except insofar as a Fund or Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

    In addition, each Fund and Portfolio is subject to the following non-fundamental restrictions which may be changed without shareholder approval:


        (1) Each Fund and Portfolio may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.


        (2) Each Fund and Portfolio may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. No Fund has the current intention of making short sales against the box.

        (3) Each Fund and Portfolio may not purchase or sell interests in oil, gas or mineral leases.

        (4) Each Fund and Portfolio may not invest more than 15% of its net assets in illiquid securities.

        (5) Each Fund and Portfolio may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent
    (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.


        (6) Except as specified above, each Fund and Portfolio may invest in the securities of other investment companies to the extent permitted by applicable Federal securities law.



    In order to permit the sale of its shares in certain states and foreign countries, a Fund or Portfolio may make commitments more restrictive than the investment policies and limitations described above and in its Prospectuses. Should a Fund or Portfolio determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state or country involved. In order to comply with certain regulatory policies, as a matter of operating policy, each Fund or Portfolio will not: (i) borrow money in an amount which would cause, at the time of such borrowing, the aggregate amount of borrowing by the Fund or Portfolio to exceed 10% of the value of the Fund's or Portfolio's total assets, (ii) invest more than 10% of its total assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities),
(iii) acquire more than 10% of the outstanding shares of any issuer and may not acquire more than 15% of the outstanding shares of any issuer together with other mutual funds managed by an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), (iv) invest more than 10% of its total assets in the securities of other investment companies, except as they might be acquired as part of a merger, consolidation or acquisition of assets, (v) invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with the procedures established by the Board of Trustees), (vi) grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights or (vii) sell, purchase or loan securities (excluding shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major shareholders (meaning a shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.


    If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

    Specific decisions to purchase or sell securities for a Fund or Portfolio are made by a portfolio manager who is an employee of the Adviser to such Fund or Portfolio and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in a Fund's or Portfolio's investments are reviewed by the Board of Trustees of the Trust or Portfolio. The portfolio managers may serve other clients of the advisers in a similar capacity.


    The frequency of a Fund's or Portfolio's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. A high turnover rate may increase transaction costs, including brokerage commissions and dealer mark-ups, and the possibility of taxable short-term gains. Therefore, the adviser will weigh the added costs of short-term investment against anticipated gains, and each Fund or Portfolio will engage in portfolio trading if its adviser believes a transaction, net of costs (including custodian charges), will help it achieve its investment objective. Funds investing in both equity and debt securities apply this policy with respect to both the equity and debt portions of their portfolios.



    The table below sets forth the Funds' portfolio turnover rates for the fiscal periods indicated:



                                                      FISCAL        FISCAL               FISCAL
                                                    YEAR ENDED    YEAR ENDED             PERIOD
FUND                                                 10/31/00      10/31/01     11/1/01 THROUGH 12/31/01
----                                                ----------    ----------    ------------------------
Capital Growth Fund                                    N/A           N/A                    2%
Small Cap Equity Fund                                   75%           47%                   6%
Dynamic Small Cap Fund                                  87%           57%                   8%



    Prior to 9/10/01, the Capital Growth Fund invested all of its investable assets in its corresponding Portfolio and did not invest directly in a portfolio of assets, and therefore does not have reportable portfolio turnover rates. In addition, the Growth and Income Fund and Select Growth and Income Fund invest all of their investable assets in the Growth and Income Portfolio, and, did not invest directly in a portfolio of assets, and therefore do not have reportable portfolio turnover rates. The portfolio turnover rates of the Portfolios for the fiscal periods indicated were as follows:



                                                      FISCAL        FISCAL               FISCAL
                                                    YEAR ENDED    YEAR ENDED             PERIOD
FUND                                                 10/31/00      10/31/01     11/1/01 THROUGH 12/31/01
----                                                ----------    ----------    ------------------------
Capital Growth Portfolio                                66%           43%                  NA
Growth and Income Portfolio                             30%           12%                   0%



    Under the advisory agreements, the Adviser shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds. In assessing the best overall terms available for any transaction, the adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the Adviser, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser not required to obtain the lowest commission or the best net price for any Fund or Portfolio on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund or Portfolio relative to other accounts it manages or otherwise materially adverse to such other accounts.


    Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser to a Fund normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for a Fund by the adviser. At present, no other recapture arrangements are in effect.


    Under the Advisory agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the adviser, the Funds and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds. The adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services": (i) includes advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto such as clearance and settlement.



    Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the advisory agreements. The advisory fees that the Funds and the Portfolio pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.



    In certain instances, there may be securities that are suitable for one or more of the Funds and Portfolio as well as one or more of the Adviser's other clients. Investment decisions for the Funds and the Portfolio and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or the Portfolio or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.



    Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Fund and any other investment company having the same investment adviser, and that no shares will be purchased from the distributor or any of its affiliates.


    The table below sets forth the brokerage commissions for each Fund and Portfolio for the fiscal periods indicated:


                                                                                           FISCAL
                                                                                           PERIOD
                                           FISCAL          FISCAL          FISCAL         11/1/01
                                         YEAR ENDED      YEAR ENDED      YEAR ENDED       THROUGH
FUND                                      10/31/99        10/31/00        10/31/01        12/31/01
----                                    ------------    ------------    ------------    ------------
Small Cap Equity Fund                   $1,082,346      $  641,943        $580,059         $88,101
Dynamic Small Cap Fund                     234,757         242,593         206,811          23,023
Capital Growth Portfolio                 3,471,454       1,598,241          --                  NA
Capital Growth Fund                         --              --             303,535          20,566
Growth and Income Portfolio              9,083,706       2,401,512         620,065          60,636


                            PERFORMANCE INFORMATION


    From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance of a Fund or its classes. A Fund's performance may be compared with indices such as the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.



    A Fund may provide average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter period.



    Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the performance and the net asset values of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by the Fund and changes in the Fund's expenses. The Adviser, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may waive a portion of their fees. These actions would have the effect of increasing the net income (and therefore the total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.



    Each Fund presents performance information for each class thereof since the commencement of operations of that Fund (or the related predecessor fund, as described in the applicable Prospectus), rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is therefore based on the performance history of a predecessor class or classes. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A) or the maximum applicable contingent deferred sales charge (in the case of Class B and Class C Shares) when presented inclusive of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the periods presented and have not been restated for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

    Advertising or communications to shareholders may contain the views of the Adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.


    Advertisements for the JPMorgan funds may include references to the asset size of other financial products made available by JPMFAM (USA), such as the offshore assets or other funds advised by JPMFAM (USA).



    Composite performance information shown in the Prospectuses has been calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research ("AIMR").



    Average annual total returns are calculated based on the following formulas:



       Average annual total returns (before taxes):
             P (1 + T)TO THE POWER OF n = ERV



       Average annual total returns (after taxes on distributions):
             P (1 + T)TO THE POWER OF n = ATV(D)



       Average annual total returns (after taxes on distributions and sale of Fund shares)
             P (1 + T)TO THE POWER OF n = ATV(DR)



Where:  P      =    a hypothetical initial payment of $1,000.
        T      =    average annual total return (before taxes, after taxes on
                    distributions, or after taxes on distributions and sale of
                    Fund shares, as applicable).
        n      =    number of years
        ERV    =    ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional
                    portion).
        ATV(D) =    ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5-, or 10-year periods at the end of
                    the 1-, 5-, or 10-year periods (or fractional portion),
                    after taxes on fund distributions but not after taxes on
                    redemption.
        ATV(DR) =   ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5-, or 10-year periods at the end of
                    the 1-, 5-, or 10-year periods (or fractional portion),
                    after taxes on fund distributions and redemption.



    From time to time, the Funds may quote performance in terms of actual distributions or annual total returns before taxes, after taxes and after tax on distributions and sales of Fund shares in reports, sales literature and advertisements published by the Trust. Current performance information may be obtained by calling the numbers provided on the cover page of this SAI. See also the Prospectus.



                     AVERAGE ANNUAL RATE OF TOTAL RETURNS*
      (INCLUDING SALES CHARGES AS SET FORTH IN THE APPLICABLE PROSPECTUS)



                                                                          FISCAL YEARS ENDED 12/31/01
                                              -----------------------------------------------------------------------------------
                                                                                                         SINCE          DATE OF
                                                  1 YEAR            5 YEARS          10 YEARS         INCEPTION**     INCEPTION**
                                              ---------------   ---------------   ---------------   ---------------   -----------

Capital Growth Fund
    Select Shares - before taxes                       -3.76%            10.38%            12.83%               NA
    Select Shares - after taxes on
      distributions                                    -3.76%             8.23%            10.95%               NA

                                                                          FISCAL YEARS ENDED 12/31/01
                                              -----------------------------------------------------------------------------------
                                                                                                         SINCE          DATE OF
                                                  1 YEAR            5 YEARS          10 YEARS         INCEPTION**     INCEPTION**
                                              ---------------   ---------------   ---------------   ---------------   -----------

    Select Shares - after taxes on
      distributions and sale of Fund shares            -2.29%             8.08%            10.34%               NA
    Class A Shares - before taxes                     -10.01%             8.57%            11.86%               NA
    Class A Shares - after taxes on
      distributions                                   -10.01%             6.44%            10.01%               NA
    Class A Shares - after taxes on
      distributions and sale of Fund shares            -6.09%             6.57%             9.49%               NA
    Class B Shares - before taxes                      -9.72%             9.04%            12.09%               NA
    Class B Shares - after taxes on
      distributions                                    -9.72%             6.82%            10.22%               NA
    Class B Shares - after taxes on
      distributions and sale of Fund shares            -5.92%             6.96%             9.72%               NA
    Class C Shares - before taxes                      -5.95%             9.15%            11.99%               NA
    Class C Shares - after taxes on
      distributions                                    -5.95%             6.94%            10.12%               NA
    Class C Shares - after taxes on
      distributions and sale of Fund shares            -3.62%             7.06%             9.63%               NA
Growth and Income Fund
    Select Shares - before taxes                      -11.81%             7.53%            10.68%               NA
    Select Shares - after taxes on
      distributions                                   -12.03%             4.81%             8.46%               NA
    Select Shares - after taxes on
      distributions and sale of Fund shares            -7.19%             5.92%             8.53%               NA
    Class A Shares - before taxes                     -18.46%             5.53%             9.61%               NA
    Class A Shares - after taxes on
      distributions                                   -18.67%             2.94%             7.46%               NA
    Class A Shares - after taxes on
      distributions and sale of Fund shares           -11.24%             4.35%             7.64%               NA
    Class B Shares - before taxes                     -18.23%             6.01%             9.81%               NA
    Class B Shares - after taxes on
      distributions                                   -18.27%             3.51%             7.77%               NA
    Class B Shares - after taxes on
      distributions and sale of Fund shares           -11.10%             4.84%             7.91%               NA
    Class C Shares - before taxes                     -14.76%             5.90%             9.62%               NA
    Class C Shares - after taxes on
      distributions                                   -14.83%             3.36%             7.55%               NA
    Class C Shares - after taxes on
      distributions and sale of Fund shares            -8.99%             4.75%             7.74%               NA
Small Cap Equity Fund                                                                                                 12/20/1994
    Select Shares - before taxes                       -5.68%             8.70%               NA             17.65%
    Select Shares - after taxes on
      distributions                                    -5.68%             7.31%               NA             16.38%
    Select Shares - after taxes on
      distributions and sale of Fund shares            -3.46%             6.96%               NA             14.92%
    Class A Shares - before taxes                     -11.62%             6.91%               NA             16.22%
    Class A Shares - after taxes on
      distributions                                   -11.62%             5.51%               NA             14.95%
    Class A Shares - after taxes on
      distributions and sale of Fund shares            -7.07%             5.46%               NA             13.64%
    Class B Shares - before taxes                     -11.67%             7.07%               NA             16.37%
    Class B Shares - after taxes on
      distributions                                   -11.67%             5.60%               NA             15.07%
    Class B Shares - after taxes on
      distributions and sale of Fund shares            -7.11%             5.60%               NA             13.79%
Dynamic Small Cap Fund                                                                                                 5/19/1997
    Select Shares - before taxes                      -13.92%               NA                NA             14.94%
    Select Shares - after taxes on
      distributions                                   -13.92%               NA                NA             14.00%
    Select Shares - after taxes on
      distributions and sale of Fund shares            -8.48%               NA                NA             12.42%
    Class A Shares - before taxes                     -19.26%               NA                NA             13.24%
    Class A Shares - after taxes on
      distributions                                   -19.26%               NA                NA             12.30%
    Class A Shares - after taxes on
      distributions and sale of Fund shares           -11.73%               NA                NA             10.96%
    Class B Shares - before taxes                     -19.14%               NA                NA             13.65%
    Class B Shares - after taxes on
      distributions                                   -19.14%               NA                NA             12.68%
    Class B Shares - after taxes on
      distributions and sale of Fund shares           -11.65%               NA                NA             11.32%
    Class C Shares - before taxes                     -15.76%               NA                NA             13.90%
    Class C Shares - after taxes on
      distributions                                   -15.76%               NA                NA             12.94%
    Class C Shares - after taxes on
      distributions and sale of Fund shares            -9.60%               NA                NA             11.53%

                                                                          FISCAL YEARS ENDED 12/31/01
                                              -----------------------------------------------------------------------------------
                                                                                                         SINCE          DATE OF
                                                  1 YEAR            5 YEARS          10 YEARS         INCEPTION**     INCEPTION**
                                              ---------------   ---------------   ---------------   ---------------   -----------

Select Growth and Income Fund
    Select Shares - before taxes                      -12.85%             7.45%            10.64%               NA
    Select Shares - after taxes on
      distributions                                   -13.33%             5.81%             8.98%               NA
    Select Shares - after taxes on
      distributions and sale of Fund shares            -7.83%             5.73%             8.43%               NA



                    *   Date of inception and performance for each class reflects, if applicable, those of another feeder, class or predecessor fund that invests (or during the relevant period invested)
                        in the same portfolio of securities.
                   **   If Fund has less than 10 years.



                                NET ASSET VALUE



    The Funds compute their net asset value once daily Monday through Friday at the time stated in the Prospectuses. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.



    The net asset value of each Fund is equal to the Fund's investments less the Fund's liabilities. The following is a discussion of the procedures used by the Fund in valuing its assets.



    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked price is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Adviser, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.



    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.



    Fixed income securities with a maturity of 60 days or more, are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund were more than 60 days, unless this is determined not to represent fair value by the Trustees.


    Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently
4:15 p.m., New York time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Fund's net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third-party broker.


    Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.



    Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities of a Fund occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.


                      PURCHASES, REDEMPTIONS AND EXCHANGES


    The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Funds reserve the right to request that the investor buy more shares or close the investor's account. If an investor's account balance is still below the minimum 60 days after notification, the Funds reserve the right to close out such account and send the proceeds to the address of record. DST Systems, Inc. ("DST"), the Funds' transfer agent (the "Transfer Agent"), may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if the investor was issued certificates for shares that remain outstanding.


    An investor can buy shares in the Fund three ways: (i) through an investment representative; (ii) through the Fund's distributor by calling the JPMorgan Service Center; or (iii) through the Systematic Investment Plan. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

    Each investor in a Fund, may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of the Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

    The public offering price of Class A shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV. The sales charge is allocated between the investor's, broker-dealer and the Fund's distributor as shown in the following table, except when the Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer.

    The broker-dealer allocation for Funds with a 5.75% sales charge on Class A shares is set forth below:

                                                                                           AMOUNT OF
                                                                 SALES CHARGE AS A        SALES CHARGE
                                                                   PERCENTAGE OF:         REALLOWED TO
                                                               ----------------------     DEALERS AS A
AMOUNT OF TRANSACTION AT                                       OFFERING    NET AMOUNT    PERCENTAGE OF
OFFERING PRICE ($)                                              PRICE       INVESTED     OFFERING PRICE
------------------                                             --------    ----------    --------------
Under 100,000                                                    5.75         6.10            5.00
100,000 but under 250,000                                        3.75         3.90            3.25
250,000 but under 500,000                                        2.50         2.56            2.25
500,000 but under 1,000,000                                      2.00         2.04            1.75

    There is no initial sales charge on purchases of Class A shares of $1 million or more.

    The Fund's distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.


    At times a Fund's distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A shares of the Fund may be deemed to be underwriters under the Securities Act.



    Effective January 1, 2002, broker-dealers that received the commissions described above will be subject to a contingent deferred sales charge ("CDSC") based on the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to 6 months, there will be a CDSC of 1.00%, and if shares are held for 6 to 12 months, there will be a CDSC of 0.75%.



    The Fund's Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A shares of less than $1 million to certain defined contribution plans. Defined contribution plan clients of broker-dealers that receive commissions on such sales will be subject to a CDSC of up to 1%, based on the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption, if the defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date.



    Investors may be eligible to buy Class A shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about Funds' combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Sales charges are waived if the investor is using redemption proceeds received within the prior ninety days from non-JPMorgan mutual funds to buy his or her shares and on which he or she paid a front-end or contingent deferred sales charge.



    Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in the JPMorgan funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.



    Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the Trust (or if a Fund has only one class, shares of such Fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Funds' transfer agent or Distributor whenever a purchase is being made pursuant to a Statement.


    The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

    Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) NAV or (ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quality Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

    A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    No initial sales charge will apply to the purchase of a Fund's Class A shares if (i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the Chase Vista Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or (iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

    Purchases of a Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

    Purchases of a Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.


    Purchases of a Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Distributor or the JPMorgan Funds Service Center.



    A Fund may sell Class A shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of J.P. Morgan Chase, the Distributor and the Funds' transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan funds.


    Shareholders of record of any former Chase Vista Fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any former Chase Vista Fund, provided there is no change in account registration.


    Shareholders of other JPMorgan funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.


    REINSTATEMENT PRIVILEGE. Upon written request, Class A shareholders of a Fund have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B and Class C shareholders who have redeemed their shares and paid a contingent deferred sales charge ("CDSC") with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.


    EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange.
J.P. Morgan Chase may discontinue this exchange privilege at any time. Shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of the Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.



    The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares and a commission of 1.00% of the offering price on sales of Class C shares. The Distributor keeps the entire amount of any CDSC the investor pays.


    The contingent deferred sales charge for Class B and Class C shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.


    The CDSC, however, will not be waived if a deferred contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period, as defined.



    Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converted. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the NAV per share of the Class A shares may be higher or lower than the NAV per share of the Class B shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.


    A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

    The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

    Investors may incur a fee if they effect transactions through a broker or agent.

                         DISTRIBUTIONS AND TAX MATTERS



    The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectuses are not intended as substitutes for careful tax planning.


                QUALIFICATION AS A REGULATED INVESTMENT COMPANY

    Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income
(i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid ) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

    In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to stock or securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

    In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

    Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

    A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.

    If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES

    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending
November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               FUND DISTRIBUTIONS

    Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with a holding period of more than 5 years beginning after December 31, 2000.

    Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

    Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the rules of Code Sections 246(c)(3) and (4); (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirement with respect to its shares of a Fund.



    For purposes of the corporate alternative minimum tax ("AMT"), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.


    Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

    Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

    Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.


    Each Fund may invest in Equity Securities of foreign issuers. If a Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs")), the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If a Fund were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF") in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the distribution requirements set forth above, a pro rata portion of the QEFs's ordinary earnings and net capital gain, whether or not distributed to the Fund.



    Alternatively, a Fund will be permitted to "mark to market" any marketable stock held by it in a PFIC. If the Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distribution requirements set forth above, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included on the Fund for prior taxable years.

    Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


    As of December 31, 2001, the following Funds have capital loss carryforwards:



                                                                  AMOUNTS      EXPIRATION DATE
                                                                -----------    ---------------
Dynamic Small Cap Fund                                          $25,793,877       12/31/08
                                                                    297,480       12/31/09
                                                                -----------
                                                                 26,091,357
Select Growth and Income Fund                                       600,384       12/31/08



    These capital loss carryforwards are available to offset future capital gains.


    A Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's federal income liability provided the appropriate information is furnished to the IRS.

                          SALE OR REDEMPTION OF SHARES


    A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.


                              FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

    If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at graduated the rates applicable to U.S. citizens or domestic corporations.

    In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. Federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

                          STATE AND LOCAL TAX MATTERS


    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


                          EFFECT OF FUTURE LEGISLATION

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                     MANAGEMENT OF THE TRUST AND THE FUNDS


                                    TRUSTEES



    The Trustees of the Funds, together with information regarding their positions with the Funds, principal occupations and other board memberships and affiliations, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.



                                                                        NUMBER OF
                                                                      PORTFOLIOS IN
         NAME (AGE);                                                 FUND COMPLEX(1)        OTHER DIRECTORSHIPS HELD
        POSITIONS WITH                PRINCIPAL OCCUPATIONS            OVERSEEN BY                  OUTSIDE
      THE FUNDS (SINCE)                DURING PAST 5 YEARS               TRUSTEE                  FUND COMPLEX
------------------------------    ------------------------------    -----------------    ------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong (60);        Retired; Vice-President &                77            None
Trustee (2001)                    Treasurer of Ingersoll-Rand
                                  Company

Roland E. Eppley, Jr. (69);       Retired                                  77            Trustee of Janel
Trustee (2001)                                                                           Hydraulics, Inc.
                                                                                         (1993-Present)

Ann Maynard Gray (56); Trustee    Retired; Vice-President of               77            Director of Duke Energy
(2001)                            Capital Cities/ABC, Inc.                               Corporation (1997-Present);
                                  (1986-1998); President of                              Director of Elan Corporation,
                                  Diversified Publishing Group                           plc (2001-Present); Director
                                  (1991-1997)                                            of The Phoenix Companies
                                                                                         (2002)

Matthew Healey (63); Trustee      Retired; Chief Executive                 77            None
and President of the Board of     Officer of certain trusts in
Trustees (1996)                   J.P. Morgan funds (1982-2001)

Fergus Reid, III (69);            Chairman & Chief Executive               77            Trustee of Morgan Stanley
Chairman of the Board of          Officer of Lumelite                                    Funds (1995-Present)
Trustees (2001)                   Corporation

                                                                        NUMBER OF
                                                                      PORTFOLIOS IN
         NAME (AGE);                                                 FUND COMPLEX(1)        OTHER DIRECTORSHIPS HELD
        POSITIONS WITH                PRINCIPAL OCCUPATIONS            OVERSEEN BY                  OUTSIDE
      THE FUNDS (SINCE)                DURING PAST 5 YEARS               TRUSTEE                  FUND COMPLEX
------------------------------    ------------------------------    -----------------    ------------------------------
James J. Schonbachler (59);       Retired; Managing Director of            77            Director of Jonathans Landing
Trustee (2001)                    Bankers Trust Company                                  Golf Club, Inc. (2001-Present)
                                  (financial services)
                                  (1968-1998); Group Head and
                                  Director of Bankers Trust,
                                  A.G., Zurich and BT Brokerage
                                  Corp. (financial services)

INTERESTED TRUSTEES

Leonard M. Spalding (66),         Retired; Chief Executive                 77            Director of Greenview Trust
Trustee (2001)*                   Officer of Chase Mutual Funds                          Co.
                                  (1989-1998); President & Chief
                                  Executive Officer of Vista
                                  Capital Management (investment
                                  management); Chief Investment
                                  Executive of Chase Manhattan
                                  Private Bank (investment
                                  management)

H. Richard Vartabedian (66);      Chairman of HSBC Asset                   77            None
Trustee (2001)**                  Management Americas Inc. and
                                  Executive Vice President of
                                  HSBC Bank USA (financial
                                  services); Investment
                                  Management Consultant.



                  (1)   A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for
                        purposes of investment and investment services or have a
                        common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex
                        for which the Trustees serve includes 11 investment
                        companies.
                    *   Mr. Spalding is deemed to be an interested person due to his ownership of J.P. Morgan Chase & Co. stock.
                   **   Mr. Vartabedian is deemed to be an interested person due to his affiliation with HSBC Asset Management Americas Inc.,
                        affiliates of which engage in portfolio and principal
                        transactions with various JPMorgan Funds and certain other accounts managed by the adviser and its affiliates.



    Each Trustee is elected to serve for an indefinite term. The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Reid and Ms. Gray. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the year ended December 31, 2001. The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler and Armstrong. The function of the Valuation Committee is to oversee the fair value of the Funds' portfolio securities as necessary. The members of the Investment Committee are Messrs. Spalding (Chairman), Vartabedian and Healey and Ms. Gray. The Valuation Committee did not meet during the year ended December 31, 2001. The function of the Investment Committee is to oversee the Adviser's investment program. The Investment Committee met once during the year ended December 31, 2001. The members of the Governance Committee as of April 17, 2002 are Messrs. Reid (Chairman), Schonbachler and Eppley. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by shareholders, but has no procedures in place currently for doing such. The Governance Committee met once during the year ended December 31, 2001.

    The following table shows the dollar range of each Trustee's beneficial ownership of shares in the Funds and each Trustee's aggregate ownership in any Funds that the Trustee oversees in the Family of Investment Companies(1):



                                                                                                                    AGGREGATE
                                                                                                                   OWNERSHIP OF
                                                                                                                  ALL REGISTERED
                                                                                                                    INVESTMENT
                                                                                                                    COMPANIES
                                                                                                                   OVERSEEN BY
                                                                                                 OWNERSHIP OF       TRUSTEE IN
                         OWNERSHIP OF      OWNERSHIP OF      OWNERSHIP OF      OWNERSHIP OF     SELECT GROWTH       FAMILY OF
                        CAPITAL GROWTH      GROWTH AND        SMALL CAP       DYNAMIC SMALL       AND INCOME        INVESTMENT
NAME OF TRUSTEE              FUND             INCOME         EQUITY FUND         CAP FUND            FUND           COMPANIES
---------------        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
William J. Armstrong         None              None              None              None              None         Over $100,000
Roland E. Eppley, Jr.        None              None              None              None              None         Over $100,000
Ann Maynard Gray             None              None              None              None              None        $10,000-$50,000
Matthew Healey               None              None              None              None              None         Over $100,000
Fergus Reid, III             None              None              None              None              None         Over $100,000
James J. Schonbachler        None              None              None              None              None        $50,000-$100,000
INTERESTED
TRUSTEES
--------
Leonard M. Spalding          None              None              None              None              None         Over $100,000
H. Richard
  Vartabedian                None              None              None              None              None         Over $100,000


------------------------------


                  (1)   A Family of Investment Companies means any two or more
                        registered investment companies that share the same
                        investment adviser or principal underwriter and hold
                        themselves out to investors as related companies for
                        purposes of investment and investor services. The Family of
                        Investment Companies for which the Trustees serve includes
                        10 investment companies.



    As of December 2001, none of the independent Trustees or their immediate family members owned securities of the Adviser or the Distributor or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.



    Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. For his services as the Chairman of the Governance Committee of the JPMorgan Fund Complex, Mr. Vartabedian is paid an additional $40,000. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.



    Trustee compensation expenses paid by the Funds and the JPMorgan Fund Complex for the calendar year ended December 31, 2001 are set forth below:


                                                                                     AGGREGATE
                        AGGREGATE     AGGREGATE     AGGREGATE       AGGREGATE         TRUSTEE
                         TRUSTEE       TRUSTEE       TRUSTEE         TRUSTEE           COMP.
                          COMP.         COMP.         COMP.           COMP.           PAID BY          PENSION OR
                         PAID BY       PAID BY       PAID BY         PAID BY       SELECT GROWTH   RETIREMENT BENEFITS
                         CAPITAL     GROWTH AND     SMALL CAP     DYNAMIC SMALL     AND INCOME       ACCRUED BY THE
NAME OF TRUSTEES       GROWTH FUND   INCOME FUND   EQUITY FUND   CAP EQUITY FUND       FUND           FUND COMPLEX*
----------------       -----------   -----------   -----------   ---------------   -------------   -------------------
INDEPENDENT TRUSTEES
William J. Armstrong,
  Trustee                $  653        $  901        $  705           $316             $331              $30,616


                           TOTAL
                           COMP.
                         PAID FROM
NAME OF TRUSTEES       FUND COMPLEX
----------------       -------------
INDEPENDENT TRUSTEES
William J. Armstrong,
  Trustee                $106,500

                                                                                     AGGREGATE
                        AGGREGATE     AGGREGATE     AGGREGATE       AGGREGATE         TRUSTEE
                         TRUSTEE       TRUSTEE       TRUSTEE         TRUSTEE           COMP.
                          CTOTAL        COMP.         COMP.           COMP.           PAID BY          PENSION OR
                         PACOMP.       PAID BY       PAID BY         PAID BY       SELECT GROWTH   RETIREMENT BENEFITS
                         PAIDTFROM   GROWTH AND     SMALL CAP     DYNAMIC SMALL     AND INCOME       ACCRUED BY THE
NAME OF TRUSTEES       FUNDTCOMPLEX  INCOME FUND   EQUITY FUND   CAP EQUITY FUND       FUND           FUND COMPLEX*
----------------       ------------- -----------   -----------   ---------------   -------------   -------------------
Roland R. Eppley,
  Jr., Trustee           $  299        $  912        $  714           $320             $335              $44,137
Ann Maynard Gray,
  Trustee                   275           286           224             90              110                  N/A
Matthew Healey,
  Trustee and
  President of the
  Board of
  Trustees (1)              367           381           298            120              147                  N/A
Fergus Reid, III,
  Trustee and
  Chairman of the
  Board of Trustees       1,491         2,085         1,629            734              765               85,527
James J.
  Schonbachler,
  Trustee                   275           286           224             90              110                  N/A
INTERESTED TRUSTEES
Leonard M. Spalding,
  Jr., Trustee               50            43            41             16               17               27,891
H. Richard
  Vartabedian,
  Trustee                   953         1,332         1,041            469              489               66,879

Roland R. Eppley,
  Jr., Trustee           $107,500
Ann Maynard Gray,
  Trustee                 100,000
Matthew Healey,
  Trustee and
  President of the
  Board of
  Trustees (1)            116,665
Fergus Reid, III,
  Trustee and
  Chairman of the
  Board of Trustees       240,415
James J.
  Schonbachler,
  Trustee                 100,000
INTERESTED TRUSTEES
Leonard M. Spalding,
  Jr., Trustee            102,000
H. Richard
  Vartabedian,
  Trustee                 153,865



                    *   On February 22, 2001, the Board of Trustees voted to
                        terminate the Retirement Plan for Eligible Trustees.
                  (1)   Pierpont Group, Inc., which provided services to the former
                        J.P. Morgan Family of Funds, paid Mr. Healey, in his role as
                        Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums
                        for his benefit.



   The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the board of trustees. Pursuant to the Plan, the normal retirement date was the date on which the eligible Trustee attained age 65 and completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee was entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit would exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit was payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay eligible Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by JPMorgan Chase Bank or its predecessor.
Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.



    The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Adviser, the Administrator or Distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the

Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Trustees who have elected to defer compensation under such plan.



                                    OFFICERS



    The Funds' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc., a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The Funds have no employees.



    The officers of the Funds, together with information regarding their positions held with the Funds, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers, unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.



        NAME (AGE),
    POSITIONS HELD WITH                            PRINCIPAL OCCUPATIONS
     THE FUNDS (SINCE)                              DURING PAST 5 YEARS
----------------------------    ------------------------------------------------------------
George Gatch (39),              Managing Director, J.P. Morgan Investment Management Inc.
President (2001)                and J.P. Morgan Fleming Asset Management (USA) Inc.; Head of
                                J.P. Morgan Fleming's U.S. Mutual Funds and Financial
                                Intermediaries Business; he has held numerous positions
                                throughout the firm in business management, marketing and
                                sales.

David Wezdenko (38),            Vice President, J.P. Morgan Investment Management Inc. and
Treasurer (2001)                J.P. Morgan Fleming Asset Management (USA) Inc.; Chief
                                Operating Officer for J.P. Morgan Fleming's U.S. Mutual
                                Funds and Financial Intermediaries Business; since joining
                                J.P. Morgan Chase in 1996, he has held numerous financial
                                and operation related positions supporting the J.P. Morgan
                                Chase pooling funds business.

Sharon Weinberg (42),           Vice President, J.P. Morgan Investment Management Inc. and
Secretary (2001)                J.P. Morgan Fleming Asset Management (USA) Inc.; Head of
                                Business and Product Strategy for J.P. Morgan Fleming's U.S.
                                Mutual Funds and Financial Intermediaries Business; since
                                joining J.P. Morgan Chase in 1996, she has held numerous
                                positions throughout the asset management business in mutual funds marketing, legal and product development.

Michael Moran (32),             Vice President, J.P. Morgan Investment Management Inc. and
Vice President (2001)           J.P. Morgan Fleming Asset Management (USA) Inc.; Chief
                                Financial Officer of J.P. Morgan Fleming's U.S. Mutual Funds
                                and Financial Intermediaries Business

Stephen Ungerman (48),          Vice President, J.P. Morgan Investment Management Inc. and
Vice President and Assistant    J.P. Morgan Fleming Asset Management (USA) Inc.; Head of the
Treasurer (2001)                Fund Service Group within Fund Administration; prior to
                                joining J.P. Morgan Chase in 2000, he held a number of
                                senior management positions in Prudential Insurance Co. of
                                America's asset management business, including Assistant
                                General counsel, Tax Director, and Co-head of Fund
                                Administration Department; Mr. Ungerman was also the
                                Assistant Treasurer of all mutual funds managed by
                                Prudential.

Judy R. Bartlett (36),          Vice President and Assistant General Counsel, J.P. Morgan
Vice President and Assistant    Investment Management Inc. and J.P. Morgan Fleming Asset
Secretary (2001)                Management (USA) Inc., since September 2000; from August
                                1998 through August 2000, Ms. Bartlett was an attorney at
                                New York Life Insurance Company where she served as
                                Assistant Secretary for the Mainstay Funds; from October
                                1995 through July 1998, Ms. Bartlett was an associate at the law firm of Willkie Farr & Gallagher.

Joseph J. Bertini (36),         Vice President and Assistant General Counsel, J.P. Morgan
Vice President and Assistant    Investment Management Inc. and J.P. Morgan Fleming Asset
Secretary (2001)                Management (USA) Inc.; prior to October of 1997, he was an attorney in the Mutual Fund Group at SunAmerica Asset
                                Management Inc.

Paul M. DeRusso (47),           Vice President, J.P. Morgan Investment Management Inc. and
Assistant Treasurer (2001)      J.P. Morgan Fleming Asset Management (USA) Inc.; Manager of
                                the Budgeting and Expense Group of Funds Administration
                                Group.

Lai Ming Fung (27),             Associate, J.P. Morgan Investment Management Inc. and
Assistant Treasurer (2001)      J.P. Morgan Fleming Asset Management (USA) Inc.; Budgeting
                                Analyst for the Budgeting and Expense Group of Funds
                                Administration Group.

        NAME (AGE),
    POSITIONS HELD WITH                            PRINCIPAL OCCUPATIONS
     THE FUNDS (SINCE)                              DURING PAST 5 YEARS
----------------------------    ------------------------------------------------------------
Mary Squires (47),              Vice President, J.P. Morgan Investment Management Inc. and
Assistant Treasurer (2001)      J.P. Morgan Fleming Asset Management (USA) Inc.;
                                Ms. Squires has held numerous financial and operations
                                positions supporting the J.P. Morgan Chase organization
                                complex.

Nimish S. Bhatt (38),           Senior Vice President of the Fund Administration and
Assistant Treasurer (2001)*     Financial Services of BISYS Investment Services, Inc. since
                                November 2000; various positions held within BISYS since
                                1996, including Vice President and Director of International
                                Operation, Vice President of Financial Administration and
                                Vice President of Tax.

Arthur A. Jensen (35),          Vice President of Financial Services of BISYS Investment
Assistant Treasurer (2001)*     Services, Inc., since June 2001; formerly Section Manager at
                                Northern Trust Company and Accounting Supervisor at Allstate
                                Insurance Company.

Martin R. Dean (38),            Vice President of Administration Services of BISYS
Assistant Treasurer (2001)*     Investment Services, Inc.

Alaina Metz (34),               Chief Administrative Officer of BISYS Fund Services, Inc.;
Assistant Secretary (2001)*     formerly, Supervisor of the Blue Sky Department of Alliance
                                Capital Management L.P.

Lisa Hurley (46),               Executive Vice President and General Counsel of BISYS Fund
Assistant Secretary (2001)**    Services, Inc.; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar
                                Investments Management.



                    * The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.
                   **   The contact address for the officer is 90 Park Avenue, New
                        York, NY 10016.



    As of March 31, 2002, the officers and Trustees as a group owned less than 1% of the shares of each class of each Fund.



                                CODES OF ETHICS



    The Trust, the Distributor and the Adviser have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds or the Portfolio. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.



                       INVESTMENT ADVISER AND SUB-ADVISER



    JPMFAM (USA), acts as investment adviser to the Funds and the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, JPMFAM (USA) is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, JPMFAM (USA) provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The Adviser to the Funds furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Funds' outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.



    Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank, and the sub-adviser was Chase Fleming Asset Management (USA) Inc.


    Under the Advisory Agreement, the Adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

    Pursuant to the terms of the Advisory Agreement, the adviser is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

    In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.


    JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of J.P. Morgan Chase, a registered bank holding company. Also included among JPMFAM (USA) accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. JPMFAM (USA) is located at 522 Fifth Avenue, New York, New York 10036.



    For the fiscal periods set forth below, JPMFAM (USA) was paid or accrued the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts in parentheses following such fees with respect to each such period (in thousands):



                                    FISCAL                  FISCAL                  FISCAL
                                  YEAR ENDED              YEAR ENDED              YEAR ENDED                FISCAL
                             --------------------    --------------------    --------------------      PERIOD 11/01/01
                                   10/31/99                10/31/00                10/31/01            THROUGH 12/31/01
                             --------------------    --------------------    --------------------    --------------------
                               PAID                    PAID                    PAID                    PAID
                             ACCRUED      WAIVED     ACCRUED      WAIVED     ACCRUED      WAIVED     ACCRUED      WAIVED
                             --------    --------    --------    --------    --------    --------    --------    --------
Small Cap Equity Fund         $3,050      $--         $3,269      $--         $3,405       --          $567        --
Dynamic Small Cap Fund           946       (226)       1,431       (120)      $1,567       --           225        --
Capital Growth Fund            --          --          --          --            358       --           428        --



                    *   Prior to 9/10/01, the Capital Growth Fund utilized the
                        Master/Feeder Fund Structure and did not have an investment adviser because the Trust sought to achieve the investment objective of the Fund by investing all of the investable
                        assets of the Fund in its corresponding master portfolio.
                        Select Growth and Income Fund and Growth and Income Fund
                        continue to utilize the master- feeder structure.



    For the fiscal periods set forth below, JPMFAM (USA) was paid or accrued the following investment advisory fees with respect to the following Master Portfolios (in thousands):



                                                                                               FISCAL
                                                   FISCAL        FISCAL        FISCAL      FOR THE PERIOD
                                                 YEAR ENDED    YEAR ENDED    YEAR ENDED       11/01/01
                                                 ----------    ----------    ----------       THROUGH
PORTFOLIO                                         10/31/99      10/31/00      10/31/01        12/31/01
---------                                        ----------    ----------    ----------    --------------
Growth and Income Portfolio                       $11,409        $9,573        $7,466          $1,060
Capital Growth Portfolio                            4,372         3,572            --              NA

                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS



    The Funds' Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the advisory agreement or its affiliates, has approved the advisory agreement for each Fund.



    As part of its review of the investment advisory arrangements for the Funds, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Funds, their performance against Funds' peers and benchmarks and analyses by the Adviser of the Funds' performance. The members of the Advisers' investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Funds. The Adviser also periodically provides comparative information regarding the Funds' expense ratios and those of the peer groups. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Funds.



    In approving the Advisory Agreement, the Board of Trustees of the Funds considered the nature, quality and scope of the operations and services provided by the Adviser to each Fund, including their knowledge of the Advisers' investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Funds' Board of Trustees compared the terms of each Fund's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Fund. Specifically, the Board analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Fund, and receive fees from each Fund for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Funds. Profitability information is not audited and represents the Adviser's determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Fund relative to its peer group. The Board of Trustees also considered the performance of the Funds and the intention of the Adviser with regard to management of the Funds, including the commitment of the Adviser to provide high quality services to the Funds, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Fund.



    In reaching their decision to approve the investment advisory contracts, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Fund concluded that the current advisory agreement enabled the Fund to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Fund and its shareholders.



                                  DISTRIBUTOR



    The Distributor serves as the Trust's exclusive distributor. The Distributor holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust dated April 11, 2001, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly-owned indirect subsidiary of The BYSIS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.

    The Distribution Agreement will continue in effect with respect to the Fund for a period of two years after execution and thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of
(i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The principal offices of the Distributor are located at 1211 Avenue of the Americas, New York, New York 10036.



    Distribution-related expenses paid by the Distributor with respect to each of the Funds were as follows:



                                                         FISCAL YEAR ENDED OCTOBER 31, 2001
                                            -------------------------------------------------------------
                                            GROWTH AND     CAPITAL GROWTH     SMALL CAP     DYNAMIC SMALL
                                            INCOME FUND         FUND         EQUITY FUND      CAP FUND
                                            -----------    --------------    -----------    -------------
Advertising and sales literature            $   56,678       $   32,102       $ 24,475        $ 10,561
Printing, production and mailing of
  prospectuses and shareholder reports
  to other than current shareholders           257,133          124,594         83,595          41,529
Compensation to dealers                      2,303,684        1,295,263        206,767         324,596
Compensation to sales personnel                835,485          466,880        301,479         153,740
B Share financing charges                    2,222,956        1,883,480        347,961         629,456
Equipment, supplies and other indirect
  Distribution-related expenses                 23,208           12,999          8,593           4,316



                                              FISCAL PERIOD NOVEMBER 1, 2001 THROUGH DECEMBER 31, 2001
                                            -------------------------------------------------------------
                                            CAPITAL GROWTH    DYNAMIC SMALL    GROWTH AND      SMALL CAP
                                                 FUND           CAP FUND       INCOME FUND    EQUITY FUND
                                            --------------    -------------    -----------    -----------
Advertising and sales literature               $ 20,875          $ 5,062        $ 24,595        $12,745
Printing, production and mailing of
  prospectuses and shareholder reports
  to other than current shareholders              7,241            2,343          12,274          5,905
Compensation to dealers                           3,400            1,100           5,834          2,776
Compensation to sales personnel                  15,730            5,090          26,779         12,834
B Share financing charges                       208,709           87,943         230,773         50,746
Equipment, supplies and other indirect
  Distribution-related expenses                   3,539            1,146           5,798          2,877



                      ADMINISTRATOR AND SUB-ADMINISTRATOR



    Pursuant to an Administration Agreement (the "Administration Agreement"), JPMorgan Chase Bank is the administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. JPMorgan Chase Bank was formed on November 10, 2001 from the merger of The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York.

    Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons", or by vote of a majority of such Fund's outstanding voting securities. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither JPMorgan Chase Bank or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.



    In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% on the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of the average daily net assets in excess of $25 billion. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis. JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.



    Under prior arrangements that terminated on September 9, 2001 and under the new contract effective September 10, 2001, JPMorgan Chase Bank (or a predecessor) was paid or accrued the following administration fees for the fiscal periods indicated (in thousands):



                                    FISCAL                  FISCAL                  FISCAL                  FISCAL
                                  YEAR ENDED              YEAR ENDED              YEAR ENDED           PERIOD 11/01/01
                                   10/31/99                10/31/00                10/31/01            THROUGH 12/31/01
                             --------------------    --------------------    --------------------    --------------------
                              PAID/                   PAID/                   PAID/                   PAID/
                             ACCRUED      WAIVED     ACCRUED      WAIVED     ACCRUED      WAIVED     ACCRUED      WAIVED
                             --------    --------    --------    --------    --------    --------    --------    --------
Growth and Income Fund        $1,062       --         $  865       --          $734        --          $179        --
Select Growth and Income
  Fund                           282       --            271       --           270        --            71        --
Growth and Income
  Portfolio                    1,426       --          1,197       --           933        --           133        --
Capital Growth Fund              545       --            445       --           459        --           161        --
Capital Growth Portfolio         546       --            447       --           319        --            NA          NA
Small Cap Equity Fund            469       --            503       --           566        --           131        --
Dynamic Small Cap Fund           145       --            220       --           259        --            52        --



    The table below sets forth for each Fund the sub-administration fees paid to the Distributor under a prior arrangement, that terminated on September 9, 2001 for the fiscal years ended indicated (in thousands):



                                                                FISCAL        FISCAL        FISCAL
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               10/31/99      10/31/00      10/31/01
                                                              ----------    ----------    ----------
Growth and Income Fund                                          $1,062         $865          $557
Capital Growth Fund                                                545          445           312
Small Cap Equity Fund                                              235          251           220
Dynamic Small Cap Fund                                              73          110           103
Select Growth and Income Fund                                      282          270           202

                               DISTRIBUTION PLAN


    The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of its Class A, B and C shares of the Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in their respective Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds.


    Class A shares pay a Distribution Fee of 0.25% of average daily net assets and Class B and Class C shares pay a Distribution Fee of 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C shares of up to 5.00% and 1.00%, respectively, of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a Distribution Fee of 0.75% of average daily net assets with respect to Class B shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.



    Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset values of Class A shares, or 0.25% annualized of the average net asset value of the Class B shares, or 0.75% annualized of the average net asset value of the Class C shares, maintained in a Fund by such broker-dealers' customers. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B or Class C shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B and Class C shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.


    Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.


    The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

    The table below sets forth for each Fund the Distribution Fees paid to the Distributor for the fiscal periods indicated (in thousands):



                                                                                             FISCAL
                                                 FISCAL        FISCAL        FISCAL          PERIOD
                                               YEAR ENDED    YEAR ENDED    YEAR ENDED    11/1/01 THROUGH
                                                10/31/99      10/31/00      10/31/01        12/31/01
                                               ----------    ----------    ----------    ---------------
Growth and Income Fund
    A Shares                                     $3,793        $3,115        $2,460            $366
    B Shares                                      4,280         3,460         2,224             231
    C Shares                                         64(a)         74            65               9
Capital Growth Fund
    A Shares                                      1,552         1,354         1,157             195
    B Shares                                      2,881         2,441         1,885             209
    C Shares                                         39(a)         40            35               5
Small Cap Equity Fund
    A Shares                                        308           241           194              30
    B Shares                                        539           439           351              51
Dynamic Small Cap Fund
    A Shares                                        188           292           363              52
    B Shares                                        462           701           636              88
    C Shares                                         60(b)         74            87              13



                  (a)   Distribution fees are from the period January 2, 1998
                        (commencement of operations) through October 31, 1999.
                  (b)   Distribution fees are from the period January 7, 1998
                        (commencement of operations) through October 31, 1999.


    With respect to the Class B shares and Class C shares of the Funds, the Distribution Fee was paid to FEP Capital L.P. for acting as finance agent.


                          SHAREHOLDER SERVICING AGENT



    The Trust on behalf of each of the Funds has entered into a shareholder servicing agreement (a "Servicing Agreement") with JPMorgan Chase Bank, the shareholder servicing agent, to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for all Funds except for Select Growth and Income Fund as to which JPMorgan Chase Bank is so acting and certain other matters pertaining to these Funds; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by JPMorgan Chase Bank) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of these Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders of these Funds; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of these Funds; and provide such other related services as to these Funds or a shareholder may request. JPMorgan Chase Bank may be required to register pursuant to state securities law. JPMorgan Chase Bank may subcontract with other parties for the provision of shareholder support services.



    In consideration of the service provided by JPMorgan Chase Bank pursuant to the Servicing Agreement, JPMorgan Chase Bank receives from each Fund a fee of 0.25% for the Select, Class A, Class B and Class C shares and a fee of 0.10% for the Institutional shares, expressed as a percentage of the average daily net asset values of Fund shares. The JPMorgan Chase Bank may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to each Fund on a month-to-month basis.



    The table below sets forth the shareholder servicing fees paid or accrued by each Fund and voluntarily waived the amounts in parentheses following such fees for the fiscal periods indicated (in thousands):



                                    FISCAL                  FISCAL                  FISCAL                  FISCAL
                                  YEAR ENDED              YEAR ENDED              YEAR ENDED           PERIOD 11/01/01
                                   10/31/99                10/31/00                10/31/01            THROUGH 12/31/01
                             --------------------    --------------------    --------------------    --------------------
                              PAID/                   PAID/                   PAID/                   PAID/
                             ACCRUED      WAIVED     ACCRUED      WAIVED     ACCRUED      WAIVED     ACCRUED      WAIVED
                             --------    --------    --------    --------    --------    --------    --------    --------
Capital Growth Fund
    A Shares                  $1,652         --       $1,354         --       $1,157         --        $195       $  --
    B Shares                     954         --          814         --          628         --          70          --
    C Shares(a)                   13         --           13         --           12         --           2          --
    Select Shares                107         --           45         --           19         --           1          --
Dynamic Small Cap Fund
    A Shares                  $  166      ($171)      $  292      ($246)      $  361      ($190)       $ 52       ($ 25)
    B Shares                     161         --          234         --          212         --          29          --
    C Shares                      17         --           25         --           29         --           5          --
    Select Shares                 --         --           --         --           --         --           1       ($  1)
Growth and Income Fund
    A Shares                  $3,793         --       $3,115         --       $2,461         --        $366          --
    B Shares                   1,427         --        1,153         --          741         --          77          --
    C Shares(a)                   21         --           25         --           22         --           3          --
    Select Shares                 69         --           31         --            4         --           1          --
Small Cap Equity
    A Shares                  $   37         --       $   16         --       $    8         --        $  1          --
    B Shares                     180         --           16         --          117         --          17          --
    Select Shares                687      ($687)         870      ($870)         998      ($890)        171       ($151)



                  (a)   Shareholder Servicing fees and waivers for 1999 are from the period April 5, 1999 (commencement of operations) through
                        October 31, 1999.



    JPMorgan Chase Bank may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. JPMorgan Chase Bank may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain JPMorgan Chase Bank may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as JPMorgan Chase Bank.



    The Funds may be sold to or through financial intermediaries who are customers of Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Funds. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as an investment alternative may also be paid a fee.


                                 TRANSFER AGENT

    The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

                                   CUSTODIAN


    Pursuant to a Custodian Agreement, JPMorgan Chase Bank acts as the custodian of the assets of each Fund and the Portfolio, and receives such compensation as is from time to time agreed upon by the Trust and JPMorgan Chase Bank. As custodian, JPMorgan Chase Bank provides oversight and record keeping for the assets held in the portfolios of each Fund and the Portfolio. JPMorgan Chase Bank also provides fund accounting services for the income, expenses and shares outstanding for all Funds except Growth and Income Fund, Select Growth and Income Fund, and Capital Growth Fund. JPMorgan Chase Bank is located at 3 Metrotech Center, Brooklyn, NY 11245. Investors Bank & Trust Company also provides fund accounting services for the income, expenses and shares outstanding for Growth and Income Fund, Select Growth and Income Fund and Capital Growth Fund. IBT is located at 200 Clarendon Street, 16 Floor,
Boston, MA 02116.



                            FINANCIAL PROFESSIONALS



    The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMorgan Chase Bank or the financial professional's clients may reasonably request and agree upon with the financial professional.



    Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals, but in all cases will be retained by the financial professional and not be remitted to the Fund or JPMorgan Chase Bank.



    Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.


                            INDEPENDENT ACCOUNTANTS


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York,
New York 10036, are the independent accountants of the Funds.
PricewaterhouseCoopers LLP provides the Funds and the Portfolio with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the SEC.



                                    EXPENSES


    Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


    JPMorgan Chase Bank has agreed that it will reimburse each Fund as described in the Prospectuses.

                              GENERAL INFORMATION

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    Mutual Fund Group is an open-end, management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. The Trust currently consists of 16 series of shares of beneficial interest, par value $.001 per share. With respect to certain Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through JPMorgan Chase Bank, as shareholder servicing agent, and, in the event written proxy instructions are not received by a Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, JPMorgan Chase Bank for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.


    Certain Funds offer Class A, Class B, Class C, Select Class and Institutional Class Shares. The classes of shares have several different attributes relating to sales charges and expenses, as described herein and in the Prospectuses. In addition to such differences, expenses borne by each class of a Fund may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on Class A shares. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.

    Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.


    The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, JPMorgan Chase Bank, as shareholder servicing agent, may vote any shares as to which JPMorgan Chase Bank is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which JPMorgan Chase Bank is the agent of record. Any shares so voted by JPMorgan Chase Bank will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.



    Stock certificates are issued only upon the written request of a shareholder, subject to the policies of JPMorgan Chase Bank, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by JPMorgan Chase Bank. No certificates are issued for Class B shares due to their conversion feature. No certificates are issued for Institutional Shares.


    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                               PRINCIPAL HOLDERS


    As of March 31, 2002, the following persons owned of record or were known by the Trust to own beneficially 5% or more of the outstanding shares of the following classes of the Funds:



FUND AND CLASS OF SHARES               NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------               -------------------------------        ---------------
Growth and Income Fund                 GREAT-WEST LIFE & ANNUITY INSURANCE          5.22%
 A Shares                              FBO ST OF SO CAROLINA 401/457 PLANS
                                       ATTN DEBRA BECHTEL
                                       2T2 UNIT VALUATIONS
                                       8515 E ORCHARD RD
                                       ENGLEWOOD CO 80111-5037

FUND AND CLASS OF SHARES               NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------               -------------------------------        ---------------
Dynamic Small Cap Fund                 JPM CHASE BANK AS AGENT FOR ALEX            11.41%
 Select Shares                         KAUFMAN
                                       ATTN: SPECIAL PRODUCTS 2/OPS3
                                       500 STANTON CHRISTIANA RD
                                       NEWARK DE 19713-2107
                                       BALSA & CO                                   8.32%
                                       MUTUAL FUNDS UNIT 16 HCB 340
                                       PO BOX 2558
                                       HOUSTON TX 77252-2558
                                       LASS FAMILY MASTER TRUST                     7.79%
                                       US TRUST COMPANY AS CUSTODIAN
                                       ATTN: PATRICK HUGHES VP
                                       114 W 47TH ST FL 8
                                       NEW YORK NY 10036-1510
                                       JPM CHASE BANK AS AGENT FOR GL & KM          7.50%
                                       JOHNSON JTWROS
                                       ATTN SPECIAL PRODUCTS 2/OPS3
                                       500 STANTON CHRISTIANA RD
                                       NEWARK DE 19713-2107
                                       JPM CHASE BANK AS AGENT FOR MICHAEL P        7.02%
                                       MALLARDI
                                       ATTN SPECIAL PRODUCTS 2/OPS3
                                       500 STANTON CHRISTIANA RD
                                       NEWARK DE 19713-2107
Small Cap Equity Fund                  BALSA & CO                                   7.26%
 A Shares                              MUTUAL FUNDS UNIT 16 HCB 340
                                       PO BOX 2558
                                       HOUSTON TX 77252-2558
                                       UMB BANK NA TR U/A 01/01/2001                6.86%
                                       AXCELIS TECHNOLOGIES INC LONG TERM
                                       INVESTMENT PLAN
                                       JPMORGAN/AMER CENT RPS MGMT TEAM
                                       PO BOX 419784
                                       KANSAS CITY MO 64141-6784
Growth and Income Fund                 HAMILL & CO                                 92.92%
 Select Shares                         FBO HOUSTON PILOTS RETIREMENT PLAN
                                       MAIL STA 16-HCB-09 PO BOX 2558
                                       HOUSTON TX 77252-2558
Small Cap Equity Fund                  CHASE MANHATTAN BANK N/A                    79.03%
 Select Shares                         GLOBAL SEC SERVICES OMNIBUS
                                       CMB THRIFT INCENTIVE PLAN
                                       ATTN DIANE ROUGIER
                                       3 CHASE METRO TECH CENTER FLR 7
                                       BROOKLYN NY 11245-0001
                                       HAMILL & CO FBO CHASE BANK OF TEXAS         11.95%
                                       NA
                                       ATTN MUTUAL FUND UNIT 16HCBO9
                                       PO BOX 2558
                                       HOUSTON TX 77252-2558

FUND AND CLASS OF SHARES               NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------               -------------------------------        ---------------
Capital Growth Fund                    MELLON BANK AS TRUSTEE OMNIBUS               73.7%
 Select Shares                         ATTN NANCY A RYAN ROGERS
                                       135 SANTILLI HIGHWAY
                                       AIM 026-0027
                                       EVERETT MA 02149-1906
                                       HAMILL & CO                                  6.02%
                                       FBO ELAINE WHITE TRUST
                                       MAIL STA 16-HCB-09 PO BOX 2558
                                       HOUSTON TX 77252-2558
Capital Growth Fund                    MLPF&S FOR THE SOLE BENEFIT OF ITS          28.08%
 C Shares                              CUSTOMERS
                                       ATTN FUND ADMINISTRATION
                                       SEC# 97TR4
                                       4800 DEER LAKE DR EAST 2ND FL
                                       JACKSONVILLE FL 32246-6484
Dynamic Small Cap Fund                 MLPF&S FOR THE SOLE BENEFIT OF ITS          46.33%
 C Shares                              CUSTOMERS
                                       ATTN FUND ADMINISTRATION
                                       SEC# 97TR1
                                       4800 DEER LAKE DR EAST 2ND FL
                                       JACKSONVILLE FL 32246-6484
Growth and Income Fund                 MLPF&S FOR THE SOLE BENEFIT OF ITS           6.40%
 C Shares                              CUSTOMERS
                                       ATTN FUND ADMINISTRATION
                                       SEC# 97TR2
                                       4800 DEER LAKE DR EAST 2ND FL
                                       JACKSONVILLE FL 32246-6484
Select Growth and Income Fund          CHASE MANHATTAN BANK N/A                    99.99%
                                       GLOBAL SEC SERVICES OMNIBUS
                                       CMB THRIFT INCENTIVE PLAN
                                       ATTN DIANE ROUGIER
                                       3 CHASE METRO TECH CENTER FLR 7
                                       BROOKLYN NY 11245-0001
Dynamic Small Cap Fund                 BALSA & CO                                   9.15%
 A Shares                              MUTUAL FUNDS UNIT 16 HCB 340
                                       PO BOX 2558
                                       HOUSTON TX 77252-2558
                                       MLPF&S FOR THE SOLE BENEFIT OF ITS           6.36%
                                       CUSTOMERS
                                       ATTN FUND ADMINISTRATION
                                       SEC# 97PG3
                                       4800 DEER LAKE DRIVE EAST
                                       2ND FLR
                                       JACKSONVILLE FL 32246-6484
                                       BALSA & CO                                   5.97%
                                       MUTUAL FUNDS UNIT 16 HCB 340
                                       PO BOX 2558
                                       HOUSTON TX 77252-2558

FUND AND CLASS OF SHARES               NAME AND ADDRESS OF SHAREHOLDER        PERCENTAGE HELD
------------------------               -------------------------------        ---------------
Dynamic Small Cap Fund                 MLPF&S FOR THE SOLE BENEFIT OF ITS           9.69%
 B Shares                              CUSTOMERS
                                       ATTN FUND ADMINISTRATION
                                       SEC# 97PG4
                                       4800 DEER LAKE DRIVE EAST 2ND FLR
                                       JACKSONVILLE FL 32246-6484


                              FINANCIAL STATEMENTS


    The financial statements and the report thereon of PricewaterhouseCoopers LLP are incorporated herein by reference to the Funds' annual report filing and the Portfolio's financial statements filing made with the SEC for December 31, 2001 (filed on 3/7/02; Accession
No. 0000912057-02-009002). These financial statements and report are available without charge upon request by calling JPMorgan Funds Service Center at
(800) 348-4782.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

    A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

MOODY'S INVESTORS SERVICE'S CORPORATE BOND RATINGS

    Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

    Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

    C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

             STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS

    AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

    AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

    A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

    BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CI--Bonds rated "CI" are income bonds on which no interest is being paid.

    D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

              MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS

    PRIME-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    PRIME-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

            STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

    An S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

    A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

    C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                               FITCH BOND RATINGS

    AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

    A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

                            FITCH SHORT-TERM RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    Fitch's short-term ratings are as follows:

    F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

    F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

    LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

    Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

    After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the SAI.

PART C

                                MUTUAL FUND GROUP
                            PART C. OTHER INFORMATION

ITEM 23.  Exhibits

EXHIBIT
NUMBER

(a)(1)  Declaration of Trust, as amended. (1)

(a)(2)  Certificate of Amendment to Declaration of Trust dated
        December 14, 1995.(6)

(a)(3)  Certificate of Amendment to Declaration of Trust dated
        October 19, 1995.(6)

(a)(4)  Certificate of Amendment to Declaration of Trust dated
        July 25, 1993. (6)

(a)(5)  Certificate of Amendment to Declaration of Trust dated
        November 1997. (10)

(a)(6)  Certificate of Amendment to Declaration of Trust dated
        June 5, 1998. (12)

(b)     By-laws, as amended. (1)

(d)     Form of Investment Advisory Agreement. (14)

(e)     Form of Distribution Agreement. (17)

(f)(1)  Retirement Plan for Eligible Trustees. (6)

(f)(2)  Deferred Compensation Plan for Eligible Trustees. (6)

(g)     Form of Custodian Agreement. (1)

(h)(1)  Form of Transfer Agency Agreement. (1)

(h)(2)  Form of Shareholder Servicing Agreement. (6)

(h)(3)  Form of Administration Agreement. (6)

(j)     Consent of Independent Accountants, filed herein.

(l)     Form of Purchase Agreement. (15)

(m)(1) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement. (1)

(m)(2) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement). (6)

(m)(3) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements). (9)

(n)     Form of Rule 18f-3 Multi-Class Plan. (17)

(p)(1)  Code of Ethics. (15)

(p)(2)  Amended Code of Ethics. (8)

(p)(3)  Amended Code of Ethics. (8)

(99)(a) Powers of Attorney for: William J. Armstrong, Roland R. Eppley, Jr., George Gatch, Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James J. Schonbachler, Leonard M. Spalding, H. Richard Vartabedian and
David Wezdenko. (16)

--------------------------

(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.

(2) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.

(3) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.

(4) Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.

(5) Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.

(6) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.

(7) Filed as an Exhibit to Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 28, 1997.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No. 33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.

(9) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.

(10) Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.

(11) Filed as an Exhibit to Amendment No. 50 to the Registration Statement on Form N-1A on February 27, 1998.

(12) Filed as an Exhibit to Amendment No. 53 to the Registration Statement on Form N-1A on June 29, 1998.

(13) Filed as an Exhibit to Amendment No. 71 to the Registration Statement on Form N-1A on February 28, 2001.

(14) Filed as an Exhibit to Amendment No. 72 to the Registration Statement on Form N-1A on March 9, 2001.

(15) Filed as an Exhibit to Amendment No. 74 to the Registration Statement on Form N-1A on April 20, 2001.


(16) Filed as an Exhibit to Amendment No. 78 to the Registration Statement on Form N-1A on September 7, 2001.

(17) Filed as an Exhibit to Amendment No. 79 to the Registration Statement on Form N-1A on December 14, 2001.

(18) Filed as an Exhibit to Amendment No. 80 to the Registration Statement on Form N-1A on January 28, 2002.

ITEM 24. Persons Controlled by or Under Common Control with Registrant Not applicable

ITEM 25.   Indemnification

           Reference is hereby made to Article V of the Registrant's Declaration of Trust.

           The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

           Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

           Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Investment Adviser

           The business of J.P. Morgan Fleming Asset Management (USA) Inc. is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J.P. Morgan Fleming Asset Management (USA) Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Fleming Asset Management (USA) Inc. (File No. 801-50256).

ITEM 27.  Principal Underwriters

           (a) J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., is the underwriter for the Registrant.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

Fleming Mutual Fund Group, Inc.
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Investment Trust
Mutual Fund Group
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust
Mutual Fund Variable Annuity Trust
Growth and Income Portfolio
JPMorgan Value Opportunities Fund, Inc.

           (b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                         Position and Offices                   Position and Offices
Name and Address                         With Distributor                       with Registrant
----------------                         -------------------------              -------------------------
Lynn J. Mangum                           Director                               None
90 Park Ave.
New York, NY 10016

Charles Linn Booth                       Vice President/Assistant Compliance    None
3435 Stelzer Road                        Officer
Columbus, OH 43219

Dennis Sheehan                           Director/Treasurer                        None
90 Park Avenue
New York, NY 10016

Kevin J. Dell                            Secretary                                 None
90 Park Avenue
New York, NY 10016

Edward S. Forman                         Assistant Secretary                       None
90 Park Avenue
New York, NY 10016

Olusegun T. Lawal                        Financial Operations Officer              None
90 Park Avenue
New York, NY 10016

Richard F. Froio                         Chief Compliance Officer                  None
60 State Street
Boston, MA 02109

William J. Tomko                         President                                 None
3435 Stelzer Road
Columbus, OH 43219

        (c)      Not applicable

ITEM 28.  Location of Accounts and Records

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                      NAME                                ADDRESS

           J.P. Morgan Fund Distributors, Inc.      1211 Avenue of the Americas
                                                    New York, NY 10036

           DST Systems, Inc.                        210 W. 10th Street,
                                                    Kansas City, MO 64105

           JPMorgan Chase Bank                      3 Metrotech Center
                                                    Brooklyn, NY 11245

           J.P. Morgan Fleming Asset                522 Fifth Avenue
           Management (USA), Inc.                   New York, NY 10036

           J.P. Morgan Fleming Asset Management     20 Finsbury Street,
            (London), Limited                       London, England ELZ9YAQ

           JF International Management Inc.         Jardine House, 47F
                                                    1 Connaught Place, HK

           JPMorgan Chase Bank                      One Chase Square,
                                                    Rochester, NY 14363

ITEM 29.  Management Services

                  Not applicable
ITEM 30.  Undertakings

           Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 30th day of April, 2002.

                                          MUTUAL FUND GROUP
                                      By: /s/ George Gatch
                                          --------------------------
                                              George Gatch
                                                President

                                          /s/ David Wezdenko
                                          --------------------------
                                              David Wezdenko
                                                Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 30, 2002.

    /s/Fergus Reid, III*            Chairman and Trustee
-------------------------------
    Fergus Reid, III

    /s/William J. Armstrong*        Trustee
-------------------------------
    William J. Armstrong

    /s/Ronald R. Eppley, Jr.*       Trustee
-------------------------------
    Roland R. Eppley, Jr.

   /s/Ann Maynard Gray*             Trustee
-------------------------------
    Ann Maynard Gray

   /s/Matthew Healey*               Trustee
-------------------------------
    Matthew Healey

    /s/James J. Schonbachler*       Trustee
-------------------------------
    James J. Schonbachler

   /s/Leonard M. Spalding, Jr.*     Trustee
-------------------------------
    Leonard M. Spalding, Jr.

   /s/H. Richard Vartabedian*       Trustee
-------------------------------
    H. Richard Vartabedian

* By/s/ David Wezdenko*
  -----------------------------
        David Wezdenko
        Attorney-in-Fact

                                     EXHIBIT INDEX

EXHIBIT NO.

Ex-99(j) Consent of PricewaterhouseCoopers, LLP - Independent Auditors